File No. 033-79562

          As filed with the Securities and Exchange Commission on April 15, 2011
      ====================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No. ____                                             [ ]
Post-Effective Amendment No.          21                                     [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No. 21

                        (Check appropriate box or boxes)

                       AUL American Individual Unit Trust
               (Exact Name of Registrant as Specified in Charter)

     One American Square, Indianapolis, Indiana                       46282
  (Address of Principal Executive Offices)                          (Zip Code)

     Registrant's Telephone Number, including Area Code:      (317) 285-1877

    Richard M. Ellery, Esq., One American Square, Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (Check appropriate Space)

         [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
         [X]     on May 1, 2011 pursuant to paragraph (b) of Rule 485
         [ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ]     on (date) pursuant to paragraph (a)(1) of Rule 485
         [ ]     75 days after filing pursuant to paragraph (a)(2)
         [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

        [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE
                        FOR A PREVIOUSLY FILED AMENDMENT.
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                                                 CROSS REFERENCE SHEET
                                                 Pursuant to Rule 495

               Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information)
                                            of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------
 1. Cover Page ...........................  Cover Page
 2. Definitions ..........................  Definitions
 3. Synopsis .............................  Summary; Expense Table
 4. Condensed Financial Information ......  Not Applicable
 5. General Description of Registrant,
    Depositor, and Portfolio Companies....  Information About AUL, The Variable
                                            Account, and the Funds; Voting of
                                            Shares of the Funds
 6. Deductions and Expenses ..............  Charges and Deductions
 7. General Description of Variable
    Annuity Contracts ....................  The Contracts; Premiums and Account
                                            Values During the Accumulation
                                            Period; Distributions; Summary
 8. Annuity Period .......................  Distributions
 9. Death Benefit ........................  Distributions
10. Purchases and Contract Values ........  Premiums and Account Values During
                                            the Accumulation Period
11. Redemptions ..........................  Distributions
12. Taxes ................................  Federal Tax Matters
13. Legal Proceedings ....................  Other Information
14. Table of Contents for the Statement
    of Additional Information ............  Statement of Additional Information
                                            Table of Contents

PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information         Statement of Additional Information
Item of Form N-4                            Caption
-----------------------------------         ------------------------------------
15. Cover Page ...........................  Cover Page
16. Table of Contents ....................  Table of Contents
17. General Information and History ......  General Information and History
18. Services .............................  Custody of Assets; Independent
                                            Auditors
19. Purchase of Securities Being Offered .  Distribution of Contracts;
                                            (Prospectus) Charges and Deductions
20. Underwriters .........................  Distribution of Contracts
21. Calculation of Performance Data ......  Performance Information
22. Annuity Payments .....................  (Prospectus) Distributions
23. Financial Statements .................  Financial Statements

PART C - OTHER INFORMATION
Item of Form N-4                            Part C Caption
----------------                            --------------
24. Financial Statements and Exhibits ....  (Statement of Additional
                                            Information) Financial Statements
                                            and Exhibits
25. Directors and Officers of the
    Depositor.............................  Directors and Officers of AUL
26. Persons Controlled By or Under
    Common Control with the Depositor or
    Registrant............................  Persons Controlled By or Under
                                            Common Control of Depositor or
                                            Registrant
27. Number of Contractowners .............  Number of Contractholders
28. Indemnification ......................  Indemnification
29. Principal Underwriters ...............  Principal Underwriters
30. Location of Accounts and Records .....  Location of Accounts and Records
31. Management Services ..................  Management Services
32. Undertakings..........................  Undertakings
    Signatures .........................    Signatures

                       PROSPECTUS FOR

                       IVA -

                       AUL AMERICAN INDIVIDUAL UNIT TRUST

                       INDIVIDUAL VARIABLE  ANNUITY CONTRACTS

--------------------------------------------------------------------------------

[LOGO OF ONEAMERICA]
   ONEAMERICA(R)

--------------------------------------------------------------------------------

                       PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:

                       AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                       a ONEAMERICA(R) company
                       P.O. Box 368, Indianapolis, Indiana 46206-0368
                       Telephone: (800) 537-6442

                                                                     May 1, 2011

                                   PROSPECTUS

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY
                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
          ONE AMERICAN SQUARE, INDIANAPOLIS INDIANA 46282,(317) 285-1877
                        VARIABLE PRODUCTS SERVICE OFFICE:
         P.O. BOX 7127, INDIANAPOLIS, INDIANA 46206-7127 (800) 537-6442
                               www.oneamerica.com

This Prospectus describes individual variable Annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL"). AUL designed the Contracts for use in connection with non-tax qualified retirement plans and deferred compensation plans for individuals ("Non-Qualified Plans"). Contract Owners may also use the Contracts in connection with retirement plans that meet the requirements of Sections 401, 403(b), 408, 408A, or 457 of the Internal Revenue Code.

This Prospectus describes two (2) variations of Contracts: Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), and Contracts for which Premiums may vary in amount and frequency only in the first Contract Year ("One Year Flexible Premium Contracts"). Both Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one (1) or more of the Investment Accounts of a separate account of AUL. The separate account is named the AUL American Individual Unit Trust (the "Variable Account"). Each Investment Account of the Variable Account invests in shares of one (1) of the following Fund portfolios:

Alger Portfolios                                              Janus Aspen Series
AllianceBernstein Variable Products Series Fund, Inc.         Invesco Variable Insurance Funds
American Century(R) Variable Portfolios, Inc.                 Neuberger Berman Advisers Management Trust
Calvert Variable Series, Inc.                                 OneAmerica Funds, Inc.
Columbia Funds Variable Insurance Trust                       Pioneer Variable Contracts Trust
Dreyfus Investment Portfolios                                 Royce Capital Fund
Dreyfus Variable Investment Fund                              T. Rowe Price Equity Series, Inc.
Fidelity(R) Variable Insurance Products Freedom Funds         T. Rowe Price Fixed Income Series, Inc.
Fidelity(R) Variable Insurance Products                       Timothy Plan(R) Portfolio Variable Series
Franklin Templeton Variable Insurance Products Trust          Vanguard(R) Variable Insurance Fund

Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding fund portfolio in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account."

This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2011, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above. A post card affixed to the printed prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                    THE DATE OF THIS PROSPECTUS IS MAY 1, 2011.

                                TABLE OF CONTENTS

Description                                                                 Page
-----------                                                                 ----
DEFINITIONS ...............................................................    3
SUMMARY ...................................................................    5
  Purpose of the Contracts ................................................    5
  Types of Contracts ......................................................    5
  The Variable Account and the Funds ......................................    5
  Fixed Account ...........................................................    7
  Premiums ................................................................    7
  Transfers ...............................................................    7
  Withdrawals .............................................................    7
  Loan Privileges .........................................................    7
  The Death Benefit .......................................................    7
  Charges .................................................................    7
  Free Look Period ........................................................    8
  Dollar Cost Averaging ...................................................    8
  Contacting AUL ..........................................................    8
EXPENSE TABLE .............................................................    8
CONDENSED FINANCIAL INFORMATION ...........................................    9
INFORMATION ABOUT AUL, THE
VARIABLE ACCOUNT, AND THE FUNDS ...........................................   20
  American United Life Insurance Company(R) ...............................   20
  Variable Account ........................................................   20
  The Funds ...............................................................   20
  Revenue AUL Receives ....................................................   20
  Fund and Objective List .................................................   21
THE CONTRACTS .............................................................   23
  General .................................................................   23
PREMIUMS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD ............................................   23
  Application for a Contract ..............................................   23
  Premiums Under the Contracts ............................................   23
  Free Look Period ........................................................   23
  Allocation of Premiums ..................................................   23
  Transfers of Account Value ..............................................   24
  Abusive Trading Practices ...............................................   24
     Late Trading .........................................................   24
     Market Timing ........................................................   24
  Dollar Cost Averaging Program ...........................................   25
  Contract Owner's Variable Account Value .................................   25
     Accumulation Units ...................................................   25
     Accumulation Unit Value ..............................................   25
     Net Investment Factor ................................................   25
CASH WITHDRAWALS AND THE DEATH PROCEEDS ...................................   26
  Cash Withdrawals ........................................................   26
  Loan Privileges .........................................................   26
  The Death Proceeds ......................................................   27
  Death of the Owner ......................................................   27
  Death of the Annuitant ..................................................   27
  Payments from the Variable Account ......................................   27
CHARGES AND DEDUCTIONS ....................................................   28
  Premium Tax Charge ......................................................   28
  Withdrawal Charge .......................................................   28
  Mortality and Expense Risk Charge .......................................   28
  Annual Contract Fee .....................................................   29
  Other Charges ...........................................................   29
  Variations in Charges ...................................................   29
  Guarantee of Certain Charges ............................................   29
  Expenses of the Funds ...................................................   29
ANNUITY PERIOD ............................................................   29
  General .................................................................   29
  Annuity Options .........................................................   30
     Option 1 - Income for a Fixed Period .................................   30
     Option 2 - Life Annuity ..............................................   30
     Option 3 - Survivorship Annuity ......................................   30
     Selection of an Option ...............................................   30
THE FIXED ACCOUNT .........................................................   30
  Interest ................................................................   30
  Withdrawals .............................................................   31
  Transfers ...............................................................   31
  Contract Charges ........................................................   31
  Payments from the Fixed Account .........................................   31
MORE ABOUT THE CONTRACTS ..................................................   31
  Designation and Change of Beneficiary ...................................   31
  Assignability ...........................................................   31
  Proof of Age and Survival ...............................................   32
  Misstatements ...........................................................   32
  Acceptance of New Premiums ..............................................   32
FEDERAL TAX MATTERS .......................................................   32
  Introduction ............................................................   32
  Diversification Standards ...............................................   32
  Taxation of Annuities in General - Non-Qualified Plans ..................   32
  Additional Considerations ...............................................   33
  Qualified Plans .........................................................   34
  Qualified Plan Federal Taxation Summary .................................   35
  403(b) Programs - Constraints on Withdrawals ............................   35
  401 or 403(b) Programs - Loan Privileges ................................   36
OTHER INFORMATION .........................................................   36
  Mixed and Shared Funding ................................................   36
  Voting of Shares of the Funds ...........................................   36
  Substitution of Investments .............................................   37
  Changes to Comply with Law and Amendments ...............................   37
  Reservation of Rights ...................................................   37
  Periodic Reports ........................................................   37
  Legal Proceedings .......................................................   37
  Legal Matters ...........................................................   37
  Financial Statements ....................................................   37
STATEMENT OF ADDITIONAL INFORMATION .......................................   38

                                   DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b) PROGRAM - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the Federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN - A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PROGRAM - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCUMULATION PERIOD - The period commencing on the Contract Date and ending when the Contract is terminated, either through a surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE -The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to payment of Death Proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-underwhich the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving; but AUL may not be open for business on other days.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT VALUE - The current value of a Contract, which is equal to the sum of Fixed Account Value and Variable Account Value. Initially, it is equal to the initial Premium and thereafter will reflect the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.

CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIXED ACCOUNT - An account that is part of AUL's General Account in which all or a portion of an Owner's Contract Value may be held for accumulation at fixed rates of interest paid by AUL.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to the Fixed Account.

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Contract Value at the time the first withdrawal in a given Contract Year is requested.

FUND - A diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - A sub-account of the Variable Account that invests in shares of one (1) of the Funds.

NON-TAX QUALIFIED DEFERRED COMPENSATION PLAN -An unfunded arrangement in which an employer makes agreements with management or highly compensated employees to make payments in the future in exchange for their current services.

OWNER - See "Contract Owner."

PREMIUMS - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE - Notice that is received at the Corporate Office in a form that is acceptable to AUL.

QUALIFIED PLANS - Employee Benefit Plans, 401 Programs, 403(b) Programs, 457 Programs, and 408 and 408A Programs.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - AUL American Individual Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding Fund portfolio.

VARIABLE ACCOUNT VALUE - The total value under a Contract allocated to the Investment Accounts of the Variable Account.

WITHDRAWAL VALUE - An Owner's Contract Value minus the applicable withdrawal charge.

                                     SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS
AUL offers the individual variable Annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408, or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable annuities may provide a Contract Owner with additional investment and insurance or Annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the Annuity contract. A variable Annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed Annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

TYPES OF CONTRACTS
AUL offers two (2) variations of contracts that are described in this Prospectus. With Flexible Premium Contracts, Premium payments may vary in amount and frequency, subject to the limitations described below. With One (1) Year Flexible Premium Contracts, Premium payments may vary in amount and frequency only during the first Contract Year. Premium payments may not be made after the first Contract Year.

THE VARIABLE ACCOUNT AND THE FUNDS
AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into sub accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios of the following Funds:

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                 FUND                                           INVESTMENT ADVISOR
----------------------------                 ----                                           ------------------
Alger LargeCap Growth Portfolio              Alger Portfolios                               The Manager
Alger Small-Cap Growth Portfolio             Alger Portfolios                               The Manager
AllianceBernstein VPS International          AllianceBernstein Variable Products            AllianceBernstein L.P.
  Growth Portfolio                             Series Fund, Inc.
AllianceBernstein VPS International          AllianceBernstein Variable Products            AllianceBernstein L.P.
  Value Portfolio                              Series Fund, Inc.
AllianceBernstein VPS Small/Mid Cap          AllianceBernstein Variable Products            AllianceBernstein L.P.
  Value Portfolio                              Series Fund, Inc.
American Century(R) VP Capital               American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
  Appreciation                                                                                Management, Inc.
American Century(R) VP Income &              American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
  Growth Portfolio                                                                            Management, Inc.
American Century(R) VP International         American Century(R) Variable Portfolios, Inc.  American Century(R) Global Investment
  Portfolio                                                                                   Management, Inc.
American Century(R) VP MidCap                American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
  Value Fund                                                                                  Management, Inc.
American Century(R) VP Ultra(R)              American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
                                                                                              Management, Inc.
American Century(R) VP Vista(SM)             American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
                                                                                              Management, Inc.
Calvert Social Mid Cap Growth Portfolio      Calvert Variable Series, Inc.                  Calvert Asset Management Company, Inc.
Columbia Variable Portfolio -                Columbia Funds Variable Insurance Trust        Columbia Management Advisors, LLC
  Short Duration US Government Fund
  (Formerly, Columbia Federal
  Securities Fund)(1)
Columbia Variable Portfolio -                Columbia Funds Variable Insurance Trust        Columbia Management Advisors, LLC
  Small Cap Value Fund (Formerly
  Columbia Small Cap Value Fund)(2)
Dreyfus DIP, Technology Growth               Dreyfus Investment Portfolios                  The Dreyfus Corporation
  Portfolio
Dreyfus IP, Small-Cap Stock Index            Dreyfus Investment Portfolios                  The Dreyfus Corporation
  Portfolio
Dreyfus Variable Investment Fund,            Dreyfus Variable Investment Fund               The Dreyfus Corporation
  Appreciation Portfolio
Fidelity(R) VIP Freedom Income Portfolio     Fidelity(R) Variable Insurance Products (VIP)  Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2005 Portfolio       Fidelity(R) Variable Insurance Products (VIP)  Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2010 Portfolio       Fidelity(R) Variable Insurance Products (VIP)  Strategic Advisers, Inc.
                                               Freedom Funds

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                 FUND                                           INVESTMENT ADVISOR
----------------------------                 ----                                           ------------------
Fidelity(R) VIP Freedom 2015 Portfolio       Fidelity(R) Variable Insurance Products (VIP)  Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2020 Portfolio       Fidelity(R) Variable Insurance Products (VIP)  Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2025 Portfolio       Fidelity(R) Variable Insurance Products (VIP)  Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Freedom 2030 Portfolio       Fidelity(R) Variable Insurance Products (VIP)  Strategic Advisers, Inc.
                                               Freedom Funds
Fidelity(R) VIP Asset Manager(SM) Portfolio  Fidelity(R) Variable Insurance Products (VIP)  Fidelity(R) Management & Research
                                                                                              Company
Fidelity(R) VIP Contrafund(R) Portfolio      Fidelity(R) Variable Insurance Products (VIP)  Fidelity(R) Management & Research
                                                                                              Company
Fidelity(R) VIP Equity-Income Portfolio      Fidelity(R) Variable Insurance Products (VIP)  Fidelity(R) Management & Research
                                                                                              Company
Fidelity(R) VIP Growth Portfolio             Fidelity(R) Variable Insurance Products (VIP)  Fidelity(R) Management & Research
                                                                                              Company
Fidelity(R) VIP High Income Portfolio        Fidelity(R) Variable Insurance Products (VIP)  Fidelity(R) Management & Research
                                                                                              Company
Fidelity(R) VIP Index 500 Portfolio          Fidelity(R) Variable Insurance Products (VIP)  Fidelity(R) Management & Research
                                                                                              Company
Fidelity(R) VIP Mid-Cap Portfolio            Fidelity(R) Variable Insurance Products (VIP)  Fidelity(R) Management & Research
                                                                                              Company
Fidelity(R) VIP Overseas Portfolio           Fidelity(R) Variable Insurance Products (VIP)  Fidelity(R) Management & Research
                                                                                              Company
Franklin Small Cap Value Securities Fund     Franklin Templeton Variable Insurance          Franklin Advisory Services, LLC
                                               Products Trust
Franklin Templeton VIP Founding Funds        Franklin Templeton Variable Insurance          Franklin Templeton Services LLC
  Allocation Fund                              Products Trust
Invesco V.I. Core Equity Fund                Invesco V.I. Funds Trust                       Invesco Advisers, Inc.
Invesco V.I. Capital Development Fund        Invesco V.I. Funds Trust                       Invesco Advisers, Inc.
  (Formerly Invesco V.I. Dynamics Fund)(3)
Invesco V.I. Dividend Growth Fund            Invesco V.I. Funds Trust                       Invesco Advisers, Inc.
  (Formerly Invesco V.I. Financial
  Services Fund)(4)
Invesco V.I. Global Health Care Fund         Invesco V.I. Funds Trust                       Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund         Invesco V.I. Funds Trust                       Invesco Advisers, Inc.
Invesco V.I. High Yield Fund                 Invesco V.I. Funds Trust                       Invesco Advisers, Inc.
Invesco V.I. International Growth Fund       Invesco V.I. Funds Trust                       Invesco Advisers, Inc.
Invesco V.I. Utilities Fund                  Invesco V.I. Funds Trust                       Invesco Advisers, Inc.
Janus Aspen Flexible Bond Portfolio          Janus Aspen Series                             Janus Capital Management LLC
Janus Aspen Forty Portfolio                  Janus Aspen Series                             Janus Capital Management LLC
Janus Aspen International Growth Portfolio   Janus Aspen Series                             Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value            Janus Aspen Series                             Janus Capital Management LLC
  Portfolio
Janus Aspen Worldwide Growth Portfolio       Janus Aspen Series                             Janus Capital Management LLC
Neuberger Berman AMT Mid-Cap                 Neuberger Berman Advisers                      Neuberger Berman Management LLC
  Growth Portfolio                             Management Trust
Neuberger Berman AMT Regency                 Neuberger Berman Advisers                      Neuberger Berman Management LLC
  Portfolio                                    Management Trust
Neuberger Berman AMT Short Duration          Neuberger Berman Advisers                      Neuberger Berman Management LLC
    Bond Portfolio                             Management Trust
Neuberger Berman AMT Small Cap               Neuberger Berman Advisers                      Neuberger Berman Management LLC
    Growth Portfolio                           Management Trust
OneAmerica Asset Director Portfolio          OneAmerica Funds, Inc.                         American United Life Insurance
                                                                                              Company(R)
OneAmerica Investment Grade Bond             OneAmerica Funds, Inc.                         American United Life Insurance
  Portfolio                                                                                   Company(R)
OneAmerica Money Market Portfolio            OneAmerica Funds, Inc.                         American United Life Insurance
                                                                                              Company(R)
OneAmerica Value Portfolio                   OneAmerica Funds, Inc.                         American United Life Insurance
                                                                                              Company(R)
Pioneer Emerging Markets VCT Portfolio       Pioneer Variable Contracts Trust(VCT)          Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio          Pioneer Variable Contracts Trust(VCT)          Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio                   Pioneer Variable Contracts Trust(VCT)          Pioneer Investment Management, Inc.
Pioneer Growth Opportunities                 Pioneer Variable Contracts Trust (VCT)         Pioneer Investment Management, Inc.
  VCT Portfolio
Royce Small-Cap Portfolio                    Royce Capital Fund                             Royce & Associates, LLC
T. Rowe Price Blue Chip Growth Portfolio     T. Rowe Price Equity Series, Inc.              T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio        T. Rowe Price Equity Series, Inc.              T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term                   T. Rowe Price Fixed Income Series, Inc.        T. Rowe Price Associates, Inc.
  Bond Portfolio
T. Rowe Price Mid-Cap Growth Portfolio       T. Rowe Price Equity Series, Inc.              T. Rowe Price Associates, Inc.
Templeton Foreign Securities Fund            Franklin Templeton Variable Insurance          Franklin Advisory Services, LLC
                                               Products Trust
Templeton Global Bond Securities Fund        Franklin Templeton Variable Insurance          Franklin Advisory Services, LLC
                                               Products Trust
The Timothy Plan(R) Conservative             Timothy Plan(R) Portfolio Variable Series      Timothy Partners, LTD
  Growth Portfolio
The Timothy Plan(R) Strategic                Timothy Plan(R) Portfolio Variable Series      Timothy Partners, LTD
  Growth Portfolio
Vanguard(R) VIF Diversified Value            Vanguard(R) Variable Insurance Fund            Barrow, Hanley, Mewhinney &
  Portfolio                                                                                   Strauss, Inc.

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                 FUND                                           INVESTMENT ADVISOR
----------------------------                 ----                                           ------------------
Vanguard(R) VIF Mid-Cap Index Portfolio      Vanguard(R) Variable Insurance Fund            Vanguard Quantitative Equity Group
Vanguard(R) VIF Small Company                Vanguard(R) Variable Insurance Fund            Granahan Investment Management, Inc. &
  Growth Portfolio                                                                            Vanguard Quantitative Equity Group
Vanguard(R) VIF Total Bond Market            Vanguard(R) Variable Insurance Fund            Vanguard Fixed Income Group
  Index Portfolio

(1) As of April 29, 2011, the Columbia Federal Securities Fund, Variable Series will merge into the Columbia Variable Portfolio - Short Duration US Government Fund.
(2) As of May 2, 2011, the Columbia Small Cap Value Fund, Variable Series will be renamed to the Columbia Variable Portfolio - Small Cap Value.
(3) As of May 1, 2011, the Invesco V.I. Dynamics Fund will merge into the Invesco V.I. Capital Development Fund.
(4) As of May 1, 2011, the Invesco V.I. Financial Services Fund will merge into the Invesco V.I. Dividend Growth Fund.

Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

FIXED ACCOUNT

The Contract Owner may allocate Premiums to the Fixed Account, which is part of AUL's General Account. Amounts allocated to the Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. See "The Fixed Account."

PREMIUMS

For Flexible Premium Contracts, the Contract Owner may vary Premiums in amount and frequency. The minimum Premium payment is $50. For the first three (3) Contract Years, Premiums must total, on a cumulative basis, at least $300 each Contract Year. For One (1) Year Flexible Premium Contracts, the Contract Owner may pay Premiums only during the first Contract Year. The minimum Premium is $500 with a minimum total first (1st) year Premium of $5,000. See "Premiums under the Contracts."

TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to the Fixed Account at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one (1) Investment Account or from the Fixed Account is $500. If the Contract Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Contract Value in that Account. If, after any transfer, the remaining Contract Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request for a transfer of the entire Contract Value in that Investment Account.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers.

Amounts transferred from the Fixed Account to an Investment Account cannot exceed 20 percent of the Owner's Fixed Account Value as of the beginning of that Contract Year. See "Transfers of Account Value."

WITHDRAWALS

The Contract Owner may surrender the Contract or take a withdrawal from the Contract Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200 for Flexible Premium Contracts and $500 for One (1) Year Flexible Premium Contracts.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of a surrender and withdrawals.

LOAN PRIVILEGES

Prior to the Annuity Date, the Owner of a Contract qualified under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Contract Value available for surrender.

THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds" and "Annuity Period."

CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a premium tax charge, and an administrative fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."

FREE LOOK PERIOD

The Contract Owner has the right to return the Contract for any reason within ten (10) days of receipt (or a longer period if required by state law). If the Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the greater of (1) Premium payments, or (2) the Contract Value minus amounts deducted for premium taxes.

DOLLAR COST AVERAGING

Owners may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under a DCA Program, the Owner authorizes AUL to transfer a specific dollar amount from the One America Money Market Investment Account, ("MMIA") into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. An Owner may elect monthly, quarterly, semi-annual, or annual DCA transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program. To participate in the program, AUL requires a minimum transfer amount of $500, and a minimum deposit of $10,000. For further information, see the explanation under "Dollar Cost Averaging Program."

CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Service Office shown in the front of this Prospectus.

                                  EXPENSE TABLE

The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Interest Account or to Annuity payments under an Annuity Option.

CONTRACT OWNER TRANSACTION EXPENSES

DEFERRED SALES LOAD (AS A PERCENTAGE OF AMOUNT SURRENDERED; ALSO REFERRED TO AS A "WITHDRAWAL CHARGE")(1)

                    CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)

Contract Year               1       2      3      4      5      6      7      8      9      10       11 or more
-------------               --      --     --     --     --     --     --     --     --      --      ----------
Flexible Premium            10%     9%     8%     7%     6%     5%     4%     3%     2%      1%          0%
    Contracts
One Year Flexible            7%     6%     5%     4%     3%     2%     1%     0%     0%      0%          0%
    Premium Contracts

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

ANNUAL CONTRACT FEE

Maximum annual Contract fee (per year)(2) ...............................   $30

VARIABLE ACCOUNT ANNUAL EXPENSE (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

Mortality and expense risk fee .......................................... 1.25%

(1) An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to a withdrawal charge. The Free Withdrawal Amount is 12 percent of the Contract Value as of the most recent Contract Anniversary. See "Withdrawal Charge."
(2) The Annual Contract Fee may be less than $30.00 per year, based on the Owner's Account Value. The maximum charge imposed will be the lesser of 2 percent of the Owner's Contract Value or $30.00 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract Anniversary.

The next item shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL FUND ANNUAL OPERATING EXPENSES                        MINIMUM     MAXIMUM
   (expenses that are deducted from Fund assets,
   including management fees, distribution and/or
   service (12b-1) fees, and other expenses) ...........     0.10%       2.05%

EXAMPLE

The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable Annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. The Example is per $1,000. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If the Owner surrenders his or her Contract at the end of the applicable time period:

                                         1 Year          3 Years          5 Years        10 Years
                                         ------          -------          -------        --------
Flexible Premium Contracts               $125.63          $183.65         $242.63         $394.41
One Year Flexible Premium Contracts       $98.91          $156.07         $214.26         $384.26

(2) If the Owner annuitizes at the end of the applicable time period:

                                         1 Year          3 Years          5 Years        10 Years
                                         ------          -------          -------        --------
Flexible Premium Contracts               $125.63         $183.65         $242.63         $394.41
One Year Flexible Premium Contracts       $98.81         $156.07         $214.26         $384.26

(3) If the Owner does not surrender his or her Contract:

                                         1 Year          3 Years          5 Years        10 Years
                                         ------          -------          -------        --------
Flexible Premium Contracts               $36.23          $110.10          $185.89         $384.26
One Year Flexible Premium Contracts      $36.23          $110.10          $185.89         $384.26

                         CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from January 1, 2001 to December 31, 2010. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2010. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.

                             ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT           AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
-------------------          ----------------------            ----------------            ----------------------------
OneAmerica Asset Director Portfolio
  2010                               $15.07                         $16.65                            283,621
  2009                                12.09                          15.07                            341,401
  2008                                16.42                          12.09                            425,587
  2007                                15.83                          16.42                            607,506
  2006                                14.50                          15.83                            729,459
  2005                                13.64                          14.50                            888,427
  2004                                12.38                          13.64                            901,224
  2003                                 9.83                          12.38                            946,137
  2002                                10.22                           9.83                          1,022,613
  2001                                 9.36                          10.22                            791,595
OneAmerica Investment Grade Bond Portfolio
  2010                               $10.57                         $11.20                            232,291
  2009                                 9.27                          10.57                            242,897
  2008                                 9.48                           9.27                            292,968
  2007                                 9.02                           9.48                            315,884
  2006                                 8.80                           9.02                            403,599
  2005                                 8.72                           8.80                            475,535
  2004                                 8.48                           8.72                            606,151
  2003                                 8.19                           8.48                            730,464
  2002                                 7.68                           8.19                          1,038,100
  2001                                 7.27                           7.68                            741,931

                             ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT           AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
-------------------          ----------------------            ----------------            ----------------------------
OneAmerica Money Market Portfolio
  2010                               $1.37                           $1.36                          2,214,224
  2009                                1.39                            1.37                          2,086,942
  2008                                1.38                            1.39                          4,546,990
  2007                                1.33                            1.38                          2,367,854
  2006                                1.29                            1.33                          1,568,319
  2005                                1.27                            1.29                          2,098,007
  2004                                1.27                            1.27                          2,876,254
  2003                                1.28                            1.27                          3,388,874
  2002                                1.28                            1.28                          5,033,630
  2001                                1.25                            1.28                          6,068,801
OneAmerica Value Portfolio
  2010                              $16.55                          $18.56                            372,948
  2009                               12.86                           16.55                            434,615
  2008                               20.66                           12.86                            485,686
  2007                               20.20                           20.66                            683,115
  2006                               18.01                           20.20                            812,286
  2005                               16.60                           18.01                            892,522
  2004                               14.62                           16.60                            904,469
  2003                               10.84                           14.62                            921,289
  2002                               11.80                           10.84                            927,497
  2001                               10.74                           11.80                            860,430
Invesco V.I. Core Equity Fund II
  2010                               $6.19                           $6.67                                  -
  2009                                5.00 (05/01/2009)               6.19                                  0
Invesco V.I. Dynamics Fund
  2010                               $5.41                           $6.61                              3,835
  2009                                3.84                            5.41                              4,008
  2008                                7.50                            3.84                              3,566
  2007                                6.77                            7.50                              2,948
  2006                                5.98                            6.77                              2,661
Invesco V.I. Financial Services Fund
  2010                               $2.52                           $2.74                                756
  2009                                2.00                            2.52                                 29
  2008                                4.99                            2.00                                917
  2007                                6.50                            4.99                             17,564
  2006                                5.65                            6.50                              6,789
  2005                                5.00 (04/20/2005)               5.65                                  0
Invesco V.I. Global Health Care Fund
  2010                               $5.72                           $5.95                              3,862
  2009                                4.54                            5.72                              8,447
  2008                                6.44                            4.54                              7,713
  2007                                5.83                            6.44                              7,671
  2006                                5.61                            5.83                             11,706
  2005                                5.00 (04/20/2005)               5.61                              5,768
Invesco V.I. Global Real Estate Fund
  2010                               $5.38                           $6.24                             28,788
  2009                                4.14                            5.38                             33,476
  2008                                7.57                            4.14                             36,490
  2007                                8.12                            7.57                             62,974
  2006                                5.76                            8.12                            122,438
  2005                                5.00 (04/20/2005)               5.76                             14,188

                             ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT           AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
-------------------          ----------------------            ----------------            ----------------------------
Invesco V.I. High Yield Fund
  2010                               $6.30                           $7.07                           9,683
  2009                                4.18                            6.30                          11,478
  2008                                5.69                            4.18                           8,421
  2007                                5.69                            5.69                           6,347
  2006                                5.21                            5.69                           3,001
  2005                                5.00 (04/20/2005)               5.21                           3,212
Invesco V.I. International Growth Fund
  2010                               $6.61                           $7.35                           4,124
  2009                                5.00 (05/01/2009)               6.61                           4,086
Invesco V.I. Utilities Fund
  2010                               $6.24                           $6.55                          22,768
  2009                                5.50                            6.24                          28,608
  2008                                8.23                            5.50                          32,290
  2007                                6.91                            8.23                          38,272
  2006                                5.58                            6.91                         100,213
  2005                                5.00 (04/20/2005)               5.58                          96,217
Alger LargeCap Growth Portfolio
  2010                              $11.47                          $12.84                         500,226
  2009                                7.87                           11.47                         607,192
  2008                               14.80                            7.87                         707,940
  2007                               12.49                           14.80                         892,820
  2006                               12.03                           12.49                       1,133,677
  2005                               10.87                           12.03                       1,436,440
  2004                               10.44                           10.87                       1,905,091
  2003                                7.82                           10.44                       2,283,060
  2002                               11.81                            7.82                       2,541,780
  2001                               13.57                           11.81                       3,032,038
Alger Small-Cap Growth Portfolio
  2010                               $6.58                           $8.14                          33,044
  2009                                4.58                            6.58                          41,555
  2008                                8.69                            4.58                          43,937
  2007                                7.50                            8.69                          46,582
  2006                                6.33                            7.50                          43,648
  2005                                5.00 (04/20/2005)               6.33                          26,828
AllianceBernstein VPS International Growth Portfolio
  2010                               $3.63                           $4.05                           3,111
  2009                                2.63                            3.63                           6,970
  2008                                5.00 (05/01/2008)               2.63                               0
AllianceBernstein VPS International Value Portfolio
  2010                               $3.20                           $3.30                          10,524
  2009                                2.41                            3.20                          14,249
  2008                                5.00 (05/01/2008)               2.41                           2,257
AllianceBernstein VPS Small/Mid Cap Value Portfolio
  2010                               $4.48                           $5.61                           6,982
  2009                                3.17                            4.48                          10,996
  2008                                5.00 (05/01/2008)               3.17                             891

                             ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT           AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
-------------------          ----------------------            ----------------            ----------------------------
American Century(R) VP Capital Appreciation Portfolio
  2010                               $10.00                          $12.96                          36,901
  2009                                 7.39                           10.00                          51,461
  2008                                13.90                            7.39                          87,443
  2007                                 9.65                           13.90                         114,873
  2006                                 8.34                            9.65                          87,444
  2005                                 6.92                            8.34                         141,130
  2004                                 6.51                            6.92                         118,571
  2003                                 5.47                            6.51                         155,915
  2002                                 7.03                            5.47                         167,762
  2001                                 9.90                            7.03                         195,070
American Century(R) VP Income & Growth Portfolio
  2010                                $4.63                           $5.22                          27,334
  2009                                 3.97                            4.63                          48,645
  2008                                 6.14                            3.97                          59,462
  2007                                 6.22                            6.14                          76,667
  2006                                 5.38                            6.22                          84,821
  2005                                 5.00 (04/20/2005)               5.38                          88,500
American Century(R) VP International Portfolio
  2010                                $9.86                          $11.03                         183,476
  2009                                 7.46                            9.86                         230,196
  2008                                13.70                            7.46                         264,029
  2007                                11.75                           13.70                         313,636
  2006                                 9.51                           11.75                         364,093
  2005                                 8.51                            9.51                         383,987
  2004                                 7.49                            8.51                         416,805
  2003                                 6.09                            7.49                         529,757
  2002                                 7.75                            6.09                         587,161
  2001                                11.08                            7.75                         634,536
American Century(R) VP Mid Cap Value Fund
  2010                                $6.53                           $7.67                               -
  2009                                 5.00 (12/01/2009)               6.53                           2,048
American Century(R) VP Ultra  (R)
  2010                                $4.81                           $5.52                           1,659
  2009                                 3.62                            4.81                           1,642
  2008                                 6.27                            3.62                           1,605
  2007                                 5.25                            6.27                           1,455
  2006                                 5.51                            5.25                             398
  2005                                 5.00 (04/20/2005)               5.51                             116
American Century(R) VP Vista(SM)
  2010                                $5.22                           $6.38                           5,886
  2009                                 4.31                            5.22                           6,622
  2008                                 8.50                            4.31                           9,628
  2007                                 6.16                            8.50                          19,618
  2006                                 5.87                            6.16                           7,331

                             ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT           AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
-------------------          ----------------------            ----------------            ----------------------------
Calvert Social Mid Cap Growth Portfolio
  2010                               $9.53                           $12.38                          74,436
  2009                                7.31                             9.53                          85,349
  2008                               11.79                             7.31                          96,570
  2007                               10.84                            11.79                         117,438
  2006                               10.27                            10.84                         144,217
  2005                               10.35                            10.27                         180,616
  2004                                9.59                            10.35                         232,078
  2003                                7.37                             9.59                         280,104
  2002                               10.40                             7.37                         300,921
  2001                               11.99                            10.40                         345,255
Columbia Federal Securities Fund, Variable Series
  2010                               $5.29                            $5.49                           6,509
  2009                                5.26                             5.29                             452
  2008                                5.00 (05/01/2008)                5.26                           6,575
Columbia Small Cap Value Fund, Variable Series
  2010                               $4.58                            $5.73                           8,475
  2009                                3.70                             4.58                           5,688
  2008                                5.00 (05/01/2008)                3.70                             753
Dreyfus Investment Portfolios, Technology Growth Portfolio
  2010                               $5.96                            $7.64                          46,386
  2009                                3.84                             5.96                          62,788
  2008                                6.63                             3.84                           6,905
  2007                                5.86                             6.63                           1,957
  2006                                5.83                             5.86                             898
Dreyfus IP Small Cap Stock Index Portfolio
  2010                               $6.37                            $7.92                             147
  2009                                5.00 (05/01/2009)                6.37                           1,688
Dreyfus Variable Investment Fund, Appreciation Portfolio
  2010                               $5.28                            $5.99                             684
  2009                                4.37                             5.28                             668
  2008                                6.30                             4.37                             635
  2007                                5.97                             6.30                             500
  2006                                5.20                             5.97                           1,303
  2005                                5.00 (04/20/2005)                5.20                             123
Fidelity(R) VIP Freedom Income Portfolio
  2010                               $5.73                            $6.08                           1,163
  2009                                5.04                             5.73                               0
  2008                                5.70                             5.04                           1,142
  2007                                5.44                             5.70                           2,134
  2006                                5.17                             5.44                               0
  2005
Fidelity(R) VIP Freedom 2005 Portfolio
  2010                               $5.61                            $6.17                               1
  2009                                4.62                             5.61                             151
  2008                                6.14                             4.62                             610
  2007                                5.72                             6.14                           2,051
  2006                                5.42                             5.72                           1,373
  2005                                5.00 (05/20/2005)                5.42                              24

                             ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT           AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
-------------------          ----------------------            ----------------            ----------------------------
Fidelity(R) VIP Freedom 2010 Portfolio
  2010                               $5.61                           $6.26                               493
  2009                                4.58                            5.61                             3,481
  2008                                6.18                            4.58                             7,222
  2007                                5.76                            6.18                             3,402
  2006                                5.31                            5.76                             3,368
  2005                                5.00 (05/20/2005)               5.31                                49
Fidelity(R) VIP Freedom 2015 Portfolio
  2010                               $5.68                           $6.35                            11,272
  2009                                4.59                            5.68                             3,554
  2008                                6.37                            4.59                             3,468
  2007                                5.90                            6.37                             9,384
  2006                                5.38                            5.90                             9,317
  2005                                5.00 (05/20/2005)               5.38                             6,087
Fidelity(R) VIP Freedom 2020 Portfolio
  2010                               $5.54                           $6.27                             4,888
  2009                                4.35                            5.54                             4,759
  2008                                6.54                            4.35                             4,203
  2007                                6.01                            6.54                             6,316
  2006                                5.47                            6.01                             5,485
  2005                                5.00 (05/20/2005)               5.47                               122
Fidelity(R) VIP Freedom 2025 Portfolio
  2010                               $5.54                           $6.33                               647
  2009                                4.31                            5.54                               654
  2008                                6.63                            4.31                               693
  2007                                6.08                            6.63                               773
  2006                                5.48                            6.08                               938
  2005                                5.00 (05/20/2005)               5.48                               570
Fidelity(R) VIP Freedom 2030 Portfolio
  2010                               $5.39                           $6.18                             4,625
  2009                                4.15                            5.39                             3,847
  2008                                6.78                            4.15                             3,578
  2007                                6.16                            6.78                             2,557
  2006                                5.52                            6.16                               533
  2005                                5.00 (05/20/2005)               5.52                               164
Fidelity(R) VIP Asset Manager(SM) Portfolio
  2010                              $10.39                          $11.73                           355,198
  2009                                8.15                           10.39                           409,373
  2008                               11.58                            8.15                           494,247
  2007                               10.15                           11.58                           589,267
  2006                                9.58                           10.15                           739,082
  2005                                9.32                            9.58                         1,013,205
  2004                                8.95                            9.32                         1,307,102
  2003                                7.68                            8.95                         1,574,937
  2002                                8.52                            7.68                         1,801,385
  2001                                9.00                            8.52                         2,108,498

                             ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT           AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
-------------------          ----------------------            ----------------            ----------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
  2010                               $16.26                          $18.82                           479,259
  2009                                12.13                           16.26                           554,862
  2008                                21.36                           12.13                           588,981
  2007                                18.40                           21.36                           781,372
  2006                                16.68                           18.40                           932,949
  2005                                14.44                           16.68                         1,096,372
  2004                                12.66                           14.44                         1,217,539
  2003                                 9.98                           12.66                         1,365,801
  2002                                11.15                            9.98                         1,501,146
  2001                                12.86                           11.15                         1,672,826
Fidelity(R) VIP Equity-Income Portfolio
  2010                               $10.46                          $11.89                           244,011
  2009                                 8.13                           10.46                           285,839
  2008                                14.36                            8.13                           358,359
  2007                                14.32                           14.36                           457,083
  2006                                12.06                           14.32                           532,221
  2005                                11.54                           12.06                           626,276
  2004                                10.48                           11.54                           800,706
  2003                                 8.14                           10.48                           929,422
  2002                                 9.92                            8.14                         1,044,755
  2001                                10.57                            9.92                         1,192,856
Fidelity(R) VIP Growth Portfolio
  2010                               $10.49                          $12.86                           370,962
  2009                                 8.28                           10.49                           419,225
  2008                                15.87                            8.28                           477,997
  2007                                12.65                           15.87                           604,539
  2006                                11.99                           12.65                           761,894
  2005                                11.48                           11.99                           954,765
  2004                                11.24                           11.48                         1,290,813
  2003                                 8.57                           11.24                         1,541,416
  2002                                12.41                            8.57                         1,703,339
  2001                                15.26                           12.41                         1,977,370
Fidelity(R) VIP High Income Portfolio
  2010                                $8.67                           $9.74                           136,556
  2009                                 6.10                            8.67                           151,725
  2008                                 8.23                            6.10                           162,799
  2007                                 8.11                            8.23                           192,302
  2006                                 7.38                            8.11                           257,162
  2005                                 7.28                            7.38                           310,090
  2004                                 6.72                            7.28                           396,131
  2003                                 5.35                            6.72                           486,496
  2002                                 5.24                            5.35                           503,559
  2001                                 6.01                            5.24                           553,994

                             ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT           AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
-------------------          ----------------------            ----------------            ----------------------------
Fidelity(R) VIP Index 500 Portfolio
  2010                               $12.94                          $14.69                           581,716
  2009                                10.35                           12.94                           704,378
  2008                                16.63                           10.35                           813,540
  2007                                15.97                           16.63                         1,061,978
  2006                                13.97                           15.97                         1,264,276
  2005                                13.50                           13.97                         1,556,360
  2004                                12.36                           13.50                         1,860,942
  2003                                 9.73                           12.36                         2,160,335
  2002                                12.68                            9.73                         2,336,745
  2001                                14.60                           12.68                         2,676,627
Fidelity(R) VIP Mid-Cap Portfolio Service Class
  2010                                $6.44                           $8.18                             5,290
  2009                                 5.00 (05/01/2009)               6.44                             2,700
Fidelity(R) VIP Overseas Portfolio
  2010                                $8.81                           $9.84                           164,464
  2009                                 7.05                            8.81                           201,674
  2008                                12.71                            7.05                           222,005
  2007                                10.97                           12.71                           255,376
  2006                                 9.41                           10.97                           274,739
  2005                                 8.00                            9.41                           251,503
  2004                                 7.13                            8.00                           226,012
  2003                                 5.04                            7.13                           239,795
  2002                                 6.40                            5.04                           248,603
  2001                                 8.22                            6.40                           313,481
  2000                                10.28                            8.22                           370,560
Franklin Small Cap Value Securities Fund
  2010                                $4.24                           $5.38                             4,124
  2009                                 3.31                            4.24                                 0
  2008                                 5.00 (05/01/2008)               3.31                                26
Franklin Templeton VIP Founding Funds Allocation
  2010                                $4.30                           $4.70                             1,494
  2009                                 3.34                            4.30                             1,496
  2008                                 5.00 (05/01/2008)               3.34                             2,074
Janus Aspen Flexible Bond Portfolio
  2010                                $6.42                           $6.85                           131,105
  2009                                 5.74                            6.42                           117,369
  2008                                 5.48                            5.74                           105,589
  2007                                 5.19                            5.48                            57,549
  2006                                 5.04                            5.19                            28,428
  2005                                 5.00 (04/20/2005)               5.04                            26,871
Janus Aspen Forty Portfolio
  2010                                $3.93                           $4.15                             2,653
  2009                                 2.72                            3.93                             4,964
  2008                                 5.00 (05/01/2008)               2.72                               930
Janus Aspen International Growth Portfolio
  2010                                $7.14                           $8.81                            16,025
  2009                                 5.00 (05/01/2009)               7.14                            12,976
Janus Aspen Mid-Cap Value
  2010                                $6.09                           $6.94                             1,955
  2009                                 5.00 (05/01/2009)               6.09                               162

                             ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT           AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
-------------------          ----------------------            ----------------            ----------------------------
Janus Aspen Worldwide Growth Portfolio
  2010                               $5.14                           $5.88                           2,335
  2009                                3.78                            5.14                           4,994
  2008                                6.91                            3.78                           3,390
  2007                                6.39                            6.91                           8,934
  2006                                5.47                            6.39                           6,406
  2005                                5.00 (04/20/2005)               5.47                           1,055
Neuberger Berman AMT Regency Portfolio
  2010                               $5.06                           $6.30                          12,439
  2009                                3.50                            5.06                          13,576
  2008                                6.53                            3.50                          20,190
  2007                                6.40                            6.53                          32,222
  2006                                5.83                            6.40                          34,136
  2005                                5.00 (04/20/2005)               5.83                          29,880
Neuberger Berman AMT Mid-Cap Growth Portfolio
  2010                               $6.31                           $8.02                             849
  2009                                5.00 (05/01/2009)               6.31                             813
Neuberger Berman AMT Short Duration Bond Portfolio
  2010                               $5.11                           $5.32                          12,010
  2009                                4.57                            5.11                          17,392
  2008                                5.34                            4.57                          23,091
  2007                                5.16                            5.34                          54,828
  2006                                5.02                            5.16                          20,331
  2005                                5.00 (04/20/2005)               5.02                          15,527
Neuberger Berman AMT Small Cap Growth Portfolio
  2010                               $4.21                           $4.97                           1,268
  2009                                3.47                            4.21                           1,224
  2008                                5.81                            3.47                           1,170
  2007                                5.85                            5.81                          28,007
  2006                                5.63                            5.85                          33,482
  2005                                5.00 (04/20/2005)               5.63                          37,603
Pioneer Emerging Markets VCT Portfolio
  2010                               $3.83                           $4.38                          13,108
  2009                                2.22                            3.83                          28,807
  2008                                5.00 (05/01/2008)               2.22                             414
Pioneer Equity Income VCT Portfolio Series
  2010                               $6.11                           $7.19                               -
  2009                                5.00 (05/01/2009)               6.11                             366
Pioneer Fund VCT Portfolio
  2010                               $5.23                           $6.00                          17,821
  2009                                4.23                            5.23                          10,144
  2008                                6.52                            4.23                          10,631
  2007                                6.29                            6.52                           7,682
  2006                                5.54                            6.29                           3,741
Pioneer Growth Opportunities VCT Portfolio
  2010                               $5.27                           $6.25                           5,623
  2009                                3.69                            5.27                           4,862
  2008                                5.79                            3.69                           4,732
  2007                                6.10                            5.79                           8,910
  2006                                5.85                            6.10                          12,042
  2005                                5.00 (04/20/2005)               5.85                           9,029

                             ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT           AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
-------------------          ----------------------            ----------------            ----------------------------
Royce Small-Cap Portfolio
  2010                               $4.69                            $5.59                             5,655
  2009                                3.52                             4.69                             4,977
  2008                                5.00 (05/01/2008)                3.52                                16
T. Rowe Price Blue Chip Growth Portfolio
  2010                               $5.42                            $6.23                            25,419
  2009                                3.86                             5.42                            25,032
  2008                                6.80                             3.86                            36,958
  2007                                6.11                             6.80                            44,767
  2006                                5.64                             6.11                            39,193
  2005                                5.00 (04/20/2005)                5.64                            10,121
T. Rowe Price Equity Income Portfolio
  2010                              $12.96                           $14.72                           480,293
  2009                               10.45                            12.96                           605,197
  2008                               16.56                            10.45                           697,547
  2007                               16.24                            16.56                           892,226
  2006                               13.82                            16.24                         1,068,164
  2005                               13.46                            13.82                         1,278,129
  2004                               11.86                            13.46                         1,475,903
  2003                                9.57                            11.86                         1,660,201
  2002                               11.16                             9.57                         1,789,805
  2001                               11.14                            11.16                         1,926,097
T. Rowe Price Limited-Term Bond Portfolio
  2010                               $5.78                            $5.88                            69,703
  2009                                5.40                             5.78                            70,097
  2008                                5.39                             5.40                            32,399
  2007                                5.17                             5.39                             9,732
  2006                                5.03                             5.17                            12,307
  2005                                5.00 (04/20/2005)                5.03                            12,952
Templeton Foreign Securities Fund
  2010                               $6.80                            $7.28                             4,909
  2009                                5.00 (05/01/2009)                6.80                               936
Templeton Global Bond Securities Fund
  2010                               $5.89                            $6.68                            20,333
  2009                                5.02                             5.89                                36
  2008                                5.00 (05/01/2008)                5.02                                39
The Timothy Plan(R) Conservative Growth Variable
  2010                               $5.37                            $5.96                             5,247
  2009                                4.43                             5.37                             4,016
  2008                                6.27                             4.43                             3,324
  2007                                5.84                             6.27                             4,033
  2006                                5.42                             5.84                             7,533
  2005                                5.00 (04/20/2005)                5.42                             3,122
The Timothy Plan(R) Strategic Growth Variable
  2010                               $5.06                            $5.77                                 -
  2009                                3.96                             5.06                             1,011
  2008                                6.63                             3.96                             1,012
  2007                                6.10                             6.63                             1,387
  2006                                5.62                             6.10                             1,831
  2005                                5.00 (04/20/2005)                5.62                               709

                             ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT           AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
-------------------          ----------------------            ----------------            ----------------------------
Vanguard(R) VIF Diversified Value Portfolio
  2010                               $4.28                           $4.62                            6,452
  2009                                3.42                            4.28                            2,234
  2008                                5.00 (05/01/2008)               3.42                              637
Vanguard(R) VIF Mid-Cap Index Portfolio
  2010                               $5.52                           $6.83                           83,629
  2009                                3.98                            5.52                          114,054
  2008                                6.93                            3.98                          120,066
  2007                                6.61                            6.93                          115,782
  2006                                5.88                            6.61                          114,233
  2005                                5.00 (04/20/2005)               5.88                           52,623
Vanguard(R) VIF Small Company Growth Portfolio
  2010                               $5.41                           $7.05                           16,571
  2009                                3.93                            5.41                           22,033
  2008                                6.58                            3.93                           16,077
  2007                                6.42                            6.58                           13,610
  2006                                5.90                            6.42                           12,785
  2005                                5.00 (04/20/2005)               5.90                            1,472
Vanguard(R) VIF Total Bond Market Index Portfolio
  2010                               $5.96                           $6.27                          136,535
  2009                                5.69                            5.96                          139,197
  2008                                5.48                            5.69                          132,994
  2007                                5.19                            5.48                           42,714
  2006                                5.03                            5.19                           42,777
  2005                                5.00 (04/20/2005)               5.03                           13,951

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and Annuity business. At December 31, 2010, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $24.4 billion and had equity of $1.9 billion. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. One America Securities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

AUL American Individual Unit Trust was established by AUL on April 14, 1994, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds. Premiums may be allocated to one (1) or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities, Funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/ Advisors of Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, Janus Aspen Series, Neuberger Berman, Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.

REVENUE AUL RECEIVES

Under the agreements listed in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their indirect investment in the underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide advice on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, Fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FUND                                                               OBJECTIVE
----                                                               ---------
Alger Growth Portfolio                                             Seeks long-term capital appreciation.
Alger Small-Cap Growth Portfolio                                   Seeks long-term capital appreciation.
AllianceBernstein VPS International Growth Portfolio               Seeks long-term capital growth.
AllianceBernstein VPS International Value Portfolio                Seeks long-term capital growth.
AllianceBernstein VPS Small/Mid Cap Value Portfolio                Seeks long-term growth of capital.
American Century(R) VP Capital Appreciation                        Seeks capital growth and seeks income as a secondary objective.
American Century(R) VP Income & Growth Portfolio                   Seeks capital growth and income.
American Century(R) VP International Fund                          Seeks capital growth.
American Century(R) VP Mid Cap Value Fund                          Seeks long-term growth of capital and seeks income as a
                                                                      secondary objective.
American Century(R) VP Ultra(R)                                    Seeks long-term capital growth.
American Century(R) VP Vista(SM)                                   Seeks long-term capital growth.
Calvert Social Mid-Cap Growth Portfolio                            Seeks long-term capital appreciation.
Columbia Variable Portfolio - Short Duration US Government Fund    Seeks high level of current income and safety of principal.
   (Formerly, Columbia Federal Securities Fund)(1)
Columbia Variable Portfolio - Small Cap Value Fund                 Seeks long-term capital appreciation.
   (Formerly Columbia Small Cap Value Fund)(2)
Dreyfus DIP, Technology Growth Portfolio                           Seeks capital appreciation.
Dreyfus IP, Small-Cap Stock Index Portfolio                        Seeks to match the performance of the S&P Small Cap 600(R)
                                                                      Index.
Dreyfus Variable Investment Portfolio, Appreciation Portfolio      Seeks long-term capital and seeks current income as a secondary objective.

FUND                                                               OBJECTIVE
----                                                               ---------
Fidelity(R) VIP Freedom Income Portfolio                           Seeks high total return with a secondary objective of
                                                                      principal preservation.
Fidelity(R) VIP Freedom 2005 Portfolio                             Seeks high total return with a secondary objective of
                                                                      principal preservation as the fund approaches its target
                                                                      date and beyond.
Fidelity(R) VIP Freedom 2010 Portfolio                             Seeks high total return with a secondary objective of
                                                                      principal preservation as the fund approaches its target
                                                                      date and beyond.
Fidelity(R) VIP Freedom 2015 Portfolio                             Seeks high total return with a secondary objective of
                                                                      principal preservation as the fund approaches its target
                                                                      date and beyond.
Fidelity(R) VIP Freedom 2020 Portfolio                             Seeks high total return with a secondary objective of
                                                                      principal preservation as the fund approaches its target
                                                                      date and beyond.
Fidelity(R) VIP Freedom 2025 Portfolio                             Seeks high total return with a secondary objective of
                                                                      principal preservation as the fund approaches its target
                                                                      date and beyond.
Fidelity(R) VIP Freedom 2030 Portfolio                             Seeks high total return with a secondary objective of
                                                                      principal preservation as the fund approaches its target
                                                                      date and beyond.
Fidelity(R) VIP Asset Manager(SM) Portfolio                        Seeks to obtain high total return.
Fidelity(R) VIP Contrafund(R) Portfolio                            Seeks long-term capital appreciation.
Fidelity(R) VIP Equity-Income Portfolio                            Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio                                   Seeks to long-term capital appreciation.
Fidelity(R) VIP High Income Portfolio                              Seeks a high level of current income, while also considering growth of  capital.
Fidelity(R) VIP Index 500 Portfolio                                Seeks results that correspond to the total return of common stocks that  comprise the by the S&P 500(R) Index.
Fidelity(R) VIP Mid-Cap Portfolio                                  Seeks long-term growth of capital.
Fidelity(R) VIP Overseas Portfolio                                 Seeks long-term capital appreciation.
Franklin Small-Cap Value Securities Fund                           Seeks long-term capital growth.
Franklin Templeton VIP Founding Funds Allocation Fund              Seeks capital appreciation and income as a secondary objective.
Invesco V.I. Core Equity Fund                                      Seeks growth of capital.
Invesco V.I. Capital Development Fund (Formerly Invesco V.I.       Seeks long-term growth of capital.
    Dynamics Fund)(3)
Invesco V.I. Dividend Growth Fund (Formerly Invesco V.I.           Seeks current income and long-term growth of income and
    Financial Services Fund)(4)                                       capital.
Invesco V.I. Global Health Care Fund                               Seeks long-term capital growth.
Invesco V.I. Global Real Estate Fund                               Seeks high total return.
Invesco V.I. High Yield Fund                                       Seeks a high level of current income.
Invesco V.I. International Growth Fund                             Seeks long-term capital growth.
Invesco V.I. Utilities Fund                                        Seeks capital growth and current income.
Janus Aspen Series Flexible Bond Portfolio                         Seeks to obtain maximum total return.
Janus Aspen Forty Portfolio                                        Seeks long-term growth of capital.
Janus Aspen International Growth Portfolio                         Seeks long-term capital growth.
Janus Aspen Perkins Mid Cap Value Portfolio                        Seeks capital appreciation.
Janus Aspen Worldwide Growth Portfolio                             Seeks long-term capital growth.
Neuberger Berman AMT Mid-Cap Growth Portfolio                      Seeks growth of capital.
Neuberger Berman AMT Regency Portfolio                             Seeks growth of capital.
Neuberger Berman AMT Short Duration Bond Portfolio                 Seeks highest available income and total return as a
                                                                      secondary objective.
Neuberger Berman AMT Small-Cap Growth Portfolio                    Seeks long-term capital growth.
OneAmerica Asset Director Portfolio                                Seeks to provide high total return.
OneAmerica Investment Grade Bond Portfolio                         Seeks a high level of income and capital appreciation as a secondary objective.
OneAmerica Money Market Portfolio                                  Seeks to provide a level of current income.
OneAmerica Value Portfolio                                         Seeks long-term capital appreciation and current investment income as a secondary objective.
Pioneer Emerging Markets VCT Portfolio                             Seeks long-term growth of capital.
Pioneer Equity Income VCT Portfolio                                Seeks current income and long-term growth of capital.
Pioneer Fund VCT Portfolio                                         Seeks reasonable income and capital growth.
Pioneer Growth Opportunities VCT Portfolio                         Seeks capital growth.
Royce Small-Cap Portfolio                                          Seeks long-term capital growth.
T. Rowe Price Blue Chip Growth Portfolio                           Seeks to provide long-term growth and seeks income as a
                                                                      secondary objective.
T. Rowe Price Equity Income Portfolio                              Seeks high current income and long-term capital growth.
T. Rowe Price Limited-Term Bond Portfolio                          Seeks high level of current income.
T. Rowe Price Mid-Cap Growth Portfolio                             Seeks long-term capital appreciation.
Templeton Foreign Securities Fund                                  Seeks long-term capital growth.
Templeton Global Bond Securities Fund                              Seeks current income with a secondary objective of capital appreciation.
The Timothy Plan(R) Conservative Growth Portfolio                  Seeks long-term capital growth.
The Timothy Plan(R) Strategic Growth Portfolio                     Seeks long-term capital growth.
Vanguard(R) VIF Diversified Value Portfolio                        Seeks long-term capital growth and income.
Vanguard(R) VIF Mid-Cap Index Portfolio                            Seeks to track the performance of the MSCI(R)
                                                                      US Mid Cap 450 Index.
Vanguard(R) VIF Small Company Growth Portfolio                     Seeks long term capital appreciation.
Vanguard(R) VIF Total Bond Market Index Portfolio                  Seeks to track the performance of the Barclays Capital
                                                                      U.S. Aggregate Bond Index.

(1) As of April 29, 2011, the Columbia Federal Securities Fund, Variable Series will merge into the Columbia Variable Portfolio - Short Duration US Government Fund.
(2) As of May 2, 2011, the Columbia Small Cap Value Fund, Variable Series will be renamed to the Columbia Variable Portfolio - Small Cap Value.
(3) As of May 1, 2011, the Invesco V.I. Dynamics Fund will merge into the Invesco V.I. Capital Development Fund.
(4) As of May 1, 2011, the Invesco V.I. Financial Services Fund will merge into the Invesco V.I. Dividend Growth Fund.

                                  THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain Federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) Annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and
(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under
Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

           PREMIUMS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

APPLICATION FOR A CONTRACT

Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

PREMIUMS UNDER THE CONTRACTS

Premium payments under Flexible Premium Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums for Flexible Premium Contracts may vary in amount and frequency but each Premium payment must be at least $50. Premiums must accumulate a total of at least $300 each Contract Year for the first three (3) Contract Years. Premiums may not total more than $12,000 in any one Contract Year unless otherwise agreed to by AUL.

For One Year Flexible Premium Contracts, Premiums may vary in amount and frequency except that additional Premiums will only be accepted during the first Contract Year. Each such Premium payment must be at least $500; Premiums must total at least $5,000 in the first Contract Year for non-qualified plans and $2,000 in the first Contract Year for Qualified Plans, and all Premiums combined may not exceed $1,000,000 unless otherwise agreed to by AUL.

If the minimum Premium amounts under Flexible Premium or One Year Flexible Premium Contracts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Contract Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Corporate Office. AUL reserves the right to refuse to accept new Premiums for a contract at any time.

FREE LOOK PERIOD

The Owner has the right to return the Contract for any reason within the Free Look Period which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Free Look Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund either the greater of (1) Premium payments or (2) the Contract Value as of the end of the Valuation Period in which AUL receives the Contract.

ALLOCATION OF PREMIUMS

Initial Premiums will be allocated among the Investment Accounts of the Variable Account or to the Fixed Account as instructed by the Contract Owner. Allocation to the Investment Accounts and the Fixed Account must be made in increments of 1 percent.

A Contract Owner may change the allocation instructions at any time by giving Proper Notice of the change to AUL at its Corporate Office and such allocation will continue in effect until subsequently changed. Any such change in allocation instructions will be effective upon receipt of the change in allocation instructions by AUL at its Corporate Office. Changes in the allocation of future Premiums have no effect on Premiums that have already been applied. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account or the Fixed Account in the manner described in "Transfers of Account Value."

TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Contract Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of a proper written request by AUL at its Corporate Office. The minimum amount that may be transferred from any one (1) Investment Account is $500 or, if less than $500, the Owner's remaining Contract Value in the Investment Account, provided however, that amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20 percent of the Owner's Fixed Account Value as of the beginning of that Contract Year. If, after any transfer, the Owner's remaining Contract Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Contract Value.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.

Part of a Contract Owner's Fixed Account Value may be transferred to one (1) or more Investment Accounts of the Variable Account during the Accumulation Period subject to certain limitations as described in " Fixed Account."

ABUSIVE TRADING PRACTICES

LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its Portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, policyholder trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all policyholders consistently.

If it is determined that the trading activity violates either AUL's or any other Fund's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Fund. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the MMIA to the OneAmerica Value Investment Account. The following table illustrates the effect of DCA over a six (6) month period.

                TRANSFER           UNIT          UNITS
MONTH            AMOUNT           VALUE        PURCHASED
-----           --------          -----        ---------
  1             $1,000             $20            50
  2             $1,000             $25            40
  3             $1,000             $30            33.333
  4             $1,000             $40            25
  5             $1,000             $35            28.571
  6             $1,000             $30            33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

Under a DCA Program, the Owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to or from the Fixed Account are not permitted under the DCA. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA to Contract Owners at no charge and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date. To participate in the Program, a minimum deposit of $10,000 is required.

CONTRACT OWNER'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the MMIA was initially set at $1 and $5 for each of the other Investment Accounts. Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation

Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

   (a) is equal to:

       (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus
       (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus
       (3) a credit or charge with respect to taxes, if any, paid or reserved by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no Federal income taxes are applicable under present law and no such charge is currently assessed);
   (b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period; and
   (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.

                     CASH WITHDRAWALS AND THE DEATH PROCEEDS

CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a proper written request in a form acceptable to AUL is received by AUL at its Corporate Office. A surrender of a Contract Owner's Variable Account Value will result in a withdrawal payment equal to the Owner's Contract Value allocated to the Variable Account as of the end of the Valuation Period during which AUL receives Proper Notice, minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Contract Value. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Owner's Contract Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. Requests for a withdrawal that would leave a Contract Value of less than $5000 for a nonqualified One (1) Year Flexible Premium Contract ($2,000 for a qualified contract) and less than the required cumulative minimum for a Flexible Premium Contract will be treated as a request for a surrender. AUL may change or waive this provision at its discretion.

The minimum amount that may be withdrawn from a Contract Owner's Contract Value is $200 for Flexible Premium Contracts and $500 for One (1) Year Flexible Premium Contracts. If the remaining Contract Value is less than these amounts, a request for a withdrawal will be treated as a surrender of the Contract. In addition, the Contracts may be issued in connection with certain retirement programs that are subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account as instructed, and if the Owner does not specify, in proportion to the Owner's Contract Value in the various Investment Accounts and the Fixed Account. A withdrawal will not be effected until proper instructions are received by AUL at its Corporate Office.

A surrender or a withdrawal may result in the deduction of a withdrawal charge and may be subject to a premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal that results in receipt of proceeds by a Contract Owner may result in receipt of taxable income to the Contract Owner and, in some instances, a tax penalty. In addition, distributions under certain Qualified Plans may result in a tax penalty. See "Tax Penalty For All Annuity Contracts." Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

LOAN PRIVILEGES

Loan privileges are only available on qualified Contracts under 401 or 403(b). Prior to the Annuitization Date, the Owner of a Contract qualified may receive a loan from the Contract Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.

Loans from qualified Contracts are available beginning 30 days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Contract Value. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80 percent of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40 percent of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50 percent of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one (1) year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above. We reserve the right to limit the number of loans outstanding at any time.

Loans will be administered according to the specific loan agreement, which may be requested from the Corporate Office.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five (5) years. Loans used to purchase the principal residence of the Contract Owner may be repaid within fifteen (15) years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Contract Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Proceeds will be reduced by the amount of the outstanding loan plus accrued interest. If Annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, AUL reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment (which consists of principal and interest) is not made when due, interest will continue to accrue, and the entire loan will be treated as a deemed distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a distribution of at least that amount, and this amount may again be treated as a distribution where required by law. Additional loans may not be available while a previous loan remains in default.

AUL reserves the right to modify the term or procedures if there is a change in applicable law. AUL also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts.

THE DEATH PROCEEDS

If a Contract Owner dies at or after age 76, the amount of the Death Proceeds is equal to the Contract Owner's Contract Value as of the end of the Valuation Period in which due proof of death is received by AUL at its Corporate Office. If a Contract Owner or, as described below, an Annuitant, dies before age 76, the Death Proceeds will be the greater of the Contract Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by AUL at its Corporate Office or the value given by
(a)-(b)-(c)+(d) where: (a) is the net Premiums; (b) is any amounts withdrawn (including any withdrawal charges) prior to death; (c) is the annual fees assessed prior to death; and (d) is the interest earned on (a)-(b)-(c), credited at an annual effective rate of 4 percent until the date of death.

DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. If a settlement option is elected, the Beneficiary must be named the Annuitant and payments must begin within one (1) year of the Contract Owner's death. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Contract Value without any early withdrawal charge. However, depending upon the circumstances, a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Contract Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Contract Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven (7) days from the date a proper request is received at the Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account, see "The Fixed Account."

                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a premium tax charge to reimburse itself for premium taxes that it incurs. This charge will be deducted as premium taxes are incurred by AUL, which is usually when an Annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.

WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, then depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge), may be assessed by AUL on the amount withdrawn if the Contract has not been in existence for a certain period of time. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12 percent of the Contract Value at the most recent Contract Anniversary. Any transfer of Contract Value from the Fixed Account to the Variable Account will reduce the Free Withdrawal Amount by the amount transferred. The chart below illustrates the amount of the withdrawal charge that applies to both variations of Contracts based on the number of years that the Contract has been in existence.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One (1) Year Flexible Premium Contract. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

A withdrawal charge may be assessed upon annuitization of a Contract. For a Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth Contract Year or later and a life Annuity or survivorship Annuity option is selected. For a One (1) Year Flexible Premium Contract, no withdrawal charge will apply if a life Annuity or survivorship option is selected and if the Contract is in its fourth (4th) Contract Year or later and the fixed income option for a period of ten (10) or more years is chosen. Otherwise, the withdrawal charge will apply.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One (1) Year Flexible Premium Contract.

                             CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT
                            -----------------------------------------------------------
Contract Year               1        2      3      4      5      6      7      8      9      10       11 or more
-------------               --      --     --     --     --     --     --     --     --      --      ----------
Flexible Premium
   Contracts                10%     9%     8%     7%     6%     5%     4%     3%     2%      1%          0%
One Year Flexible
   Premium Contracts         7%     6%     5%     4%     3%     2%     1%     0%     0%      0%          0%

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a daily charge from the Variable Account prior to the calculation of the unit value. (Please see the Expense Table for the charge). This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

ANNUAL CONTRACT FEE

AUL deducts an Annual Contract fee from each Owner's Contract Value equal to the lesser of 2 percent of the Contract Value or $30 per year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The Annual Contract fee is waived on each Contract Anniversary when the Contract Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Contract Value allocated among the Investment Accounts and the Fixed Account. The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.

OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed.

VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge and administrative charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or administrative charge may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive the withdrawal charge and administrative charge on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the mortality and expense risk charge shall not increase. AUL may increase the Annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

                                 ANNUITY PERIOD

GENERAL

On the Annuity Date, the adjusted value of the Owner's Contract Value may be applied to provide an Annuity under one (1) of the options described in "Annuity Options." The adjusted value will be equal to the value of the Owner's Contract Value as of the Annuity Date, reduced by any applicable Premium or similar taxes, and any applicable withdrawal charge. For a Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth (5th) Contract Year or later and a life Annuity or survivorship Annuity option is selected. For a One (1) Year Flexible Premium Contract, no withdrawal charge will apply if a life Annuity or survivorship Annuity Option is selected and if the Contract is in its fourth (4th) Contract Year or later and the fixed income option for a period of ten (10) or more years is chosen. Otherwise, the withdrawal charge will apply.

The Contracts provide for three (3) Annuity Options, any one (1) of which may be elected, except as otherwise noted. A lump-sum distribution may also be elected. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (as adjusted), except that in the case of Option 1, age is not a consideration. The Annuity rates are based upon an assumed interest rate of 3 percent, compounded annually. Generally, if no Annuity Option has been selected for a Contract Owner, annuity payments will be made to the Annuitant under Option 2. For Contracts used in connection with certain Employee Benefit Plans and employer sponsored 403(b) Programs, Annuity payments to Contract Owners who are married will be made under Option 3, with the Contract Owner's spouse as contingent Annuitant, unless the Contract Owner otherwise elects and obtains his or her spouse's consent. Annuity payments will begin as of the Annuity Date. Once Annuity payments have commenced, a Contract Owner cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $100 each, AUL has the right to make either a lump-sum settlement or to make larger payments on a less frequent basis. AUL also reserves the right to change the minimum payment amount.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Corporate Office prior to the Annuity Date. AUL may also require additional information before Annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding Annuity dates and options. To help ensure timely receipt of the first Annuity payment, a transfer of a Contract Owner's Contract Value in the Variable Account should be made to the Fixed Account at least two (2) weeks prior to the Annuity Date.

ANNUITY OPTIONS

OPTION 1 - INCOME FOR A FIXED PERIOD

An Annuity payable monthly for a fixed period (not more than twenty (20) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary.

OPTION 2 - LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant. A minimum number of payments can be guaranteed such as one hundred-twenty (120) or the number of payments required to refund the proceeds applied.

OPTION 3 - SURVIVORSHIP ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant and, after the death of the Annuitant, an amount equal to 50 percent, or 100 percent (as specified in the election) of such Annuity, will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

An election of this option is automatically cancelled if either the Contract Owner or the contingent Annuitant dies before the Annuity Date.

SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the applicable Qualified Plan for pertinent limitations respecting the form of Annuity payments, the commencement of distributions, and other matters. For instance, Annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 100 percent election specified above may not be available.

                                THE FIXED ACCOUNT

Contributions or transfers to the Fixed Account become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see the Contract itself.

INTEREST

A Contract Owner's Fixed Account Value earns interest at fixed rates that are paid by AUL. The Account Value in the Fixed Account earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate of 3 percent ("Guaranteed Rate"). AUL will determine a Current Rate from time to time, and any Current Rate that exceeds the Guaranteed Rate will be in effect for a period of at least one (1) year. If AUL determines a Current Rate in excess of the Guaranteed Rate, Premiums allocated or transfers to the Fixed Account under a Contract during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year.

Amounts contributed or transferred to the Fixed Account earn interest at the Current Rate then in effect. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a

Contract Owner's Fixed Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the Fixed Account. AUL bears the investment risk for Contract Owner's Fixed Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

TRANSFERS

A Contract Owner's Fixed Account Value may be transferred from the Fixed Account to the Variable Account subject to certain limitations. The minimum amount that may be transferred from the Fixed Account is $500 or, if the Fixed Account Value is less than $500, the Contract Owner's remaining Fixed Account Value. If the amount remaining in the Fixed Account after a transfer would be less than $500, the remaining amount will be transferred with the amount that has been requested. The maximum amount that may be transferred in any one (1) Contract Year is the lesser of 20 percent of a Contract Owner's Fixed Account Value as of the last Contract

Anniversary preceding the request, or the Contract Owner's entire Fixed Account Value if it would be less than $500 after the transfer. Transfers and withdrawals of a Contract Owner's Fixed Account Value will be effected on a last-in first-out basis. For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."

CONTRACT CHARGES

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Value as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Contract Value is allocated to the Fixed Account; however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

PAYMENTS FROM THE FIXED ACCOUNT

Surrenders, withdrawals, and transfers from the Fixed Account and payment of Death Proceeds based upon a Contract Owner's Fixed Account Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at its Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Value.

                            MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary (or contingent Annuitant) must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY

A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at its Corporate Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.

However, under certain Qualified Plans, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex, or survival of any person on whose life Annuity payments depend.

MISSTATEMENTS

If the age or sex of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

                               FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on Annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of Qualified Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect Annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the Qualified Plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving Annuity payments under a Contract, should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT AND INFORMATION CONTAINED HEREIN IS NOT INTENDED AND SHOULD NOT BE CONSIDERED TAX ADVICE. THE OWNER SHOULD CONSULT HIS OR HER TAX ADVISOR.

DIVERSIFICATION STANDARDS

Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract Owner's control of the investments of a separate account may cause the contract Owner, rather than the AUL, to be treated as the Owner of the assets held by the separate account.

If the variable Contract Owner is considered the Owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. At present, it is not clear, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as Annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLAN

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an Annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards".

  1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a contract prior to the Annuity Date generally will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a withdrawal or surrender) exceeds the "investment in the contract." In general, the "investment in the contract" is that portion, if any, of Premiums paid under a contract less any distributions received previously under the contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax

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

rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract. Similarly, loans under a contract generally are treated as distributions under the contract.

  2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the contract exceeds the investment in the contract.

  3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of Annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludible portion of Annuity payments to date equals the investment in the contract, the balance of the Annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from employee benefit plans and 403(b) arrangements.

  4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the recipient reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (2) attributable to the recipient's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the recipient, or the joint lives (or joint life expectancies) of the recipient and his Beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first
(1st) year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five
(5) years from the date of the first payment and after the recipient attains age 59 1/2, or (b) before the recipient reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

  1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an Annuity contract, a contract must provide the following two (2) distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the contract must generally be distributed within five (5) years after the date of death, or, if payable to a designated Beneficiary, must be distributed over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, commencing within one (1) year after the date of death of the Owner. If the designated Beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary Annuitant is considered the Owner. In that case, a change in the primary Annuitant will be treated as the death of the Owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's spouse. The endorsement that allows for joint ownership applies to spouses only.

  2. GIFT OF ANNUITY CONTRACTS

Generally, gifts of contracts (not purchased in connection with a Qualified
Plan) before the Annuity Commencement Date will trigger income tax on the gain on the contract, with the donee getting a stepped-up basis for the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce. The 10 percent penalty tax on pre-age 59
1/2 withdrawals and distributions and gift tax also may be applicable.

  3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the contract is held by a non-natural person (for example, a corporation in connection with its Non-Tax Qualified Deferred Compensation Plan) the income on that contract (generally the Account Value less the Premium payments) is includible in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the contract is acquired by the estate of a decedent, where the contract is held by certain types of retirement plans, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of an employee benefit plan, and in the case of immediate Annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and

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

local governments and tax-exempt organizations generally is exempt from federal income tax.

  4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e)(amounts not received as annuities) that is includable in gross income, all Annuity contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one (1) contract. Thus, any amount received under any such contract prior to the contract's Annuity Commencement Date, such as a withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this new rule.

QUALIFIED PLANS

The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept Beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Securities Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

  1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit. Any refund of Premium must be applied to payment of future Premiums or the purchase of additional benefits. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

  2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute nondeductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

  3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits corporate employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits there under.

In order for a retirement plan to be "qualified" under Code Section 401, it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees;
(3) provide contributions or benefits that do not exceed certain limitations;
(4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

  4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

On July 26, 2007, the IRS issued final regulations for Tax-Sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) by December 31, 2009, all 403(b) arrangements must have a written plan,
2) as of September 24, 2007, transfers previously permitted pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets is permitted, provided that the transfer is a change of investment among approved vendors within the same plan, to a plan of another employer, or if there is an information sharing agreement in place with the successor vendor, 4) plans may include language that permits plan termination and distribution of benefits, 5) employers must ensure that loans and hardship distributions are made in accordance with the applicable plan and IRS rules, 6) employers must have a services agreement in place with each approved vendor, 7) employers must have a process to ensure contributions are made in compliance with the applicable limits, and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.

  5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten (10) or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan or IRA. Non periodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase Annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-sheltered Annuity contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one (1) of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

401 OR 403(b) PROGRAMS - LOAN PRIVILEGES

Generally, to the extent loans are permitted under the Contract, loans are non-taxable. However, loans under a 401 or 403(b) contract are taxable in the event that the loan is in default. Please consult the Owner's tax advisor for more details.

                                OTHER INFORMATION

MIXED AND SHARED FUNDING

The Portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either:
(i) the owners of variable life insurance policies and variable annuity contracts to invest in the Portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Portfolio at the same time, or (iii) participating qualified plans to invest in shares of the Portfolio at the same time as one or more life insurance companies. Neither the Portfolio nor AUL currently foresees any disadvantage, but if the Portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

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

SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by Federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one (1) or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one (1) or more Investment Accounts and may establish a committee, board, or other group to manage one (1) or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any Federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations there under or any state statute or regulation.

RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the Federal securities and Federal income tax laws have been passed upon by Dechert LLP.

FINANCIAL STATEMENTS

Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2010 are included in the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

Description                                                                 Page
-----------                                                                 ----
GENERAL INFORMATION AND HISTORY .............................................  3
DISTRIBUTION OF CONTRACTS ...................................................  3
CUSTODY OF ASSETS ...........................................................  3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ..................................  3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS ..............  3
   403(b) Programs ..........................................................  4
   408 and 408A Programs ....................................................  4
   Employee Benefit Plans ...................................................  5
   Tax Penalty for All Annuity Contracts ....................................  5
   Withholding for Employee Benefit Plans and Tax-Deferred Annuities ........  5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...............................  6
FINANCIAL STATEMENTS ........................................................  6

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

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No dealer, salesman or any other person is authorized by the AUL American
Individual Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Unit Trust, AUL and its variable annuities, please reference the Registration Statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation ("FDIC"); are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

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                       AUL AMERICAN INDIVIDUAL UNIT TRUST

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                     SOLD BY

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)

                               ONE AMERICAN SQUARE

                           INDIANAPOLIS, INDIANA 46282

                                   PROSPECTUS

                               Dated: May 1, 2011

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

This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Please read this prospectus carefully before you invest or send money. Variable life and variable annuities issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica(R) Securities, Inc. member FINRA, SIPC, a wholly-owned subsidiary of AUL.


[LOGO OF ONEAMERICA]
   ONEAMERICA(R)

American United Life Insurance Company(R) a ONEAMERICA(R) company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368

(C) 2011 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

                                                                7-13945   5/1/11

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2011

                       AUL American Individual Unit Trust

                     Individual Variable Annuity Contracts

                                   Offered By

                   American United Life Insurance Company(R)

                              One American Square

                          Indianapolis, Indiana 46282

                                 (317) 285-4045

                               www.oneamerica.com


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Individual Unit Trust, dated May 1, 2011

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.

Description                                                                 Page
-----------                                                                 ----
GENERAL INFORMATION AND HISTORY .............................................  3
DISTRIBUTION OF CONTRACTS ...................................................  3
CUSTODY OF ASSETS ...........................................................  3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ..................................  3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS ..............  3
   403(b) Programs ..........................................................  4
   408 and 408A Programs ....................................................  4
   Employee Benefit Plans ...................................................  5
   Tax Penalty for All Annuity Contracts ....................................  5
   Withholding for Employee Benefit Plans and Tax-Deferred Annuities ........  5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...............................  6
FINANCIAL STATEMENTS ........................................................  6


                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

AUL is the Principal Underwriter for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, is the distributor of the Contracts. OneAmerica Securities, Inc. is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulatory Authority. ("FINRA").

AUL serves as the principal underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three
(3) investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

       TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself

                                403(b) PROGRAMS

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to $16,500 for 2011. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $19,500 for all years.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludible from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $49,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and Contract Owner's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludible from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,000 per year and thereafter or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,000 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner's compensation, or (b) $49,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 PROGRAMS

Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $16,500, or (b) 100 percent of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the participant in the year made, if any, is excluded from gross income as a return of the participant's investment. The portion so excluded is determined at the time the payments commence by dividing the participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludible.

The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $49,000, or (b) 100 percent of a participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participant will receive under the plan formula. The maximum annual benefit any participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

Any distribution made to a Contract Owner who is a participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.


In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.


       WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND TAX-DEFERRED ANNUITIES

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums. All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 pecent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2010 and 2009 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2010, December 31, 2009 and December 31, 2008, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

Financial Statements

Financial Statements of the Registrant

The financial statements of AUL American Individual Unit Trust as of December 31, 2010 are included in this Statement of Additional Information.



A MESSAGE FROM
THE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)

TO PARTICIPANTS IN AUL AMERICAN INDIVIDUAL UNIT TRUST

We experienced a marked change in investor sentiment as we moved through 2010. We started the year with elevated expectations since we were in the beginning stages of an economic recovery. However, these positive expectations were short-lived as domestic economic indicators weakened and fears of a double-dip recession began to emerge. In response, the Federal Reserve and the current administration took decisive action by increasing the level of stimulus, both from a monetary and fiscal standpoint. Fortunately, these efforts seem to be effective as our domestic economy rebounded in the final months of 2010.

The equity market clambered to a second consecutive year of investment gains with the S&P 500 advancing 15.1 percent during calendar 2010. However, almost all of this positive investment performance occurred during the second half of the year. Due to heightened recession fears, the S&P 500 declined 6.5 percent during the first half of 2010. But as these fears began to subside, investors once again became more bullish, with the S&P 500 achieving a 23.3 percent investment return during the final six months of the year.

U.S. fixed income markets also ended the year with positive investment performance in response to two years of generally falling interest rates. The Barclays U.S. Aggregate Bond Index, which has significant exposure to U.S. Treasury and other low-risk securities, returned 6.5 percent during 2010. However, bond indices with more exposure to credit sensitive securities performed better during the year as default fears subsided and credit spreads narrowed. For example, the Barclays Corporate Index was up 9 percent and the Barclays High Yield Index was up over 15 percent for the year.

Going into 2011, we remain positive on the domestic economy's prospects. Clearly, the recovery has been materially slower than expected, but our economy does appear to be expanding. However, there remain significant challenges going forward. The housing market remains strained and overbuilt, the Fed has significant liquidity that must eventually be drained from the economy, and the entire bank and finance sector remains prone to negative headlines. More importantly, the situation in Europe -- while currently stable -- appears to be far from over. Any material negative headline out of Europe will undoubtedly apply pressure to our credit and equity markets.

Despite these concerns, we are projecting positive equity returns during 2011. However, volatility will likely continue and the magnitude of returns is unlikely to match 2009 and 2010, especially after the explosive returns achieved during the second half of last year. Performance for fixed income investments may also be more muted in 2011 and will be dependent on the strength of our economic recovery and the possibility of higher rates in the future.

As always, we will continue to focus on the vision, values and goals that represent the very core of our company and our investment philosophy. Thank you for your continued confidence and investment.

                        Dayton H. Molendorp, CLU
                        Chairman, President, and Chief Executive Officer of American United Life Insurance Company(R)

Indianapolis, Indiana
April 1, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Unit Trust and the
Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Unit Trust (the "Trust") at December 31, 2010, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securites at December 31, 2010 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion. /s/PricewaterhouseCooper LLP
PricewaterhouseCooper LLP
Indianapolis, Indiana
April 14, 2011

                       AUL American Individual Unit Trust
                  Alger Large Cap Growth I-2 Class - 015544505

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                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,422,212    $        5,459,050                  147,028
Receivables: investments sold                      986    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,423,198
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        6,423,198               500,227     $              12.84
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             47,530
Mortality & expense charges                                                                   (79,026)
                                                                                 --------------------
Net investment income (loss)                                                                  (31,496)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (103,293)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          829,390
                                                                                 --------------------
Net gain (loss)                                                                               726,097
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            694,601
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (31,496)    $          (35,573)
Net realized gain (loss)                                              (103,293)              (421,479)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   829,390              2,741,387
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      694,601              2,284,335
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               102,016                226,308
Cost of units redeemed                                              (1,325,798)            (1,106,474)
Account charges                                                        (10,268)               (11,676)
                                                            ------------------     ------------------
Increase (decrease)                                                 (1,234,050)              (891,842)
                                                            ------------------     ------------------
Net increase (decrease)                                               (539,449)             1,392,493
Net assets, beginning                                                6,962,647              5,570,154
                                                            ------------------     ------------------
Net assets, ending                                          $        6,423,198     $        6,962,647
                                                            ==================     ==================
Units sold                                                               9,347                 28,066
Units redeemed                                                        (116,312)              (128,814)
                                                            ------------------     ------------------
Net increase (decrease)                                               (106,965)              (100,748)
Units outstanding, beginning                                           607,192                707,940
                                                            ------------------     ------------------
Units outstanding, ending                                              500,227                607,192
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  63,053,941
Cost of units redeemed/account charges                                                    (62,568,284)
Net investment income (loss)                                                               15,601,971
Net realized gain (loss)                                                                  (10,627,592)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          963,162
                                                                                        -------------
                                                                                        $   6,423,198
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $    12.84          500     $    6,423          1.25%          12.0%
12/31/2009         11.47          607          6,963          1.25%          45.7%
12/31/2008          7.87          708          5,570          1.25%         -46.8%
12/31/2007         14.80          893         13,211          1.25%          18.5%
12/31/2006         12.49        1,134         14,162          1.25%           3.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.7%
2009                     0.6%
2008                     0.2%
2007                     0.3%
2006                     0.1%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                  Alger Small Cap Growth I-2 Class - 015544406

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          269,146    $          235,720                    8,397
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (9)
                                    ------------------
Net assets                          $          269,137
                                    ==================
                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          269,137                33,045     $               8.14
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (3,472)
                                                                                 --------------------
Net investment income (loss)                                                                   (3,472)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (9,398)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           68,295
                                                                                 --------------------
Net gain (loss)                                                                                58,897
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             55,425
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (3,472)    $           (2,887)
Net realized gain (loss)                                                (9,398)                (7,584)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    68,295                 95,536
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       55,425                 85,065
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                36,790                 18,256
Cost of units redeemed                                                 (96,389)               (30,836)
Account charges                                                           (209)                  (216)
                                                            ------------------     ------------------
Increase (decrease)                                                    (59,808)               (12,796)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (4,383)                72,269
Net assets, beginning                                                  273,520                201,251
                                                            ------------------     ------------------
Net assets, ending                                          $          269,137     $          273,520
                                                            ==================     ==================
Units sold                                                               5,582                  4,100
Units redeemed                                                         (14,092)                (6,482)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (8,510)                (2,382)
Units outstanding, beginning                                            41,555                 43,937
                                                            ------------------     ------------------
Units outstanding, ending                                               33,045                 41,555
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     779,904
Cost of units redeemed/account charges                                                       (567,649)
Net investment income (loss)                                                                  (20,312)
Net realized gain (loss)                                                                       38,712
Realized gain distributions                                                                     5,056
Net change in unrealized appreciation (depreciation)                                           33,426
                                                                                        -------------
                                                                                        $     269,137
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     8.14           33     $      269          1.25%          23.7%
12/31/2009          6.58           42            274          1.25%          43.7%
12/31/2008          4.58           44            201          1.25%         -47.3%
12/31/2007          8.69           47            405          1.25%          15.8%
12/31/2006          7.50           44            328          1.25%          18.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         AllianceBernstein VPS International Growth A Class - 018792820

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           12,591    $           10,602                      683
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           12,591
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           12,591                 3,112     $               4.05
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                300
Mortality & expense charges                                                                      (208)
                                                                                 --------------------
Net investment income (loss)                                                                       92
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        2,128
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (716)
                                                                                 --------------------
Net gain (loss)                                                                                 1,412
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,504
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               92     $              112
Net realized gain (loss)                                                 2,128                    495
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                      (716)                 2,705
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        1,504                  3,312
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                25,001                 23,495
Cost of units redeemed                                                 (39,200)                (1,511)
Account charges                                                             (7)                    (3)
                                                            ------------------     ------------------
Increase (decrease)                                                    (14,206)                21,981
                                                            ------------------     ------------------
Net increase (decrease)                                                (12,702)                25,293
Net assets, beginning                                                   25,293                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           12,591     $           25,293
                                                            ==================     ==================
Units sold                                                               7,302                  7,412
Units redeemed                                                         (11,160)                  (442)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (3,858)                 6,970
Units outstanding, beginning                                             6,970                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                3,112                  6,970
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      48,892
Cost of units redeemed/account charges                                                        (40,995)
Net investment income (loss)                                                                      203
Net realized gain (loss)                                                                        2,502
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,989
                                                                                        -------------
                                                                                        $      12,591
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     4.05            3     $       13          1.25%          11.5%
12/31/2009          3.63            7             25          1.25%          37.8%
12/31/2008          2.63            0              0          1.25%         -47.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.6%
2009                     1.7%
2008                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
          AllianceBernstein VPS International Value A Class - 018792556

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           34,778    $           34,194                    2,334
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           34,777
                                    ==================
                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           34,777                10,525     $               3.30
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,216
Mortality & expense charges                                                                      (483)
                                                                                 --------------------
Net investment income (loss)                                                                      733
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,861
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (4,799)
                                                                                 --------------------
Net gain (loss)                                                                                (2,938)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             (2,205)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              733     $              279
Net realized gain (loss)                                                 1,861                  1,299
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    (4,799)                 5,275
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       (2,205)                 6,853
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                20,533                 40,238
Cost of units redeemed                                                 (29,116)                (6,931)
Account charges                                                            (15)                    (7)
                                                            ------------------     ------------------
Increase (decrease)                                                     (8,598)                33,300
                                                            ------------------     ------------------
Net increase (decrease)                                                (10,803)                40,153
Net assets, beginning                                                   45,580                  5,427
                                                            ------------------     ------------------
Net assets, ending                                          $           34,777     $           45,580
                                                            ==================     ==================
Units sold                                                               6,494                 14,420
Units redeemed                                                         (10,218)                (2,428)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (3,724)                11,992
Units outstanding, beginning                                            14,249                  2,257
                                                            ------------------     ------------------
Units outstanding, ending                                               10,525                 14,249
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      69,603
Cost of units redeemed/account charges                                                        (36,120)
Net investment income (loss)                                                                      981
Net realized gain (loss)                                                                         (271
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              584
                                                                                        -------------
                                                                                        $      34,777
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     3.30           11     $       35          1.25%           3.3%
12/31/2009          3.20           14             46          1.25%          33.0%
12/31/2008          2.41            2              5          1.25%         -51.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     3.0%
2009                     2.1%
2008                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
          AllianceBernstein VPS Small/Mid Cap Value A Class - 018792531

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           39,182    $           34,307                    2,311
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           39,181
                                    ==================
                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           39,181                 6,983     $               5.61
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                395
Mortality & expense charges                                                                      (673)
                                                                                 --------------------
Net investment income (loss)                                                                     (278)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        5,890
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (866)
                                                                                 --------------------
Net gain (loss)                                                                                 5,024
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,746
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (278)    $             (120)
Net realized gain (loss)                                                 5,890                    881
Realized gain distributions                                                  -                    355
Net change in unrealized appreciation (depreciation)                      (866)                 5,576
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        4,746                  6,692
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                66,720                 45,502
Cost of units redeemed                                                 (81,507)                (5,792)
Account charges                                                             (5)                    (2)
                                                            ------------------     ------------------
Increase (decrease)                                                    (14,792)                39,708
                                                            ------------------     ------------------
Net increase (decrease)                                                (10,046)                46,400
Net assets, beginning                                                   49,227                  2,827
                                                            ------------------     ------------------
Net assets, ending                                          $           39,181     $           49,227
                                                            ==================     ==================
Units sold                                                              13,230                 11,574
Units redeemed                                                         (17,243)                (1,469)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (4,013)                10,105
Units outstanding, beginning                                            10,996                    891
                                                            ------------------     ------------------
Units outstanding, ending                                                6,983                 10,996
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     116,094
Cost of units redeemed/account charges                                                        (87,306)
Net investment income (loss)                                                                     (411)
Net realized gain (loss)                                                                        5,574
Realized gain distributions                                                                       355
Net change in unrealized appreciation (depreciation)                                            4,875
                                                                                        -------------
                                                                                        $      39,181
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     5.61            7     $       39          1.25%          25.3%
12/31/2009          4.48           11             49          1.25%          41.1%
12/31/2008          3.17            1              3          1.25%         -36.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.9%
2009                     0.3%
2008                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
          American Century VP Capital Appreciation I Class - 024936304

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          478,438    $          460,826                   33,835
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (16)
                                    ------------------
Net assets                          $          478,422
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          478,422                36,902     $              12.96
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (5,892)
                                                                                 --------------------
Net investment income (loss)                                                                   (5,892)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (25,219)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          154,675
                                                                                 --------------------
Net gain (loss)                                                                               129,456
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            123,564
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (5,892)    $           (1,907)
Net realized gain (loss)                                               (25,219)                (9,914)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   154,675                142,738
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      123,564                130,917
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 9,875                  3,388
Cost of units redeemed                                                (168,844)              (264,867)
Account charges                                                           (722)                  (767)
                                                             -----------------     ------------------
Increase (decrease)                                                   (159,691)              (262,246)
                                                             -----------------     ------------------
Net increase (decrease)                                                (36,127)              (131,329)
Net assets, beginning                                                  514,549                645,878
                                                             -----------------     ------------------
Net assets, ending                                           $         478,422     $          514,549
                                                             =================     ==================
Units sold                                                                 950                    422
Units redeemed                                                         (15,509)               (36,404)
                                                             -----------------     ------------------
Net increase (decrease)                                                (14,559)               (35,982)
Units outstanding, beginning                                            51,461                 87,443
                                                             -----------------     ------------------
Units outstanding, ending                                               36,902                 51,461
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        6,328,178
Cost of units redeemed/account charges                                                     (6,393,204)
Net investment income (loss)                                                                  683,663
Net realized gain (loss)                                                                     (255,745)
Realized gain distributions                                                                    97,918
Net change in unrealized appreciation (depreciation)                                           17,612
                                                                                   ------------------
                                                                                   $          478,422
                                                                                   ==================

* Date of Fund Inception into Variable Account: 11/21/1994

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $    12.96           37     $      478          1.25%          29.7%
12/31/2009         10.00           51            515          1.25%          35.4%
12/31/2008          7.39           87            646          1.25%         -46.9%
12/31/2007         13.90          115          1,597          1.25%          44.0%
12/31/2006          9.65           87            844          1.25%          15.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.7%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
             American Century VP Income & Growth I Class - 024936601

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          142,562    $          168,793                   23,564
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (4)
                                    ------------------
Net assets                          $          142,558
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          142,558                27,334     $               5.22
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,561
Mortality & expense charges                                                                    (2,291)
                                                                                 --------------------
Net investment income (loss)                                                                      270
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (49,674)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           65,004
                                                                                 --------------------
Net gain (loss)                                                                                15,330
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             15,600
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              270     $            8,070
Net realized gain (loss)                                               (49,674)               (28,246)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    65,004                 53,926
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       15,600                 33,750
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   293                  4,576
Cost of units redeemed                                                 (98,225)               (48,963)
Account charges                                                           (161)                  (185)
                                                            ------------------     ------------------
Increase (decrease)                                                    (98,093)               (44,572)
                                                            ------------------     ------------------
Net increase (decrease)                                                (82,493)               (10,822)
Net assets, beginning                                                  225,051                235,873
                                                            ------------------     ------------------
Net assets, ending                                          $          142,558     $          225,051
                                                            ==================     ==================
Units sold                                                                  59                  1,398
Units redeemed                                                         (21,370)               (12,215)
                                                            ------------------     ------------------
Net increase (decrease)                                                (21,311)               (10,817)
Units outstanding, beginning                                            48,645                 59,462
                                                            ------------------     ------------------
Units outstanding, ending                                               27,334                 48,645
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     776,472
Cost of units redeemed/account charges                                                       (607,556)
Net investment income (loss)                                                                   15,509
Net realized gain (loss)                                                                      (61,499)
Realized gain distributions                                                                    45,863
Net change in unrealized appreciation (depreciation)                                          (26,231)
                                                                                        -------------
                                                                                        $     142,558
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     5.22           27     $      143          1.25%          12.7%
12/31/2009          4.63           49            225          1.25%          16.6%
12/31/2008          3.97           59            236          1.25%         -35.4%
12/31/2007          6.14           77            471          1.25%          -1.3%
12/31/2006          6.22           85            528          1.25%          15.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.4%
2009                     4.7%
2008                     2.2%
2007                     1.9%
2006                     1.8%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
          American Century VP International Investor Class - 024936205

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,023,863    $        2,073,281                  236,432
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (63)
                                    ------------------
Net assets                          $        2,023,800
                                    ==================
                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,023,800               183,477     $              11.03
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             50,408
Mortality & expense charges                                                                   (25,612)
                                                                                 --------------------
Net investment income (loss)                                                                   24,796
                                                                                 --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      127,041
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           60,898
                                                                                 --------------------
Net gain (loss)                                                                               187,939
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            212,735
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           24,796     $           15,698
Net realized gain (loss)                                               127,041                (52,650)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    60,898                595,066
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      212,735                558,114
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                72,660                 90,017
Cost of units redeemed                                                (528,799)              (346,580)
Account charges                                                         (2,179)                (2,544)
                                                            ------------------     ------------------
Increase (decrease)                                                   (458,318)              (259,107)
                                                            ------------------     ------------------
Net increase (decrease)                                               (245,583)               299,007
Net assets, beginning                                                2,269,383              1,970,376
                                                            ------------------     ------------------
Net assets, ending                                          $        2,023,800     $        2,269,383
                                                            ==================     ==================
Units sold                                                               7,570                 11,539
Units redeemed                                                         (54,289)               (45,372)
                                                            ------------------     ------------------
Net increase (decrease)                                                (46,719)               (33,833)
Units outstanding, beginning                                           230,196                264,029
                                                            ------------------     ------------------
Units outstanding, ending                                              183,477                230,196
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  16,764,011
Cost of units redeemed/account charges                                                    (14,502,228)
Net investment income (loss)                                                                  680,085
Net realized gain (loss)                                                                   (1,198,224)
Realized gain distributions                                                                   329,574
Net change in unrealized appreciation (depreciation)                                          (49,418)
                                                                                        -------------
                                                                                        $   2,023,800
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/10/1994

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $    11.03          183     $    2,024          1.25%          11.9%
12/31/2009          9.86          230          2,269          1.25%          32.1%
12/31/2008          7.46          264          1,970          1.25%         -45.5%
12/31/2007         13.70          314          4,295          1.25%          16.6%
12/31/2006         11.75          364          4,277          1.25%          23.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.3%
2009                     1.9%
2008                     0.9%
2007                     0.7%
2006                     1.6%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
               American Century VP Mid Cap Value Fund - 024936734

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                      -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================
                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $                -                     -     $               7.67
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                        (5)
                                                                                 --------------------
Net investment income (loss)                                                                       (5)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,690
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (1,470)
                                                                                 --------------------
Net gain (loss)                                                                                   220
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                215
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               (5)    $               26
Net realized gain (loss)                                                 1,690                      3
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    (1,470)                 1,470
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          215                  1,499
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                 11,873
Cost of units redeemed                                                 (13,587)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                    (13,587)                11,873
                                                            ------------------     ------------------
Net increase (decrease)                                                (13,372)                13,372
Net assets, beginning                                                   13,372                      -
                                                            ------------------     ------------------
Net assets, ending                                          $                -     $           13,372
                                                            ==================     ==================
Units sold                                                                   -                  2,048
Units redeemed                                                          (2,048)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                 (2,048)                 2,048
Units outstanding, beginning                                             2,048                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                    -                  2,048
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      11,873
Cost of units redeemed/account charges                                                        (13,587)
Net investment income (loss)                                                                       21
Net realized gain (loss)                                                                        1,693
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     7.67            0     $        0          1.25%          17.5%
12/31/2009          6.53            2             13          1.25%          30.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     1.3%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                  American Century VP Ultra I Class - 024936882

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            9,157    $            9,955                      976
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            9,157
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            9,157                 1,660     $               5.52
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 40
Mortality & expense charges                                                                      (100)
                                                                                 --------------------
Net investment income (loss)                                                                      (60)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (22)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,250
                                                                                 --------------------
Net gain (loss)                                                                                 1,228
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,168
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (60)    $              (63)
Net realized gain (loss)                                                   (22)                   (42)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     1,250                  2,055
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        1,168                  1,950
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                    89                    141
Cost of units redeemed                                                       -                      -
Account charges                                                             (3)                    (3)
                                                            ------------------     ------------------
Increase (decrease)                                                         86                    138
                                                            ------------------     ------------------
Net increase (decrease)                                                  1,254                  2,088
Net assets, beginning                                                    7,903                  5,815
                                                            ------------------     ------------------
Net assets, ending                                          $            9,157     $            7,903
                                                             =================     ==================
Units sold                                                                  18                     37
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                     18                     37
Units outstanding, beginning                                             1,642                  1,605
                                                            ------------------     ------------------
Units outstanding, ending                                                1,660                  1,642
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      11,083
Cost of units redeemed/account charges                                                         (1,980)
Net investment income (loss)                                                                     (311)
Net realized gain (loss)                                                                         (303)
Realized gain distributions                                                                     1,466
Net change in unrealized appreciation (depreciation)                                             (798)
                                                                                        -------------
                                                                                        $       9,157
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     5.52            2             $9          1.25%          14.6%
12/31/2009          4.81            2              8          1.25%          32.8%
12/31/2008          3.62            2              6          1.25%         -42.2%
12/31/2007          6.27            1              9          1.25%          19.5%
12/31/2006          5.25            0              2          1.25%          -4.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.5%
2009                     0.3%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                  American Century VP Vista I Class - 024936874

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           37,569    $           37,917                    2,299
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           37,568
                                    ==================
                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           37,568                 5,887     $               6.38
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (421)
                                                                                 --------------------
Net investment income (loss)                                                                     (421)
                                                                                 --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                       (2,908)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           10,201
                                                                                 --------------------
Net gain (loss)                                                                                 7,293
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,872
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (421)    $             (472)
Net realized gain (loss)                                                (2,908)               (16,599)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    10,201                 23,995
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        6,872                  6,924
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   598                  3,969
Cost of units redeemed                                                  (4,352)               (17,767)
Account charges                                                            (91)                  (107)
                                                             -----------------     ------------------
Increase (decrease)                                                     (3,845)               (13,905)
                                                             -----------------     ------------------
Net increase (decrease)                                                  3,027                 (6,981)
Net assets, beginning                                                   34,541                 41,522
                                                             -----------------     ------------------
Net assets, ending                                           $          37,568     $           34,541
                                                             =================     ==================
Units sold                                                                 110                    907
Units redeemed                                                            (845)                (3,913)
                                                             -----------------     ------------------
Net increase (decrease)                                                   (735)                (3,006)
Units outstanding, beginning                                             6,622                  9,628
                                                             -----------------     ------------------
Units outstanding, ending                                                5,887                  6,622
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     304,972
Cost of units redeemed/account charges                                                       (249,526)
Net investment income (loss)                                                                   (4,468)
Net realized gain (loss)                                                                      (19,718)
Realized gain distributions                                                                     6,656
Net change in unrealized appreciation (depreciation)                                             (348)
                                                                                        -------------
                                                                                        $      37,568
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     6.38            6      $      38          1.25%          22.3%
12/31/2009          5.22            7             35          1.25%          20.9%
12/31/2008          4.31           10             42          1.25%         -49.3%
12/31/2007          8.50           20            167          1.25%          38.0%
12/31/2006          6.16            7             45          1.25%           7.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                Calvert Social Mid Cap Growth A Class - 131647307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          921,486    $          681,543                   27,957
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (61)
                                    ------------------
Net assets                          $          921,425
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          921,425                74,436     $              12.38
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (10,293)
                                                                                 --------------------
Net investment income (loss)                                                                  (10,293)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       54,174
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          178,265
                                                                                 --------------------
Net gain (loss)                                                                               232,439
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            222,146
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (10,293)    $           (8,878)
Net realized gain (loss)                                                54,174                  7,819
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   178,265                195,082
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      222,146                194,023
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                44,793                 16,384
Cost of units redeemed                                                (157,760)              (101,335)
Account charges                                                         (1,449)                (1,545)
                                                            ------------------     ------------------
Increase (decrease)                                                   (114,416)               (86,496)
                                                            ------------------     ------------------
Net increase (decrease)                                                107,730                107,527
Net assets, beginning                                                  813,695                706,168
                                                            ------------------     ------------------
Net assets, ending                                          $          921,425     $          813,695
                                                            ==================     ==================
Units sold                                                               4,383                  2,264
Units redeemed                                                         (15,296)               (13,485)
                                                            ------------------     ------------------
Net increase (decrease)                                                (10,913)               (11,221)
Units outstanding, beginning                                            85,349                 96,570
                                                            ------------------     ------------------
Units outstanding, ending                                               74,436                 85,349
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   7,103,838
Cost of units redeemed/account charges                                                     (7,089,861)
Net investment income (loss)                                                                1,116,556
Net realized gain (loss)                                                                     (461,204)
Realized gain distributions                                                                    12,153
Net change in unrealized appreciation (depreciation)                                          239,943
                                                                                        -------------
                                                                                        $     921,425
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $    12.38           74     $      921          1.25%          29.8%
12/31/2009          9.53           85            814          1.25%          30.4%
12/31/2008          7.31           97            706          1.25%         -38.0%
12/31/2007         11.79          117          1,385          1.25%           8.8%
12/31/2006         10.84          144          1,563          1.25%           5.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     1.5%
2006                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
             Columbia Federal Securities Fund VS A Class - 19765R683

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           35,743    $           35,953                    3,549
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           35,742
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           35,742                 6,509     $               5.49
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 61
Mortality & expense charges                                                                      (181)
                                                                                 --------------------
Net investment income (loss)                                                                     (120)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (20)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (143)
                                                                                 --------------------
Net gain (loss)                                                                                  (163)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $               (283)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (120)    $             (754)
Net realized gain (loss)                                                   (20)                  (522)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                      (143)                (1,453)
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                         (283)                (2,729)
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                34,772                203,070
Cost of units redeemed                                                  (1,139)              (232,527)
Account charges                                                             (1)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                     33,632                (29,457)
                                                            ------------------     ------------------
Net increase (decrease)                                                 33,349                (32,186)
Net assets, beginning                                                    2,393                 34,579
                                                            ------------------     ------------------
Net assets, ending                                          $           35,742     $            2,393
                                                            ==================     ==================
Units sold                                                               6,266                 38,665
Units redeemed                                                            (209)               (44,788)
                                                            ------------------     ------------------
Net increase (decrease)                                                  6,057                 (6,123)
Units outstanding, beginning                                               452                  6,575
                                                            ------------------     ------------------
Units outstanding, ending                                                6,509                    452
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     270,623
Cost of units redeemed/account charges                                                       (233,667)
Net investment income (loss)                                                                     (940)
Net realized gain (loss)                                                                          (64)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (210)
                                                                                        -------------
                                                                                        $      35,742
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     5.49            7     $       36          1.25%           3.7%
12/31/2009          5.29            0              2          1.25%           0.6%
12/31/2008          5.26            7             35          1.25%           5.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.3%
2009                     0.4%
2008                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
              Columbia Small Cap Value Fund VS A Class - 19765R303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           48,550    $           38,317                    2,769
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           48,549
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           48,549                 8,476     $               5.73
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                480
Mortality & expense charges                                                                      (451)
                                                                                 --------------------
Net investment income (loss)                                                                       29
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        3,510
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            4,763
                                                                                 --------------------
Net gain (loss)                                                                                 8,273
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              8,302
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               29     $               52
Net realized gain (loss)                                                 3,510                    113
Realized gain distributions                                                  -                     42
Net change in unrealized appreciation (depreciation)                     4,763                  5,865
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        8,302                  6,072
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                28,785                 23,538
Cost of units redeemed                                                 (14,551)                (6,358)
Account charges                                                            (16)                   (12)
                                                            ------------------     ------------------
Increase (decrease)                                                     14,218                 17,168
                                                            ------------------     ------------------
Net increase (decrease)                                                 22,520                 23,240
Net assets, beginning                                                   26,029                  2,789
                                                            ------------------     ------------------
Net assets, ending                                          $           48,549     $           26,029
                                                            ==================     ==================
Units sold                                                               5,779                  6,707
Units redeemed                                                          (2,991)                (1,772)
                                                            ------------------     ------------------
Net increase (decrease)                                                  2,788                  4,935
Units outstanding, beginning                                             5,688                    753
                                                            ------------------     ------------------
Units outstanding, ending                                                8,476                  5,688
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      55,586
Cost of units redeemed/account charges                                                        (20,984)
Net investment income (loss)                                                                       69
Net realized gain (loss)                                                                        3,603
Realized gain distributions                                                                        42
Net change in unrealized appreciation (depreciation)                                           10,233
                                                                                        -------------
                                                                                        $      48,549
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     5.73            8     $       49          1.25%          25.2%
12/31/2009          4.58            6             26          1.25%          23.6%
12/31/2008          3.70            1              3          1.25%         -26.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.3%
2009                     1.9%
2008                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
    Dreyfus Investment Portfolio Technology Growth Service Class - 26202A710

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          354,269    $          277,181                   27,939
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (12)
                                    ------------------
Net assets                          $          354,257
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          354,257                46,387     $               7.64
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (4,248)
                                                                                 --------------------
Net investment income (loss)                                                                   (4,248)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      108,626
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (4,163)
                                                                                 --------------------
Net gain (loss)                                                                               104,463
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            100,215
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (4,248)    $           (2,466)
Net realized gain (loss)                                               108,626                 11,081
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    (4,163)                87,011
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      100,215                 95,626
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               516,757                336,443
Cost of units redeemed                                                (637,126)               (84,054)
Account charges                                                            (81)                   (73)
                                                            ------------------     ------------------
Increase (decrease)                                                   (120,450)               252,316
                                                            ------------------     ------------------
Net increase (decrease)                                                (20,235)               347,942
Net assets, beginning                                                  374,492                 26,550
                                                            ------------------     ------------------
Net assets, ending                                          $          354,257     $          374,492
                                                            ==================     ==================
Units sold                                                              88,179                 73,529
Units redeemed                                                        (104,580)               (17,646)
                                                            ------------------     ------------------
Net increase (decrease)                                                (16,401)                55,883
Units outstanding, beginning                                            62,788                  6,905
                                                            ------------------     ------------------
Units outstanding, ending                                               46,387                 62,788
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     984,689
Cost of units redeemed/account charges                                                       (824,242)
Net investment income (loss)                                                                   (7,149)
Net realized gain (loss)                                                                      123,871
Realized gain distributions                                                                         -
Net change in unrealized appreciation depreciation)                                            77,088
                                                                                        -------------
                                                                                        $     354,257
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     7.64           46     $      354          1.25%          28.0%
12/31/2009          5.96           63            374          1.25%          55.1%
12/31/2008          3.84            7             27          1.25%         -42.0%
12/31/2007          6.63            2             13          1.25%          13.0%
12/31/2006          5.86            1              5          1.25%           2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
    Dreyfus IP Small Cap Stock Investment Portfolio Service Class - 26202A686

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            1,164    $              989                       95
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            1,164
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            1,164                   147     $               7.92
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (24)
                                                                                 --------------------
Net investment income (loss)                                                                      (24)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          573
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (332)
                                                                                 --------------------
Net gain (loss)                                                                                   241
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                217
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (24)    $              (15)
Net realized gain (loss)                                                   573                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                      (332)                   507
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          217                    492
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   996                 10,258
Cost of units redeemed                                                 (10,799)                     -
Account charges                                                              -                      -
                                                            ------------------     ------------------
Increase (decrease)                                                     (9,803)                10,258
                                                            ------------------     ------------------
Net increase (decrease)                                                 (9,586)                10,750
Net assets, beginning                                                   10,750                      -
                                                            ------------------     ------------------
Net assets, ending                                          $            1,164     $           10,750
                                                            ==================     ==================
Units sold                                                                 146                  1,688
Units redeemed                                                          (1,687)                     -
Net increase (decrease)                                                 (1,541)                 1,688
Units outstanding, beginning                                             1,688                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                  147                  1,688
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      11,254
Cost of units redeemed/account charges                                                        (10,799)
Net investment income (loss)                                                                      (39)
Net realized gain (loss)                                                                          573
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              175
                                                                                        -------------
                                                                                        $       1,164
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     7.92            0     $        1          1.25%          24.3%
12/31/2009          6.37            2             11          1.25%          27.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
       Dreyfus Variable Investment Appreciation Service Class - 261976831

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            4,100    $            4,346                      116
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            4,100
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            4,100                   684     $               5.99
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 68
Mortality & expense charges                                                                       (45)
                                                                                 --------------------
Net investment income (loss)                                                                       23
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (12)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              478
                                                                                 --------------------
Net gain (loss)                                                                                   466
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                489
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               23     $               31
Net realized gain (loss)                                                   (12)                   (17)
Realized gain distributions                                                  -                    225
Net change in unrealized appreciation (depreciation)                       478                    367
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          489                    606
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                    90                    142
Cost of units redeemed                                                       -                      -
Account charges                                                             (2)                    (2)
                                                            ------------------     ------------------
Increase (decrease)                                                         88                    140
                                                            ------------------     ------------------
Net increase (decrease)                                                    577                    746
Net assets, beginning                                                    3,523                  2,777
                                                            ------------------     ------------------
Net assets, ending                                          $            4,100     $            3,523
                                                            ==================     ==================
Units sold                                                                  16                     33
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                     16                     33
Units outstanding, beginning                                               668                    635
                                                            ------------------     ------------------
Units outstanding, ending                                                  684                    668
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       9,102
Cost of units redeemed/account charges                                                         (5,776)
Net investment income (loss)                                                                       76
Net realized gain (loss)                                                                          505
Realized gain distributions                                                                       439
Net change in unrealized appreciation (depreciation)                                             (246)
                                                                                        -------------
                                                                                        $       4,100
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     5.99            1     $        4          1.25%          13.6%
12/31/2009          5.28            1              4          1.25%          20.7%
12/31/2008          4.37            1              3          1.25%         -30.6%
12/31/2007          6.30            1              3          1.25%           5.5%
12/31/2006          5.97            1              8          1.25%          14.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.8%
2009                     2.2%
2008                     1.7%
2007                     1.5%
2006                     0.3%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         Fidelity VIP Asset Manager Portfolio Initial Class - 922175203

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,164,520    $        3,997,334                  286,418
Receivables: investments sold                      643    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,165,163
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        4,165,163               355,199     $              11.73
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             67,253
Mortality & expense charges                                                                   (51,226)
                                                                                 --------------------
Net investment income (loss)                                                                   16,027
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       23,073
Realized gain distributions                                                                    20,218
Net change in unrealized appreciation (depreciation)                                          436,215
                                                                                 --------------------
Net gain (loss)                                                                               479,506
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            495,533
                                                                                 ====================


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           16,027    $           42,212
Net realized gain (loss)                                                23,073               (257,020)
Realized gain distributions                                             20,218                  6,402
Net change in unrealized appreciation (depreciation)                   436,215              1,168,123
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      495,533                959,717
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                89,152                 85,142
Cost of units redeemed                                                (669,461)              (813,915)
Account charges                                                         (4,022)                (4,864)
                                                             -----------------     ------------------
Increase (decrease)                                                   (584,331)              (733,637)
                                                             -----------------     ------------------
Net increase (decrease)                                                (88,798)               226,080
Net assets, beginning                                                4,253,961              4,027,881
                                                             -----------------     ------------------
Net assets, ending                                           $       4,165,163     $        4,253,961
                                                             =================     ==================
Units sold                                                               8,847                 11,220
Units redeemed                                                         (63,021)               (96,094)
                                                             -----------------     ------------------
Net increase (decrease)                                                (54,174)               (84,874)
Units outstanding, beginning                                           409,373                494,247
                                                             -----------------     ------------------
Units outstanding, ending                                              355,199                409,373
                                                             =================     ==================


--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  32,510,347
Cost of units redeemed/account charges                                                    (34,430,011)
Net investment income (loss)                                                                8,331,126
Net realized gain (loss)                                                                   (3,268,078)
Realized gain distributions                                                                   854,593
Net change in unrealized appreciation (depreciation)                                          167,186
                                                                                        -------------
                                                                                        $   4,165,163
                                                                                        =============

* Date of Fund Inception into Variable Account: 11/21/1994

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $    11.73          355     $    4,165          1.25%          12.8%
12/31/2009         10.39          409          4,254          1.25%          27.5%
12/31/2008          8.15          494          4,028          1.25%         -29.6%
12/31/2007         11.58          589          6,822          1.25%          14.1%
12/31/2006         10.15          739          7,501          1.25%           5.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.6%
2009                     2.2%
2008                     2.6%
2007                     6.0%
2006                     2.9%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
              Fidelity VIP Equity Income Initial Class - 922174305

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,906,453    $        3,562,367                  152,810
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (4,940)
                                    ------------------
Net assets                          $        2,901,513
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,901,513               244,012     $              11.89
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             49,568
Mortality & expense charges                                                                   (34,838)
                                                                                 --------------------
Net investment income (loss)                                                                   14,730
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (65,914)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          410,316
                                                                                 --------------------
Net gain (loss)                                                                               344,402
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            359,132
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           14,730     $           26,257
Net realized gain (loss)                                               (65,914)              (443,442)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   410,316              1,085,650
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      359,132                668,465
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                81,764                 48,713
Cost of units redeemed                                                (525,168)              (638,702)
Account charges                                                         (3,031)                (3,633)
                                                            ------------------     ------------------
Increase (decrease)                                                   (446,435)              (593,622)
                                                            ------------------     ------------------
Net increase (decrease)                                                (87,303)                74,843
Net assets, beginning                                                2,988,816              2,913,973
                                                            ------------------     ------------------
Net assets, ending                                          $        2,901,513     $        2,988,816
                                                            ==================     ==================
Units sold                                                               7,828                  7,043
Units redeemed                                                         (49,655)               (79,563)
                                                            ------------------     ------------------
Net increase (decrease)                                                (41,827)               (72,520)
Units outstanding, beginning                                           285,839                358,359
                                                            ------------------     ------------------
Units outstanding, ending                                              244,012                285,839
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  23,920,337
Cost of units redeemed/account charges                                                    (26,169,327)
Net investment income (loss)                                                                3,731,417
Net realized gain (loss)                                                                       18,837
Realized gain distributions                                                                 2,056,163
Net change in unrealized appreciation (depreciation)                                         (655,914)
                                                                                        -------------
                                                                                        $   2,901,513
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $    11.89          244     $    2,902          1.25%          13.7%
12/31/2009         10.46          286          2,989          1.25%          28.6%
12/31/2008          8.13          358          2,914          1.25%         -43.4%
12/31/2007         14.36          457          6,563          1.25%           0.3%
12/31/2006         14.32          532          7,622          1.25%          18.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.7%
2009                     2.0%
2008                     2.3%
2007                     1.8%
2006                     3.2%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         Fidelity VIP Freedom 2005 Portfolio Initial Class - 922174651

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $               12    $               11                        1
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $               12
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $               12                     2     $               6.17
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                        (5)
                                                                                 --------------------
Net investment income (loss)                                                                       (5)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (70)
Realized gain distributions                                                                         7
Net change in unrealized appreciation (depreciation)                                               88
                                                                                 --------------------
Net gain (loss)                                                                                    25
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 20
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               (5)    $               12
Net realized gain (loss)                                                   (70)                  (779)
Realized gain distributions                                                  7                     42
Net change in unrealized appreciation (depreciation)                        88                  1,051
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                           20                    326
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                    (854)                (2,291)
Account charges                                                              -                     (7)
                                                            ------------------     ------------------
Increase (decrease)                                                       (854)                (2,298)
                                                            ------------------     ------------------
Net increase (decrease)                                                   (834)                (1,972)
Net assets, beginning                                                      846                  2,818
                                                            ------------------     ------------------
Net assets, ending                                          $               12     $              846
                                                            ==================     ==================
Units sold                                                                   0                      0
Units redeemed                                                            (149)                  (459)
                                                            ------------------     ------------------
Net increase (decrease)                                                   (149)                  (459)
Units outstanding, beginning                                               151                    610
                                                            ------------------     ------------------
Units outstanding, ending                                                    2                    151
                                                            ==================     ==================


--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      13,390
Cost of units redeemed/account charges                                                        (13,711)
Net investment income (loss)                                                                      370
Net realized gain (loss)                                                                         (867)
Realized gain distributions                                                                       829
Net change in unrealized appreciation (depreciation)                                                1
                                                                                        -------------
                                                                                        $          12
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     6.17            0     $        0          1.25%          10.0%
12/31/2009          5.61            0              1          1.25%          21.5%
12/31/2008          4.62            1              3          1.25%         -24.8%
12/31/2007          6.14            2             13          1.25%           7.3%
12/31/2006          5.72            1              8          1.25%           5.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     1.6%
2008                     1.5%
2007                     3.4%
2006                     5.2%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         Fidelity VIP Freedom 2010 Portfolio Initial Class - 922174628

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            3,090    $            2,544                      291
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            3,090
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            3,090                   494     $               6.26
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 63
Mortality & expense charges                                                                      (132)
                                                                                 --------------------
Net investment income (loss)                                                                      (69)
                                                                                 --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (852)
Realized gain distributions                                                                       156
Net change in unrealized appreciation (depreciation)                                            1,163
                                                                                 --------------------
Net gain (loss)                                                                                   467
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                398
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (69)    $              458
Net realized gain (loss)                                                  (852)                (7,894)
Realized gain distributions                                                156                    260
Net change in unrealized appreciation (depreciation)                     1,163                  8,947
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          398                  1,771
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   120                    239
Cost of units redeemed                                                 (16,959)               (15,493)
Account charges                                                             (6)                   (41)
                                                            ------------------     ------------------
Increase (decrease)                                                    (16,845)               (15,295)
                                                            ------------------     ------------------
Net increase (decrease)                                                (16,447)               (13,524)
Net assets, beginning                                                   19,537                 33,061
                                                            ------------------     ------------------
Net assets, ending                                          $            3,090     $           19,537
                                                            ==================     ==================
Units sold                                                                  21                     57
Units redeemed                                                          (3,008)                (3,798)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (2,987)                (3,741)
Units outstanding, beginning                                             3,481                  7,222
                                                            ------------------     ------------------
Units outstanding, ending                                                  494                  3,481
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      40,095
Cost of units redeemed/account charges                                                        (32,849)
Net investment income (loss)                                                                    1,637
Net realized gain (loss)                                                                       (8,730)
Realized gain distributions                                                                     2,391
Net change in unrealized appreciation (depreciation)                                              546
                                                                                        -------------
                                                                                        $       3,090
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     6.26            0     $        3          1.25%          11.6%
12/31/2009          5.61            3             20          1.25%          22.6%
12/31/2008          4.58            7             33          1.25%         -25.9%
12/31/2007          6.18            3             21          1.25%           7.4%
12/31/2006          5.76            3             19          1.25%           8.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.6%
2009                     2.7%
2008                     4.3%
2007                     2.5%
2006                     3.3%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         Fidelity VIP Freedom 2015 Portfolio Initial Class - 922174586

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           71,540    $           68,614                    6,686
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (2)
                                    ------------------
Net assets                          $           71,538
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           71,538                11,273     $               6.35
                                    ==================    ==================     ====================


--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,473
Mortality & expense charges                                                                      (542)
                                                                                 --------------------
Net investment income (loss)                                                                      931
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (874)
Realized gain distributions                                                                       669
Net change in unrealized appreciation (depreciation)                                            6,086
                                                                                 --------------------
Net gain (loss)                                                                                 5,881
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,812
                                                                                 ====================


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              931     $              453
Net realized gain (loss)                                                  (874)                   (67)
Realized gain distributions                                                669                    240
Net change in unrealized appreciation (depreciation)                     6,086                  3,231
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        6,812                  3,857
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                52,505                    479
Cost of units redeemed                                                  (7,909)                     -
Account charges                                                            (66)                   (66)
                                                            ------------------     ------------------
Increase (decrease)                                                     44,530                    413
                                                            ------------------     ------------------
Net increase (decrease)                                                 51,342                  4,270
Net assets, beginning                                                   20,196                 15,926
                                                            ------------------     ------------------
Net assets, ending                                          $           71,538     $           20,196
                                                            ==================     ==================
Units sold                                                               9,043                     86
Units redeemed                                                          (1,324)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                  7,719                     86
Units outstanding, beginning                                             3,554                  3,468
                                                            ------------------     ------------------
Units outstanding, ending                                               11,273                  3,554
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     104,306
Cost of units redeemed/account charges                                                        (37,767)
Net investment income (loss)                                                                    2,332
Net realized gain (loss)                                                                       (4,913)
Realized gain distributions                                                                     4,654
Net change in unrealized appreciation (depreciation)                                            2,926
                                                                                        -------------
                                                                                        $      71,538
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     6.35           11     $       72          1.25%          11.7%
12/31/2009          5.68            4             20          1.25%          23.7%
12/31/2008          4.59            3             16          1.25%         -27.9%
12/31/2007          6.37            9             60          1.25%           8.0%
12/31/2006          5.90            9             54          1.25%           9.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     3.2%
2009                     3.7%
2008                     1.4%
2007                     2.9%
2006                     1.2%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         Fidelity VIP Freedom 2020 Portfolio Initial Class - 922174552

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           30,637    $           30,893                    2,893
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           30,636
                                    ==================
                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           30,636                 4,888     $               6.27
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                631
Mortality & expense charges                                                                      (347)
                                                                                 --------------------
Net investment income (loss)                                                                      284
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (38)
Realized gain distributions                                                                       224
Net change in unrealized appreciation (depreciation)                                            3,057
                                                                                 --------------------
Net gain (loss)                                                                                 3,243
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,527
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              284     $              515
Net realized gain (loss)                                                   (38)                   (85)
Realized gain distributions                                                224                    267
Net change in unrealized appreciation (depreciation)                     3,057                  4,857
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        3,527                  5,554
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   731                  2,549
Cost of units redeemed                                                       -                      -
Account charges                                                              -                    (14)
                                                            ------------------     ------------------
Increase (decrease)                                                        731                  2,535
                                                            ------------------     ------------------
Net increase (decrease)                                                  4,258                  8,089
Net assets, beginning                                                   26,378                 18,289
                                                            ------------------     ------------------
Net assets, ending                                          $           30,636     $           26,378
                                                            ==================     ==================
Units sold                                                                 129                    556
Units redeemed                                                               -                      -
                                                            ------------------     ------------------
Net increase (decrease)                                                    129                    556
Units outstanding, beginning                                             4,759                  4,203
                                                            ------------------     ------------------
Units outstanding, ending                                                4,888                  4,759
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      50,608
Cost of units redeemed/account charges                                                        (19,223)
Net investment income (loss)                                                                    1,558
Net realized gain (loss)                                                                       (5,719)
Realized gain distributions                                                                     3,668
Net change in unrealized appreciation (depreciation)                                             (256)
                                                                                        -------------
                                                                                        $      30,636
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     6.27            5     $       31          1.25%          13.1%
12/31/2009          5.54            5             26          1.25%          27.4%
12/31/2008          4.35            4             18          1.25%         -33.4%
12/31/2007          6.54            6             41          1.25%           8.9%
12/31/2006          6.01            5             32          1.25%           9.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.2%
2009                     3.5%
2008                     2.1%
2007                     2.3%
2006                     2.9%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         Fidelity VIP Freedom 2025 Portfolio Initial Class - 922174529

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            4,102    $            4,643                      391
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            4,102
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            4,102                   648     $               6.33
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 81
Mortality & expense charges                                                                       (46)
                                                                                 --------------------
Net investment income (loss)                                                                       35
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (23)
Realized gain distributions                                                                        23
Net change in unrealized appreciation (depreciation)                                              480
                                                                                 --------------------
Net gain (loss)                                                                                   480
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                515
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               35     $               68
Net realized gain (loss)                                                   (23)                  (123)
Realized gain distributions                                                 23                     45
Net change in unrealized appreciation (depreciation)                       480                    828
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          515                    818
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                      (1)                  (152)
Account charges                                                            (32)                   (35)
                                                            ------------------     ------------------
Increase (decrease)                                                        (33)                  (187)
                                                            ------------------     ------------------
Net increase (decrease)                                                    482                    631
Net assets, beginning                                                    3,620                  2,989
                                                            ------------------     ------------------
Net assets, ending                                          $            4,102     $            3,620
                                                            ==================     ==================
Units sold                                                                   0                      0
Units redeemed                                                              (6)                   (39)
                                                            ------------------     ------------------
Net increase (decrease)                                                     (6)                   (39)
Units outstanding, beginning                                               654                    693
                                                            ------------------     ------------------
Units outstanding, ending                                                  648                    654
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      25,703
Cost of units redeemed/account charges                                                        (22,935)
Net investment income (loss)                                                                      103
Net realized gain (loss)                                                                        1,175
Realized gain distributions                                                                       597
Net change in unrealized appreciation (depreciation)                                             (541)
                                                                                        -------------
                                                                                        $       4,102
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     6.33            1     $        4          1.25%          14.3%
12/31/2009          5.54            1              4          1.25%          28.4%
12/31/2008          4.31            1              3          1.25%         -35.0%
12/31/2007          6.63            1              5          1.25%           9.1%
12/31/2006          6.08            1              6          1.25%          10.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.1%
2009                     3.2%
2008                     2.5%
2007                     1.9%
2006                     2.1%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         Fidelity VIP Freedom 2030 Portfolio Initial Class - 922174487

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           28,601    $           29,883                    2,801
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           28,601
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           28,601                 4,626     $               6.18
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                533
Mortality & expense charges                                                                      (310)
                                                                                 --------------------
Net investment income (loss)                                                                      223
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (172)
Realized gain distributions                                                                       186
Net change in unrealized appreciation (depreciation)                                            3,301
                                                                                 --------------------
Net gain (loss)                                                                                 3,315
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,538
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              223     $              204
Net realized gain (loss)                                                  (172)                  (594)
Realized gain distributions                                                186                    229
Net change in unrealized appreciation (depreciation)                     3,301                  4,912
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        3,538                  4,751
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 4,614                  2,491
Cost of units redeemed                                                    (205)                (1,296)
Account charges                                                            (92)                   (41)
                                                            ------------------     ------------------
Increase (decrease)                                                      4,317                  1,154
                                                            ------------------     ------------------
Net increase (decrease)                                                  7,855                  5,905
Net assets, beginning                                                   20,746                 14,841
                                                            ------------------     ------------------
Net assets, ending                                          $           28,601     $           20,746
                                                            ==================     ==================
Units sold                                                                 829                    530
Units redeemed                                                             (50)                  (261)
                                                            ------------------     ------------------
Net increase (decrease)                                                    779                    269
Units outstanding, beginning                                             3,847                  3,578
                                                            ------------------     ------------------
Units outstanding, ending                                                4,626                  3,847
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      29,492
Cost of units redeemed/account charges                                                         (2,069)
Net investment income (loss)                                                                      919
Net realized gain (loss)                                                                         (713)
Realized gain distributions                                                                     2,254
Net change in unrealized appreciation (depreciation)                                           (1,282)
                                                                                        -------------
                                                                                        $      28,601
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     6.18            5     $       29          1.25%          14.6%
12/31/2009          5.39            4             21          1.25%          30.0%
12/31/2008          4.15            4             15          1.25%         -38.8%
12/31/2007          6.78            3             17          1.25%          10.0%
12/31/2006          6.16            1              3          1.25%          11.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 2.2%
2009                 2.3%
2008                 2.9%
2007                 3.4%
2006                 2.3%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
        Fidelity VIP Freedom Income Portfolio Initial Class - 922174685

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            7,068    $            7,121                      688
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            7,068
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            7,068                 1,163     $               6.08
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                133
Mortality & expense charges                                                                       (35)
                                                                                 --------------------
Net investment income (loss)                                                                       98
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (2)
Realized gain distributions                                                                       164
Net change in unrealized appreciation (depreciation)                                              (53)
                                                                                 --------------------
Net gain (loss)                                                                                   109
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                207
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                98    $               (12)
Net realized gain (loss)                                                   (2)                (1,399)
Realized gain distributions                                               164                     48
Net change in unrealized appreciation (depreciation)                      (53)                 1,065
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations                         207                   (298)
                                                          -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                                7,280                      -
Cost of units redeemed                                                   (419)                (5,455)
Account charges                                                             -                     (6)
                                                          -------------------    -------------------
Increase (decrease)                                                     6,861                 (5,461)
                                                          -------------------    -------------------
Net increase (decrease)                                                 7,068                 (5,759)
Net assets, beginning                                                       -                  5,759
                                                          -------------------    -------------------
Net assets, ending                                        $             7,068    $                 -
                                                          ===================    ===================
Units sold                                                              1,234                      -
Units redeemed                                                            (71)                (1,142)
                                                          -------------------    -------------------
Net increase (decrease)                                                 1,163                 (1,142)
Units outstanding, beginning                                                -                  1,142
                                                          -------------------    -------------------
Units outstanding, ending                                               1,163                      -
                                                          ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            44,549
Cost of units redeemed/account charges                                                       (37,250)
Net investment income (loss)                                                                     519
Net realized gain (loss)                                                                      (1,149)
Realized gain distributions                                                                      452
Net change in unrealized appreciation (depreciation)                                             (53)
                                                                                 -------------------
                                                                                 $             7,068
                                                                                 ===================

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.08            1     $        7          1.25%           6.2%
12/31/2009        5.73            0              0          1.25%          13.5%
12/31/2008        5.04            1              6          1.25%         -11.6%
12/31/2007        5.70            2             12          1.25%           4.9%
12/31/2006        5.44            0              0          1.25%           5.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              3.8%
2009              0.0%
2008              2.5%
2007              7.6%
2006              0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                  Fidelity VIP Growth Initial Class - 922174404

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,769,304    $        4,098,830                  128,587
Receivables: investments sold                    1,908    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,771,212
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        4,771,212               370,963     $              12.86
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             11,777
Mortality & expense charges                                                                   (54,108)
                                                                                 --------------------
Net investment income (loss)                                                                  (42,331)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (195,919)
Realized gain distributions                                                                    14,474
Net change in unrealized appreciation (depreciation)                                        1,126,364
                                                                                 --------------------
Net gain (loss)                                                                               944,919
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            902,588
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (42,331)   $           (31,854)
Net realized gain (loss)                                             (195,919)              (494,671)
Realized gain distributions                                            14,474                  3,419
Net change in unrealized appreciation (depreciation)                1,126,364              1,477,210
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations                     902,588                954,104
                                                          -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                              126,882                162,086
Cost of units redeemed                                               (648,297)              (668,781)
Account charges                                                        (6,806)                (7,559)
                                                          -------------------    -------------------
Increase (decrease)                                                  (528,221)              (514,254)
                                                          -------------------    -------------------
Net increase (decrease)                                               374,367                439,850
Net assets, beginning                                               4,396,845              3,956,995
                                                          -------------------    -------------------
Net assets, ending                                        $         4,771,212    $         4,396,845
                                                          ===================    ===================
Units sold                                                             12,381                 21,458
Units redeemed                                                        (60,643)               (80,230)
                                                          -------------------    -------------------
Net increase (decrease)                                               (48,262)               (58,772)
Units outstanding, beginning                                          419,225                477,997
                                                          -------------------    -------------------
Units outstanding, ending                                             370,963                419,225
                                                          ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $        42,775,083
Cost of units redeemed/account charges                                                   (42,860,247)
Net investment income (loss)                                                               8,767,284
Net realized gain (loss)                                                                  (4,607,094)
Realized gain distributions                                                                   25,712
Net change in unrealized appreciation (depreciation)                                         670,474
                                                                                 -------------------
                                                                                 $         4,771,212
                                                                                 ===================

* Date of Fund Inception into Variable Account: 11/21/1994

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    12.86          371     $    4,771          1.25%          22.6%
12/31/2009       10.49          419          4,397          1.25%          26.7%
12/31/2008        8.28          478          3,957          1.25%         -47.8%
12/31/2007       15.87          605          9,592          1.25%          25.4%
12/31/2006       12.65          762          9,642          1.25%           5.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.3%
2009                 0.4%
2008                 0.7%
2007                 0.8%
2006                 0.4%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
               Fidelity VIP High Income Initial Class - 922174206

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,330,645    $        1,337,604                  238,895
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (62)
                                    ------------------
Net assets                          $        1,330,583
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,330,583               136,557     $               9.74
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             99,403
Mortality & expense charges                                                                   (16,364)
                                                                                 --------------------
Net investment income (loss)                                                                   83,039
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (46,439)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          117,841
                                                                                 --------------------
Net gain (loss)                                                                                71,402
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            154,441
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            83,039    $            80,367
Net realized gain (loss)                                              (46,439)               (86,751)
Realized gain distributions                                                 -                      -
Net change in unrealized appreciation (depreciation)                  117,841                411,144
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations                     154,441                404,760
                                                          -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                              121,834                166,483
Cost of units redeemed                                               (259,698)              (247,270)
Account charges                                                        (1,157)                (1,385)
                                                          -------------------    -------------------
Increase (decrease)                                                  (139,021)               (82,172)
                                                          -------------------    -------------------
Net increase (decrease)                                                15,420                322,588
Net assets, beginning                                               1,315,163                992,575
                                                          -------------------    -------------------
Net assets, ending                                        $         1,330,583    $         1,315,163
                                                          ===================    ===================
Units sold                                                             13,362                 23,049
Units redeemed                                                        (28,530)               (34,123)
                                                          -------------------    -------------------
Net increase (decrease)                                               (15,168)               (11,074)
Units outstanding, beginning                                          151,725                162,799
                                                          -------------------    -------------------
Units outstanding, ending                                             136,557                151,725
                                                          ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $        14,682,046
Cost of units redeemed/account charges                                                   (13,635,503)
Net investment income (loss)                                                               3,360,691
Net realized gain (loss)                                                                  (3,069,692)
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                          (6,959)
                                                                                 -------------------
                                                                                 $         1,330,583
                                                                                 ===================

* Date of Fund Inception into Variable Account: 11/21/1994

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     9.74          137     $    1,331          1.25%          12.4%
12/31/2009        8.67          152          1,315          1.25%          42.2%
12/31/2008        6.10          163            993          1.25%         -25.9%
12/31/2007        8.23          192          1,583          1.25%           1.5%
12/31/2006        8.11          257          2,085          1.25%           9.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              7.5%
2009              8.2%
2008              8.7%
2007              7.2%
2006              7.2%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
              Fidelity VIP II ContraFund Initial Class - 922175500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        9,019,677    $        9,962,328                  377,708
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,129)
                                    ------------------
Net assets                          $        9,018,548
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        9,018,548               479,261     $              18.82
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            103,143
Mortality & expense charges                                                                  (106,495)
                                                                                 --------------------
Net investment income (loss)                                                                   (3,352)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (36,965)
Realized gain distributions                                                                     3,740
Net change in unrealized appreciation (depreciation)                                        1,275,263
                                                                                 --------------------
Net gain (loss)                                                                             1,242,038
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,238,686
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (3,352)   $            16,025
Net realized gain (loss)                                              (36,965)              (305,607)
Realized gain distributions                                             3,740                  2,168
Net change in unrealized appreciation (depreciation)                1,275,263              2,444,143
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations                   1,238,686              2,156,729
                                                          -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                              473,525              1,254,136
Cost of units redeemed                                             (1,702,909)            (1,523,209)
Account charges                                                       (10,278)               (11,723)
                                                          -------------------    -------------------
Increase (decrease)                                                (1,239,662)              (280,796)
                                                          -------------------    -------------------
Net increase (decrease)                                                  (976)             1,875,933
Net assets, beginning                                               9,019,524              7,143,591
                                                          -------------------    -------------------
Net assets, ending                                        $         9,018,548    $         9,019,524
                                                          ===================    ===================
Units sold                                                             29,399                101,212
Units redeemed                                                       (105,000)              (135,331)
                                                          -------------------    -------------------
Net increase (decrease)                                               (75,601)               (34,119)
Units outstanding, beginning                                          554,862                588,981
                                                          -------------------    -------------------
Units outstanding, ending                                             479,261                554,862
                                                          ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                               $  45,026,719
Cost of units redeemed/account charges                                                   (49,917,392)
Net investment income (loss)                                                               4,295,660
Net realized gain (loss)                                                                   4,735,561
Realized gain distributions                                                                5,820,651
Net change in unrealized appreciation (depreciation)                                        (942,651)
                                                                                       -------------
                                                                                       $   9,018,548
                                                                                       =============

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    18.82          479     $    9,019          1.25%          15.8%
12/31/2009       16.26          555          9,020          1.25%          34.0%
12/31/2008       12.13          589          7,144          1.25%         -43.2%
12/31/2007       21.36          781         16,694          1.25%          16.1%
12/31/2006       18.40          933         17,164          1.25%          10.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.1%
2009              1.3%
2008              0.9%
2007              0.9%
2006              1.3%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                Fidelity VIP Index 500 Initial Class - 922175302

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,546,543    $        7,750,680                   64,555
Receivables: investments sold                    1,573    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        8,548,116
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        8,548,116               581,717     $              14.69
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            155,025
Mortality & expense charges                                                                  (105,788)
                                                                                 --------------------
Net investment income (loss)                                                                   49,237
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (508,660)
Realized gain distributions                                                                   170,499
Net change in unrealized appreciation (depreciation)                                        1,333,606
                                                                                 --------------------
Net gain (loss)                                                                               995,445
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,044,682
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            49,237    $           103,913
Net realized gain (loss)                                             (508,660)            (1,073,613)
Realized gain distributions                                           170,499                185,607
Net change in unrealized appreciation (depreciation)                1,333,606              2,629,908
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations                   1,044,682              1,845,815
                                                          -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                              356,646                648,924
Cost of units redeemed                                             (1,953,962)            (1,786,812)
Account charges                                                       (11,051)               (12,996)
                                                          -------------------    -------------------
Increase (decrease)                                                (1,608,367)            (1,150,884)
                                                          -------------------    -------------------
Net increase (decrease)                                              (563,685)               694,931
Net assets, beginning                                               9,111,801              8,416,870
                                                          -------------------    -------------------
Net assets, ending                                        $         8,548,116    $         9,111,801
                                                          ===================    ===================
Units sold                                                             27,403                 75,249
Units redeemed                                                       (150,064)              (184,411)
                                                          -------------------    -------------------
Net increase (decrease)                                              (122,661)              (109,162)
Units outstanding, beginning                                          704,378                813,540
                                                          -------------------    -------------------
Units outstanding, ending                                             581,717                704,378
                                                          ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                        $         66,853,312
Cost of units redeemed/account charges                                                   (67,589,017)
Net investment income (loss)                                                               1,789,004
Net realized gain (loss)                                                                   6,189,355
Realized gain distributions                                                                  509,599
Net change in unrealized appreciation (depreciation)                                         795,863
                                                                                --------------------
                                                                                $          8,548,116
                                                                                ====================

* Date of Fund Inception into Variable Account: 11/21/1994

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    14.69          582     $    8,548          1.25%          13.6%
12/31/2009       12.94          704          9,112          1.25%          25.0%
12/31/2008       10.35          814          8,417          1.25%         -37.8%
12/31/2007       16.63        1,062         17,659          1.25%           4.1%
12/31/2006       15.97        1,264         20,191          1.25%          14.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.8%
2009              2.4%
2008              1.9%
2007              3.6%
2006              1.8%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
           Fidelity VIP Mid Cap Portfolio Service 2 Class - 922176805

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           43,291    $           36,129                    1,347
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           43,290
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           43,290                 5,290     $               8.18
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 47
Mortality & expense charges                                                                      (411)
                                                                                 --------------------
Net investment income (loss)                                                                     (364)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,925
Realized gain distributions                                                                       107
Net change in unrealized appreciation (depreciation)                                            7,075
                                                                                 --------------------
Net gain (loss)                                                                                 9,107
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              8,743
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $              (364)   $                28
Net realized gain (loss)                                                1,925                    161
Realized gain distributions                                               107                     79
Net change in unrealized appreciation (depreciation)                    7,075                     87
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations                       8,743                    355
                                                          -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                               31,595                 19,995
Cost of units redeemed                                                (14,420)                (2,952)
Account charges                                                           (26)                     -
                                                          -------------------    -------------------
Increase (decrease)                                                    17,149                 17,043
                                                          -------------------    -------------------
Net increase (decrease)                                                25,892                 17,398
Net assets, beginning                                                  17,398                      -
                                                          -------------------    -------------------
Net assets, ending                                        $            43,290    $            17,398
                                                          ===================    ===================
Units sold                                                              4,547                  3,178
Units redeemed                                                         (1,957)                  (478)
                                                          -------------------    -------------------
Net increase (decrease)                                                 2,590                  2,700
Units outstanding, beginning                                            2,700                      -
                                                          -------------------    -------------------
Units outstanding, ending                                               5,290                  2,700
                                                          ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                        $             51,590
Cost of units redeemed/account charges                                                       (17,398)
Net investment income (loss)                                                                    (336)
Net realized gain (loss)                                                                       2,086
Realized gain distributions                                                                      186
Net change in unrealized appreciation (depreciation)                                           7,162
                                                                                --------------------
                                                                                $             43,290
                                                                                ====================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     8.18            5     $       43          1.25%          27.0%
12/31/2009        6.44            3             17          1.25%          28.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.2%
2009              0.7%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                 Fidelity VIP Overseas Initial Class - 922174503

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,619,116    $        1,917,515                   96,548
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (66)
                                    ------------------
Net assets                          $        1,619,050
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,619,050               164,465     $               9.84
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             20,983
Mortality & expense charges                                                                   (20,195)
                                                                                 --------------------
Net investment income (loss)                                                                      788
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (172,236)
Realized gain distributions                                                                     2,861
Net change in unrealized appreciation (depreciation)                                          328,537
                                                                                 --------------------
Net gain (loss)                                                                               159,162
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            159,950
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $               788    $            14,250
Net realized gain (loss)                                             (172,236)              (106,429)
Realized gain distributions                                             2,861                  5,043
Net change in unrealized appreciation (depreciation)                  328,537                437,645
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations                     159,950                350,509
                                                          -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                              183,594                104,281
Cost of units redeemed                                               (500,246)              (241,494)
Account charges                                                        (1,473)                (1,717)
                                                          -------------------    -------------------
Increase (decrease)                                                  (318,125)              (138,930)
                                                          -------------------    -------------------
Net increase (decrease)                                              (158,175)               211,579
Net assets, beginning                                               1,777,225              1,565,646
                                                          -------------------    -------------------
Net assets, ending                                        $         1,619,050    $         1,777,225
                                                          ===================    ===================
Units sold                                                             21,807                 15,032
Units redeemed                                                        (59,016)               (35,363)
                                                          -------------------    -------------------
Net increase (decrease)                                               (37,209)               (20,331)
Units outstanding, beginning                                          201,674                222,005
                                                          -------------------    -------------------
Units outstanding, ending                                             164,465                201,674
                                                          ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                        $          8,833,783
Cost of units redeemed/account charges                                                    (7,815,083)
Net investment income (loss)                                                               1,012,620
Net realized gain (loss)                                                                    (666,270)
Realized gain distributions                                                                  552,399
Net change in unrealized appreciation (depreciation)                                        (298,399)
                                                                                --------------------
                                                                                $          1,619,050
                                                                                ====================

* Date of Fund Inception into Variable Account: 11/21/1994

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     9.84          164     $    1,619          1.25%          11.7%
12/31/2009        8.81          202          1,777          1.25%          25.0%
12/31/2008        7.05          222          1,566          1.25%         -44.5%
12/31/2007       12.71          255          3,245          1.25%          15.8%
12/31/2006       10.97          275          3,014          1.25%          16.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.2%
2009              2.0%
2008              2.5%
2007              3.3%
2006              0.9%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
            Franklin Templeton Small Cap Value Securities - 355150673

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           22,172    $           18,856                    1,339
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           22,172
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           22,172                 4,125     $               5.38
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                177
Mortality & expense charges                                                                      (147)
                                                                                 --------------------
Net investment income (loss)                                                                       30
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (61)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            3,316
                                                                                 --------------------
Net gain (loss)                                                                                 3,255
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,285
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                30    $                 1
Net realized gain (loss)                                                  (61)                    14
Realized gain distributions                                                 -                      4
Net change in unrealized appreciation (depreciation)                    3,316                      4
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations                       3,285                     23
                                                          -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                               19,484                      -
Cost of units redeemed                                                   (589)                  (107)
Account charges                                                            (8)                    (2)
                                                          -------------------    -------------------
Increase (decrease)                                                    18,887                   (109)
                                                          -------------------    -------------------
Net increase (decrease)                                                22,172                    (86)
Net assets, beginning                                                       -                     86
                                                          -------------------    -------------------
Net assets, ending                                        $            22,172    $                 -
                                                          ===================    ===================
Units sold                                                              4,254                      -
Units redeemed                                                           (129)                   (26)
                                                          -------------------    -------------------
Net increase (decrease)                                                 4,125                    (26)
Units outstanding, beginning                                                -                     26
                                                          -------------------    -------------------
Units outstanding, ending                                               4,125                      -
                                                          ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             20,202
Cost of units redeemed/account charges                                                         (1,087)
Net investment income (loss)                                                                       30
Net realized gain (loss)                                                                         (293)
Realized gain distributions                                                                         4
Net change in unrealized appreciation (depreciation)                                            3,316
                                                                                 --------------------
                                                                                 $             22,172
                                                                                 ====================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.38            4     $       22          1.25%          26.9%
12/31/2009        4.24            0              0          1.25%          27.9%
12/31/2008        3.31            0              0          1.25%         -33.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.6%
2009              2.3%
2008              0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
          Franklin Templeton VIP Founding Funds Allocation - 355150236

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            7,019    $            5,142                      908
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            7,019
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            7,019                 1,494     $               4.70
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                158
Mortality & expense charges                                                                       (81)
                                                                                 --------------------
Net investment income (loss)                                                                       77
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           18
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              499
                                                                                 --------------------
Net gain (loss)                                                                                   517
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                594
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                77    $                89
Net realized gain (loss)                                                   18                 (3,313)
Realized gain distributions                                                 -                      -
Net change in unrealized appreciation
(depreciation)                                                            499                  4,230
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations                         594                  1,006
                                                          -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                                    -                  4,954
Cost of units redeemed                                                      -                 (6,447)
Account charges                                                            (3)                    (4)
                                                          -------------------    -------------------
Increase (decrease)                                                        (3)                (1,497)
                                                          -------------------    -------------------
Net increase (decrease)                                                   591                   (491)
Net assets, beginning                                                   6,428                  6,919
                                                          -------------------    -------------------
Net assets, ending                                        $             7,019    $             6,428
                                                          ===================    ===================
Units sold                                                                  -                  1,497
Units redeemed                                                             (2)                (2,075)
                                                          -------------------    -------------------
Net increase (decrease)                                                    (2)                  (578)
Units outstanding, beginning                                            1,496                  2,074
                                                          -------------------    -------------------
Units outstanding, ending                                               1,494                  1,496
                                                          ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                        $             15,035
Cost of units redeemed/account charges                                                        (6,947)
Net investment income (loss)                                                                     334
Net realized gain (loss)                                                                      (3,475)
Realized gain distributions                                                                      195
Net change in unrealized appreciation (depreciation)                                           1,877
                                                                                --------------------
                                                                                $              7,019
                                                                                ====================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.70            1     $        7          1.25%           9.3%
12/31/2009        4.30            1              6          1.25%          28.9%
12/31/2008        3.34            2              7          1.25%         -33.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 2.3%
2009                 2.4%
2008                 6.1%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
      Franklin Templeton VIP Templeton Foreign Securities Fund - 355150392

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           35,731    $           33,122                    2,500
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           35,730
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           35,730                 4,909     $               7.28
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                314
Mortality & expense charges                                                                      (250)
                                                                                 --------------------
Net investment income (loss)                                                                       64
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (77)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,446
                                                                                 --------------------
Net gain (loss)                                                                                 2,369
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,433
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                64    $               (44)
Net realized gain (loss)                                                  (77)                   926
Realized gain distributions                                                 -                      -
Net change in unrealized appreciation (depreciation)                    2,446                    163
                                                          -------------------    -------------------
Increase (decrease) in net assets from operations                       2,433                  1,045
                                                          -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                               38,447                 15,377
Cost of units redeemed                                                (11,501)               (10,057)
Account charges                                                           (11)                    (3)
                                                          -------------------    -------------------
Increase (decrease)                                                    26,935                  5,317
                                                          -------------------    -------------------
Net increase (decrease)                                                29,368                  6,362
Net assets, beginning                                                   6,362                      -
                                                          -------------------    -------------------
Net assets, ending                                        $            35,730    $             6,362
                                                          ===================    ===================
Units sold                                                              5,674                  2,450
Units redeemed                                                         (1,701)                (1,514)
                                                          -------------------    -------------------
Net increase (decrease)                                                 3,973                    936
Units outstanding, beginning                                              936                      -
                                                          -------------------    -------------------
Units outstanding, ending                                               4,909                    936
                                                          ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             53,824
Cost of units redeemed/account charges                                                        (21,572)
Net investment income (loss)                                                                       20
Net realized gain (loss)                                                                          849
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,609
                                                                                 --------------------
                                                                                 $             35,730
                                                                                 ====================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.28            5     $       36          1.25%           7.1%
12/31/2009        6.80            1              6          1.25%          36.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.5%
2009              0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                 Templeton Global Income Securities - 355150707

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          135,781    $          134,322                    6,809
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (4)
                                    ------------------
Net assets                          $          135,777
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          135,777                20,334     $               6.68
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,070
Mortality & expense charges                                                                    (1,003)
                                                                                 --------------------
Net investment income (loss)                                                                       67
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        7,600
Realized gain distributions                                                                       169
Net change in unrealized appreciation (depreciation)                                              974
                                                                                 --------------------
Net gain (loss)                                                                                 8,743
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              8,810
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               67     $            2,414
Net realized gain (loss)                                                7,600                  2,708
Realized gain distributions                                               169                      -
Net change in unrealized appreciation (depreciation)                      974                 (1,334)
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations                       8,810                  3,788
                                                           ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                              188,873                 37,822
Cost of units redeemed                                                (97,415)               (45,197)
Account charges                                                           (98)                   (48)
                                                           ------------------     ------------------
Increase (decrease)                                                    91,360                 (7,423)
                                                           ------------------     ------------------
Net increase (decrease)                                               100,170                 (3,635)
Net assets, beginning                                                  35,607                 39,242
                                                           ------------------     ------------------
Net assets, ending                                         $          135,777     $           35,607
                                                           ==================     ==================

Units sold                                                             28,912                  6,997
Units redeemed                                                        (14,619)                (8,779)
                                                           ------------------     ------------------
Net increase (decrease)                                                14,293                 (1,782)
Units outstanding, beginning                                            6,041                  7,823
                                                           ------------------     ------------------
Units outstanding, ending                                              20,334                  6,041
                                                           ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     269,252
Cost of units redeemed/account charges                                                       (147,528)
Net investment income (loss)                                                                    2,560
Net realized gain (loss)                                                                        9,865
Realized gain distributions                                                                       169
Net change in unrealized appreciation (depreciation)                                            1,459
                                                                                        -------------
                                                                                        $     135,777
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.68           20     $      136          1.25%          13.3%
12/31/2009        5.89            6             36          1.25%          17.5%
12/31/2008        5.02            8             39          1.25%           0.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.2%
2009              7.3%
2008              0.9%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
              Invesco V.I. Dynamics Fund Investor Class - 008892473

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           25,365    $           21,633                    1,439
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           25,365
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           25,365                 3,836     $               6.61
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (275)
                                                                                 --------------------
Net investment income (loss)                                                                     (275)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (177)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,194
                                                                                 --------------------
Net gain (loss)                                                                                 5,017
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,742
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $             (275)    $             (193)
Net realized gain (loss)                                                 (177)                (2,351)
Realized gain distributions                                                 -                      -
Net change in unrealized appreciation (depreciation)                    5,194                  7,507
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations                       4,742                  4,963
                                                           ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                  746                  5,974
Cost of units redeemed                                                 (1,761)                (2,946)
Account charges                                                           (36)                   (24)
                                                           ------------------     ------------------
Increase (decrease)                                                    (1,051)                 3,004
                                                           ------------------     ------------------
Net increase (decrease)                                                 3,691                  7,967
Net assets, beginning                                                  21,674                 13,707
                                                           ------------------     ------------------
Net assets, ending                                         $           25,365     $           21,674
                                                           ==================     ==================

Units sold                                                                139                  1,267
Units redeemed                                                           (311)                  (825)
                                                           ------------------     ------------------
Net increase (decrease)                                                  (172)                   442
Units outstanding, beginning                                            4,008                  3,566
                                                           ------------------     ------------------
Units outstanding, ending                                               3,836                  4,008
                                                           ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     125,059
Cost of units redeemed/account charges                                                        (98,427)
Net investment income (loss)                                                                   (1,450)
Net realized gain (loss)                                                                       (3,549)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            3,732
                                                                                        -------------
                                                                                        $      25,365
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.61            4     $       25          1.25%          22.3%
12/31/2009        5.41            4             22          1.25%          40.7%
12/31/2008        3.84            4             14          1.25%         -48.7%
12/31/2007        7.50            3             22          1.25%          10.8%
12/31/2006        6.77            3             18          1.25%          14.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%
2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         Invesco V.I. Financial Services Fund Investor Class - 00142F600

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            2,074    $            2,221                      369
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            2,074
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            2,074                   757     $               2.74
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  2
Mortality & expense charges                                                                       (17)
                                                                                 --------------------
Net investment income (loss)                                                                      (15)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (2)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (145)
                                                                                 --------------------
Net gain (loss)                                                                                  (147)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $               (162)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $              (15)    $              (22)
Net realized gain (loss)                                                   (2)                  (837)
Realized gain distributions                                                 -                      -
Net change in unrealized appreciation (depreciation)                     (145)                 1,110
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations                        (162)                   251
                                                           ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                2,231                 19,992
Cost of units redeemed                                                    (64)               (21,997)
Account charges                                                            (4)                    (6)
                                                           ------------------     ------------------
Increase (decrease)                                                     2,163                 (2,011)
                                                           ------------------     ------------------
Net increase (decrease)                                                 2,001                 (1,760)
Net assets, beginning                                                      73                  1,833
                                                           ------------------     ------------------
Net assets, ending                                         $            2,074     $               73
                                                           ==================     ==================
Units sold                                                                755                  7,866
Units redeemed                                                            (27)                (8,754)
                                                           ------------------     ------------------
Net increase (decrease)                                                   728                   (888)
Units outstanding, beginning                                               29                    917
                                                           ------------------     ------------------
Units outstanding, ending                                                 757                     29
                                                           ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     244,909
Cost of units redeemed/account charges                                                       (181,488)
Net investment income (loss)                                                                    1,292
Net realized gain (loss)                                                                      (69,019)
Realized gain distributions                                                                     6,527
Net change in unrealized appreciation (depreciation)                                             (147)
                                                                                        -------------
                                                                                        $       2,074
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     2.74            1     $        2          1.25%           8.9%
12/31/2009        2.52            0              0          1.25%          25.8%
12/31/2008        2.00            1              2          1.25%         -59.9%
12/31/2007        4.99           18             88          1.25%         -23.2%
12/31/2006        6.50            7             44          1.25%          15.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.2%
2009              0.2%
2008              0.2%
2007              2.7%
2006              3.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         Invesco V.I. Global Health Care Fund Investor Class - 008892416

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           22,987    $           16,999                    1,375
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           22,987
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           22,987                 3,863     $               5.95
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (499)
                                                                                 --------------------
Net investment income (loss)                                                                     (499)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (5,248)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,815
                                                                                 --------------------
Net gain (loss)                                                                                 1,567
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,068
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $             (499)    $             (378)
Net realized gain (loss)                                               (5,248)                (7,595)
Realized gain distributions                                                 -                      -
Net change in unrealized appreciation (depreciation)                    6,815                 19,162
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations                       1,068                 11,189
                                                           ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                2,771                 13,784
Cost of units redeemed                                                (29,158)               (11,588)
Account charges                                                           (32)                   (53)
                                                           ------------------     ------------------
Increase (decrease)                                                   (26,419)                 2,143
                                                           ------------------     ------------------
Net increase (decrease)                                               (25,351)                13,331
Net assets, beginning                                                  48,338                 35,007
                                                           ------------------     ------------------
Net assets, ending                                         $           22,987     $           48,338
                                                           ==================     ==================
Units sold                                                                469                  3,141
Units redeemed                                                         (5,053)                (2,407)
                                                           ------------------     ------------------
Net increase (decrease)                                                (4,584)                   734
Units outstanding, beginning                                            8,447                  7,713
                                                           ------------------     ------------------
Units outstanding, ending                                               3,863                  8,447
                                                           ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     117,395
Cost of units redeemed/account charges                                                        (91,563)
Net investment income (loss)                                                                   (2,798)
Net realized gain (loss)                                                                      (15,209)
Realized gain distributions                                                                     9,174
Net change in unrealized appreciation (depreciation)                                            5,988
                                                                                        -------------
                                                                                        $      22,987
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.95            4     $       23          1.25%           4.0%
12/31/2009        5.72            8             48          1.25%          26.1%
12/31/2008        4.54            8             35          1.25%         -29.5%
12/31/2007        6.44            8             49          1.25%          10.5%
12/31/2006        5.83           12             68          1.25%           3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.0%
2009              0.4%
2008              0.0%
2007              0.0%
2006              0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         Invesco V.I. Global Real Estate Fund Series I Class - 008892523

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          179,628    $          169,432                   13,227
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (6)
                                    ------------------
Net assets                          $          179,622
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          179,622                28,789     $               6.24
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              8,744
Mortality & expense charges                                                                    (2,165)
                                                                                 --------------------
Net investment income (loss)                                                                    6,579
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (60,016)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           80,609
                                                                                 --------------------
Net gain (loss)                                                                                20,593
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             27,172
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            6,579     $           (1,861)
Net realized gain (loss)                                              (60,016)               (87,140)
Realized gain distributions                                                 -                      -
Net change in unrealized appreciation (depreciation)                   80,609                127,972
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations                      27,172                 38,971
                                                           ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               30,999                 32,257
Cost of units redeemed                                                (58,308)               (42,015)
Account charges                                                          (213)                  (268)
                                                           ------------------     ------------------
Increase (decrease)                                                   (27,522)               (10,026)
                                                           ------------------     ------------------
Net increase (decrease)                                                  (350)                28,945
Net assets, beginning                                                 179,972                151,027
                                                           ------------------     ------------------
Net assets, ending                                         $          179,622     $          179,972
                                                           ==================     ==================
Units sold                                                              5,546                  7,675
Units redeemed                                                        (10,233)               (10,689)
                                                           ------------------     ------------------
Net increase (decrease)                                                (4,687)                (3,014)
Units outstanding, beginning                                           33,476                 36,490
                                                           ------------------     ------------------
Units outstanding, ending                                              28,789                 33,476
                                                           ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,589,764
Cost of units redeemed/account charges                                                     (1,431,767)
Net investment income (loss)                                                                   45,832
Net realized gain (loss)                                                                     (158,573)
Realized gain distributions                                                                   124,170
Net change in unrealized appreciation (depreciation)                                           10,196
                                                                                        -------------
                                                                                        $     179,622
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.24           29     $      180          1.25%          16.1%
12/31/2009        5.38           33            180          1.25%          29.9%
12/31/2008        4.14           36            151          1.25%         -45.3%
12/31/2007        7.57           63            477          1.25%          -6.7%
12/31/2006        8.12          122            994          1.25%          40.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              4.9%
2009              0.0%
2008              4.3%
2007              5.3%
2006              1.5%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
             Invesco V.I. High Yield Fund Series I Class - 008892846

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           68,467    $           65,656                   12,797
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (2)
                                    ------------------
Net assets                          $           68,465
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           68,465                 9,684     $               7.07
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              7,374
Mortality & expense charges                                                                      (857)
                                                                                 --------------------
Net investment income (loss)                                                                    6,517
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (410)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,985
                                                                                 --------------------
Net gain (loss)                                                                                 1,575
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              8,092
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            6,517     $            4,630
Net realized gain (loss)                                                 (410)                (2,665)
Realized gain distributions                                                 -                      -
Net change in unrealized appreciation (depreciation)                    1,985                 18,137
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations                       8,092                 20,102
                                                           ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               27,600                 41,459
Cost of units redeemed                                                (39,487)               (24,351)
Account charges                                                           (85)                   (42)
                                                           ------------------     ------------------
Increase (decrease)                                                   (11,972)                17,066
                                                           ------------------     ------------------
Net increase (decrease)                                                (3,880)                37,168
Net assets, beginning                                                  72,345                 35,177
                                                           ------------------     ------------------
Net assets, ending                                         $           68,465     $           72,345
                                                           ==================     ==================
Units sold                                                              4,190                  7,320
Units redeemed                                                         (5,984)                (4,263)
                                                           ------------------     ------------------
Net increase (decrease)                                                (1,794)                 3,057
Units outstanding, beginning                                           11,478                  8,421
                                                           ------------------     ------------------
Units outstanding, ending                                               9,684                 11,478
                                                           ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     151,945
Cost of units redeemed/account charges                                                       (100,104)
Net investment income (loss)                                                                   20,239
Net realized gain (loss)                                                                       (6,426)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,811
                                                                                        -------------
                                                                                        $      68,465
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.07           10     $       68          1.25%          12.2%
12/31/2009        6.30           11             72          1.25%          50.9%
12/31/2008        4.18            8             35          1.25%         -26.6%
12/31/2007        5.69            6             36          1.25%           0.0%
12/31/2006        5.70            3             17          1.25%           9.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              10.5%
2009               9.8%
2008              12.5%
2007              10.6%
2006               8.4%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
       Invesco V.I. International Growth Fund Series II Class - 008892655

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           30,306    $           27,905                    1,069
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           30,305
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           30,305                 4,124     $               7.35
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                371
Mortality & expense charges                                                                      (262)
                                                                                 --------------------
Net investment income (loss)                                                                      109
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          257
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,523
                                                                                 --------------------
Net gain (loss)                                                                                 1,780
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,889
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $              109     $              245
Net realized gain (loss)                                                  257                    551
Realized gain distributions                                                 -                      -
Net change in unrealized appreciation (depreciation)                    1,523                    878
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations                       1,889                  1,674
                                                           ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               30,265                 32,955
Cost of units redeemed                                                (28,828)                (7,631)
Account charges                                                           (18)                    (1)
                                                           ------------------     ------------------
Increase (decrease)                                                     1,419                 25,323
                                                           ------------------     ------------------
Net increase (decrease)                                                 3,308                 26,997
Net assets, beginning                                                  26,997                      -
                                                           ------------------     ------------------
Net assets, ending                                         $           30,305     $           26,997
                                                           ==================     ==================
Units sold                                                              4,486                  5,301
Units redeemed                                                         (4,448)                (1,215)
                                                           ------------------     ------------------
Net increase (decrease)                                                    38                  4,086
Units outstanding, beginning                                            4,086                      -
                                                           ------------------     ------------------
Units outstanding, ending                                               4,124                  4,086
                                                           ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      63,220
Cost of units redeemed/account charges                                                        (36,478)
Net investment income (loss)                                                                      354
Net realized gain (loss)                                                                          808
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,401
                                                                                        -------------
                                                                                        $      30,305
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.35            4     $       30          1.25%          11.2%
12/31/2009        6.61            4             27          1.25%          32.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.3%
2009              2.4%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
             Invesco V.I. Utilities Fund Series I Class - 008892259

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          149,249    $          142,090                   10,036
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (5)
                                    ------------------
Net assets                          $          149,244
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          149,244                22,768     $               6.55
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              5,201
Mortality & expense charges                                                                    (1,871)
                                                                                 --------------------
Net investment income (loss)                                                                    3,330
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (44,018)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           45,996
                                                                                 --------------------
Net gain (loss)                                                                                 1,978
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              5,308
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period ended           Period ended
                                                           December 31, 2010*     December 31, 2009*
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            3,330     $            5,781
Net realized gain (loss)                                              (44,018)               (57,314)
Realized gain distributions                                                 -                  1,992
Net change in unrealized appreciation (depreciation)                   45,996                 71,225
                                                           ------------------     ------------------
Increase (decrease) in net assets from operations                       5,308                 21,684
                                                           ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               29,938                 47,650
Cost of units redeemed                                                (64,465)               (68,162)
Account charges                                                          (165)                  (181)
                                                           ------------------     ------------------
Increase (decrease)                                                   (34,692)               (20,693)
                                                           ------------------     ------------------
Net increase (decrease)                                               (29,384)                   991
Net assets, beginning                                                 178,628                177,637
                                                           ------------------     ------------------
Net assets, ending                                         $          149,244     $          178,628
                                                           ==================     ==================
Units sold                                                              4,872                  8,818
Units redeemed                                                        (10,712)               (12,500)
                                                           ------------------     ------------------
Net increase (decrease)                                                (5,840)                (3,682)
Units outstanding, beginning                                           28,608                 32,290
                                                           ------------------     ------------------
Units outstanding, ending                                              22,768                 28,608
                                                           ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,412,126
Cost of units redeemed/account charges                                                     (1,373,999)
Net investment income (loss)                                                                   41,003
Net realized gain (loss)                                                                        8,607
Realized gain distributions                                                                    54,348
Net change in unrealized appreciation (depreciation)                                            7,159
                                                                                        -------------
                                                                                        $     149,244
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.55           23     $      149          1.25%           5.0%
12/31/2009        6.24           29            179          1.25%          13.5%
12/31/2008        5.50           32            178          1.25%         -33.2%
12/31/2007        8.23           38            315          1.25%          19.1%
12/31/2006        6.91          100            692          1.25%          23.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              3.2%
2009              4.4%
2008              2.6%
2007              1.5%
2006              3.5%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
      Invesco V.I. Core Equity Fund Series II Class - 008892671 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $                -    $                -                      -
Receivables: investments sold                        -    ==================     ==================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $                -                     -     $             6.67
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                -
Mortality & expense charges                                                                       -
                                                                                 ------------------
Net investment income (loss)                                                                      -
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                 ------------------
Net gain (loss)                                                                                   -
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $                -
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -   $                -
Net realized gain (loss)                                                     -                    -
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                         -                    -
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                            -                    -
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                    -
Cost of units redeemed                                                       -                    -
Account charges                                                              -                    -
                                                            ------------------   ------------------
Increase (decrease)                                                          -                    -
                                                            ------------------   ------------------
Net increase (decrease)                                                      -                    -
Net assets, beginning                                                        -                    -
                                                            ------------------   ------------------
Net assets, ending                                          $                -   $                -
                                                            ==================   ==================
Units sold                                                                   -                    -
Units redeemed                                                               -                    -
                                                            ------------------   ------------------
Net increase (decrease)                                                      -                    -
Units outstanding, beginning                                                 -                    -
                                                            ------------------   ------------------
Units outstanding, ending                                                    -                    -
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                -
Cost of units redeemed/account charges                                                            -
Net investment income (loss)                                                                      -
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                 ------------------
                                                                                 $                -
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                           Expense as a
                           % of Average
            Unit Value       Net Assets     Total Return
            --------------------------------------------
12/31/2010  $     6.67     $      1.25%             7.9%
12/31/2009        6.19            1.25%            23.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
       Janus Aspen Flexible Bond Portfolio Institutional Class - 471021501

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $          897,643    $          862,513                 70,680
Receivables: investments sold                        -    ==================     ==================
Payables: investments purchased                    (30)
                                    ------------------
Net assets                          $          897,613
                                    ==================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $          897,613               131,106     $             6.85
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $           54,470
Mortality & expense charges                                                                 (11,032)
                                                                                 ------------------
Net investment income (loss)                                                                 43,438
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     19,533
Realized gain distributions                                                                   2,831
Net change in unrealized appreciation (depreciation)                                         (9,978)
                                                                                 ------------------
Net gain (loss)                                                                              12,386
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $           55,824
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:          $           43,438   $           25,096
Net realized gain (loss)                                                19,533               13,419
Realized gain distributions                                              2,831                  715
Net change in unrealized appreciation (depreciation)                    (9,978)              47,365
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                       55,824               86,595
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                               302,733              384,352
Cost of units redeemed                                                (214,138)            (323,241)
Account charges                                                           (395)                (453)
                                                            ------------------   ------------------
Increase (decrease)                                                     88,200               60,658
                                                            ------------------   ------------------
Net increase (decrease)                                                144,024              147,253
Net assets, beginning                                                  753,589              606,336
                                                            ------------------   ------------------
Net assets, ending                                          $          897,613   $          753,589
                                                            ==================   ==================
Units sold                                                              45,330               64,279
Units redeemed                                                         (31,593)             (52,499)
                                                            ------------------   ------------------
Net increase (decrease)                                                 13,737               11,780
Units outstanding, beginning                                           117,369              105,589
                                                            ------------------   ------------------
Units outstanding, ending                                              131,106              117,369
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $        1,863,354
Cost of units redeemed/account charges                                                   (1,144,881)
Net investment income (loss)                                                                110,814
Net realized gain (loss)                                                                     28,352
Realized gain distributions                                                                   4,844
Net change in unrealized appreciation (depreciation)                                         35,130
                                                                                 ------------------
                                                                                 $          897,613
                                                                                 ==================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.85          131     $      898          1.25%           6.6%
12/31/2009        6.42          117            754          1.25%          11.8%
12/31/2008        5.74          106            606          1.25%           4.7%
12/31/2007        5.48           58            316          1.25%           5.7%
12/31/2006        5.19           28            148          1.25%           2.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 6.6%
2009                 5.1%
2008                 6.8%
2007                 5.9%
2006                 4.9%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
          Janus Aspen Forty Portfolio Institutional Class - 471021865

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $           11,006    $            9,511                    307
Receivables: investments sold                        -    ==================     ==================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           11,006
                                    ==================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $           11,006                 2,654     $             4.15
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $               40
Mortality & expense charges                                                                    (148)
                                                                                 ------------------
Net investment income (loss)                                                                   (108)
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        187
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                            250
                                                                                 ------------------
Net gain (loss)                                                                                 437
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $              329
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (108)  $             (111)
Net realized gain (loss)                                                   187                  (15)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                       250                2,478
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                          329                2,352
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                                 6,746               14,652
Cost of units redeemed                                                 (15,583)                   -
Account charges                                                            (14)                  (7)
                                                            ------------------   ------------------
Increase (decrease)                                                     (8,851)              14,645
                                                            ------------------   ------------------
Net increase (decrease)                                                 (8,522)              16,997
Net assets, beginning                                                   19,528                2,531
                                                            ------------------   ------------------
Net assets, ending                                          $           11,006   $           19,528
                                                            ==================   ==================
Units sold                                                               1,689                4,034
Units redeemed                                                          (3,999)                   -
                                                            ------------------   ------------------
Net increase (decrease)                                                 (2,310)               4,034
Units outstanding, beginning                                             4,964                  930
                                                            ------------------   ------------------
Units outstanding, ending                                                2,654                4,964
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $           25,454
Cost of units redeemed/account charges                                                      (15,799)
Net investment income (loss)                                                                   (228)
Net realized gain (loss)                                                                         84
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          1,495
                                                                                 ------------------
                                                                                 $           11,006
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.15            3     $       11          1.25%           5.4%
12/31/2009        3.93            5             20          1.25%          44.5%
12/31/2008        2.72            1              3          1.25%         -45.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.3%
2009                 0.0%
2008                 0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                 Janus Aspen Overseas Service Class - 471021667

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $          141,266    $          109,842                  2,520
Receivables: investments sold                        -    ==================     ==================
Payables: investments purchased                     (4)
                                    ------------------
Net assets                          $          141,262
                                    ==================
                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $          141,262                16,026     $             8.81
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              656
Mortality & expense charges                                                                  (1,474)
                                                                                 ------------------
Net investment income (loss)                                                                   (818)
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        995
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         25,155
                                                                                 ------------------
Net gain (loss)                                                                              26,150
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $           25,332
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (818)  $             (169)
Net realized gain (loss)                                                   995                   17
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                    25,155                6,269
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                       25,332                6,117
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                                25,965               86,520
Cost of units redeemed                                                  (2,627)                   -
Account charges                                                            (45)                   -
                                                            ------------------   ------------------
Increase (decrease)                                                     23,293               86,520
                                                            ------------------   ------------------
Net increase (decrease)                                                 48,625               92,637
Net assets, beginning                                                   92,637                    -
                                                            ------------------   ------------------
Net assets, ending                                          $          141,262   $           92,637
                                                            ==================   ==================
Units sold                                                               3,412               12,976
Units redeemed                                                            (362)                   -
                                                            ------------------   ------------------
Net increase (decrease)                                                  3,050               12,976
Units outstanding, beginning                                            12,976                    -
                                                            ------------------   ------------------
Units outstanding, ending                                               16,026               12,976
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          112,485
Cost of units redeemed/account charges                                                       (2,672)
Net investment income (loss)                                                                   (987)
Net realized gain (loss)                                                                      1,012
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         31,424
                                                                                 ------------------
                                                                                 $          141,262
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     8.81           16     $      141          1.25%          23.5%
12/31/2009        7.14           13             93          1.25%          42.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.6%
2009                 0.2%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
      Janus Aspen Perkins Mid Cap Value Portfolio Service Class - 471021451

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           13,575    $           12,802                      862
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           13,575
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           13,575                 1,956     $               6.94
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 60
Mortality & expense charges                                                                       (95)
                                                                                 --------------------
Net investment income (loss)                                                                      (35)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          129
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              666
                                                                                 --------------------
Net gain (loss)                                                                                   795
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                760
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (35)    $               (3)
Net realized gain (loss)                                                   129                      1
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       666                    107
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          760                    105
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                12,840                    890
Cost of units redeemed                                                  (1,014)                     -
Account charges                                                              -                     (6)
                                                            ------------------     ------------------
Increase (decrease)                                                     11,826                    884
                                                            ------------------     ------------------
Net increase (decrease)                                                 12,586                    989
Net assets, beginning                                                      989                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           13,575     $              989
                                                            ==================     ==================
Units sold                                                               1,956                    162
Units redeemed                                                            (162)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                  1,794                    162
Units outstanding, beginning                                               162                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                1,956                    162
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           13,730
Cost of units redeemed/account charges                                                         (1,020)
Net investment income (loss)                                                                      (38)
Net realized gain (loss)                                                                          130
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              773
                                                                                   ------------------
                                                                                   $           13,575
                                                                                   ==================

* Date of Fund Inception into Variable Account:  5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     6.94            2       $     14          1.25%          13.9%
12/31/2009          6.09            0              1          1.25%          21.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.8%
2009                     0.2%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         Janus Aspen Worldwide Portfolio Institutional Class - 471021303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           13,729    $           12,188                      455
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           13,729
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           13,729                 2,336     $               5.88
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 78
Mortality & expense charges                                                                      (212)
                                                                                 --------------------
Net investment income (loss)                                                                     (134)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (2,506)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            4,405
                                                                                 --------------------
Net gain (loss)                                                                                 1,899
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,765
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (134)    $               63
Net realized gain (loss)                                                (2,506)                (2,216)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     4,405                  6,030
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        1,765                  3,877
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                28,052                 10,761
Cost of units redeemed                                                 (41,709)                (1,759)
Account charges                                                            (35)                   (31)
                                                            ------------------     ------------------
Increase (decrease)                                                    (13,692)                 8,971
                                                            ------------------     ------------------
Net increase (decrease)                                                (11,927)                12,848
Net assets, beginning                                                   25,656                 12,808
                                                            ------------------     ------------------
Net assets, ending                                          $           13,729     $           25,656
                                                            ==================     ==================
Units sold                                                               5,421                  2,196
Units redeemed                                                          (8,079)                  (592)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (2,658)                 1,604
Units outstanding, beginning                                             4,994                  3,390
                                                            ------------------     ------------------
Units outstanding, ending                                                2,336                  4,994
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          187,274
Cost of units redeemed/account charges                                                       (166,635)
Net investment income (loss)                                                                     (343)
Net realized gain (loss)                                                                       (8,108)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,541
                                                                                   ------------------
                                                                                   $           13,729
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     5.88            2       $     14          1.25%          14.4%
12/31/2009          5.14            5             26          1.25%          36.0%
12/31/2008          3.78            3             13          1.25%         -45.4%
12/31/2007          6.91            9             62          1.25%           8.3%
12/31/2006          6.39            6             41          1.25%          16.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.4%
2009                     1.3%
2008                     0.9%
2007                     0.9%
2006                     1.8%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
        Neuberger Berman AMT Mid Cap Growth Portfolio S Class - 641222856

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            6,808    $            4,893                      253
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            6,808
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            6,808                   849     $               8.02
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (70)
                                                                                 --------------------
Net investment income (loss)                                                                      (70)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           13
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,494
                                                                                 --------------------
Net gain (loss)                                                                                 1,507
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,437
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (70)    $              (14)
Net realized gain (loss)                                                    13                      1
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     1,494                    421
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        1,437                    408
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   275                  4,719
Cost of units redeemed                                                       -                      -
Account charges                                                            (31)                     -
                                                            ------------------     ------------------
Increase (decrease)                                                        244                  4,719
                                                            ------------------     ------------------
Net increase (decrease)                                                  1,681                  5,127
Net assets, beginning                                                    5,127                      -
                                                            ------------------     ------------------
Net assets, ending                                          $            6,808     $            5,127
                                                            ==================     ==================
Units sold                                                                  41                    813
Units redeemed                                                              (5)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                     36                    813
Units outstanding, beginning                                               813                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                  849                    813
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            4,994
Cost of units redeemed/account charges                                                            (31)
Net investment income (loss)                                                                      (84)
Net realized gain (loss)                                                                           14
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,915
                                                                                   ------------------
                                                                                   $            6,808
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                Units                  Expense as a
                          Outstanding     Net Assets   % of Average
              Unit Value       (000s)         (000s)     Net Assets   Total Return
              --------------------------------------------------------------------
12/31/2010    $     8.02            1       $      7          1.25%          27.2%
12/31/2009          6.31            1              5          1.25%          26.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
           Neuberger Berman AMT Regency Portfolio I Class - 641222708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           78,383    $           73,012                    5,103
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (2)
                                    ------------------
Net assets                          $           78,381
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           78,381                12,440     $               6.30
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                558
Mortality & expense charges                                                                      (937)
                                                                                 --------------------
Net investment income (loss)                                                                     (379)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (3,521)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           20,763
                                                                                 --------------------
Net gain (loss)                                                                                17,242
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             16,863
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (379)   $              356
Net realized gain (loss)                                                 (3,521)              (22,675)
Realized gain distributions                                                   -                 1,012
Net change in unrealized appreciation (depreciation)                     20,763                45,326
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                        16,863                24,019
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                 14,044                 5,343
Cost of units redeemed                                                  (21,122)              (31,304)
Account charges                                                             (44)                  (45)
                                                             ------------------    ------------------
Increase (decrease)                                                      (7,122)              (26,006)
                                                             ------------------    ------------------
Net increase (decrease)                                                   9,741                (1,987)
Net assets, beginning                                                    68,640                70,627
                                                             ------------------    ------------------
Net assets, ending                                           $           78,381    $           68,640
                                                             ==================    ==================
Units sold                                                                2,640                 1,214
Units redeemed                                                           (3,776)               (7,828)
                                                             ------------------    ------------------
Net increase (decrease)                                                  (1,136)               (6,614)
Units outstanding, beginning                                             13,576                20,190
                                                             ------------------    ------------------
Units outstanding, ending                                                12,440                13,576
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          407,198
Cost of units redeemed/account charges                                                       (326,400)
Net investment income (loss)                                                                   (3,508)
Net realized gain (loss)                                                                      (27,577)
Realized gain distributions                                                                    23,297
Net change in unrealized appreciation (depreciation)                                            5,371
                                                                                   ------------------
                                                                                   $           78,381
                                                                                   ==================

*  Date of Fund Inception into Variable Account: 4/29/2005
Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.30           12     $       78          1.25%          24.6%
12/31/2009        5.06           14             69          1.25%          44.5%
12/31/2008        3.50           20             71          1.25%         -46.4%
12/31/2007        6.53           32            210          1.25%           2.0%
12/31/2006        6.40           34            218          1.25%           9.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.8%
2009                     1.7%
2008                     1.0%
2007                     0.5%
2006                     1.1%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
       Neuberger Berman AMT Small Cap Growth Portfolio S Class - 641222880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            6,308    $            7,462                      514
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            6,308
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            6,308                 1,268     $               4.97
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (66)
                                                                                 --------------------
Net investment income (loss)                                                                      (66)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (29)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,060
                                                                                 --------------------
Net gain (loss)                                                                                 1,031
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                965
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              (66)   $              (53)
Net realized gain (loss)                                                    (29)                  (41)
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                      1,060                   996
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                           965                   902
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                    197                   196
Cost of units redeemed                                                        -                     -
Account charges                                                              (7)                   (7)
                                                             ------------------    ------------------
Increase (decrease)                                                         190                   189
                                                             ------------------    ------------------
Net increase (decrease)                                                   1,155                 1,091
Net assets, beginning                                                     5,153                 4,062
                                                             ------------------    ------------------
Net assets, ending                                           $            6,308    $            5,153
                                                             ==================    ==================
Units sold                                                                   45                    54
Units redeemed                                                               (1)                    -
                                                             ------------------    ------------------
Net increase (decrease)                                                      44                    54
Units outstanding, beginning                                              1,224                 1,170
                                                             ------------------    ------------------
Units outstanding, ending                                                 1,268                 1,224
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          277,155
Cost of units redeemed/account charges                                                       (259,619)
Net investment income (loss)                                                                   (5,730)
Net realized gain (loss)                                                                      (11,476)
Realized gain distributions                                                                     7,132
Net change in unrealized appreciation (depreciation)                                           (1,154)
                                                                                   ------------------
                                                                                   $            6,308
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.97            1     $        6          1.25%          18.1%
12/31/2009        4.21            1              5          1.25%          21.2%
12/31/2008        3.47            1              4          1.25%         -40.2%
12/31/2007        5.81           28            163          1.25%          -0.7%
12/31/2006        5.85           33            196          1.25%           4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
       Neuberger Berman Short Duration Bond Portfolio I Class - 007575301

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           63,852    $           68,328                    5,701
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (2)
                                    ------------------
Net assets                          $           63,850
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           63,850                12,011     $               5.32
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              3,533
Mortality & expense charges                                                                    (1,029)
                                                                                 --------------------
Net investment income (loss)                                                                    2,504
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (3,615)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            4,569
                                                                                 --------------------
Net gain (loss)                                                                                   954
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,458
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            2,504    $            5,518
Net realized gain (loss)                                                 (3,615)               (8,754)
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                      4,569                12,077
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                         3,458                 8,841
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                  1,351                22,186
Cost of units redeemed                                                  (29,752)              (47,472)
Account charges                                                            (122)                 (122)
                                                             ------------------    ------------------
Increase (decrease)                                                     (28,523)              (25,408)
                                                             ------------------    ------------------
Net increase (decrease)                                                 (25,065)              (16,567)
Net assets, beginning                                                    88,915               105,482
                                                             ------------------    ------------------
Net assets, ending                                           $           63,850    $           88,915
                                                             ==================    ==================
Units sold                                                                  259                 4,520
Units redeemed                                                           (5,640)              (10,219)
                                                             ------------------    ------------------
Net increase (decrease)                                                  (5,381)               (5,699)
Units outstanding, beginning                                             17,392                23,091
                                                             ------------------    ------------------
Units outstanding, ending                                                12,011                17,392
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          480,577
Cost of units redeemed/account charges                                                       (401,951)
Net investment income (loss)                                                                   19,843
Net realized gain (loss)                                                                      (30,143)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (4,476)
                                                                                   ------------------
                                                                                   $           63,850
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.32           12     $       64          1.25%           4.0%
12/31/2009        5.11           17             89          1.25%          11.9%
12/31/2008        4.57           23            105          1.25%         -14.5%
12/31/2007        5.34           55            293          1.25%           3.5%
12/31/2006        5.16           20            105          1.25%           2.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     4.6%
2009                     6.8%
2008                     4.6%
2007                     2.4%
2006                     4.4%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
             OneAmerica Asset Director Portfolio O Class - 682444872

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,720,729    $        4,823,311                  270,435
Receivables: investments sold                      610    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,721,339
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        4,721,339               283,621     $              16.65
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             94,942
Mortality & expense charges                                                                   (59,252)
                                                                                 --------------------
Net investment income (loss)                                                                   35,690
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (71,167)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          497,187
                                                                                 --------------------
Net gain (loss)                                                                               426,020
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            461,710
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           35,690    $           63,758
Net realized gain (loss)                                                (71,167)             (371,532)
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                    497,187             1,323,855
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                       461,710             1,016,081
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                116,852               157,230
Cost of units redeemed                                                 (998,653)           (1,168,690)
Account charges                                                          (4,822)               (5,662)
                                                             ------------------    ------------------
Increase (decrease)                                                    (886,623)           (1,017,122)
                                                             ------------------    ------------------
Net increase (decrease)                                                (424,913)               (1,041)
Net assets, beginning                                                 5,146,252             5,147,293
                                                             ------------------    ------------------
Net assets, ending                                           $        4,721,339    $        5,146,252
                                                             ==================    ==================
Units sold                                                                7,683                12,940
Units redeemed                                                          (65,463)              (97,126)
                                                             ------------------    ------------------
Net increase (decrease)                                                 (57,780)              (84,186)
Units outstanding, beginning                                            341,401               425,587
                                                             ------------------    ------------------
Units outstanding, ending                                               283,621               341,401
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       29,129,757
Cost of units redeemed/account charges                                                    (32,005,566)
Net investment income (loss)                                                                3,731,026
Net realized gain (loss)                                                                    1,929,259
Realized gain distributions                                                                 2,039,445
Net change in unrealized appreciation (depreciation)                                         (102,582)
                                                                                   ------------------
                                                                                   $        4,721,339
                                                                                   ==================

* Date of Fund Inception into Variable Account: 11/10/1994

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    16.65          284     $    4,721          1.25%          10.4%
12/31/2009       15.07          341          5,146          1.25%          24.6%
12/31/2008       12.09          426          5,147          1.25%         -26.4%
12/31/2007       16.42          608          9,978          1.25%           3.8%
12/31/2006       15.83          729         11,545          1.25%           9.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.9%
2009                     2.4%
2008                     2.8%
2007                     2.3%
2006                     2.1%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         OneAmerica Investment Grade Bond Portfolio O Class - 682444880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,600,694    $        2,523,105                  229,824
Receivables: investments sold                    1,340    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,602,034
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,602,034               232,292     $              11.20
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            103,711
Mortality & expense charges                                                                   (32,496)
                                                                                 --------------------
Net investment income (loss)                                                                   71,215
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       13,801
Realized gain distributions                                                                    34,075
Net change in unrealized appreciation (depreciation)                                           30,453
                                                                                 --------------------
Net gain (loss)                                                                                78,329
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            149,544
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           71,215    $           91,066
Net realized gain (loss)                                                 13,801               (28,537)
Realized gain distributions                                              34,075                14,969
Net change in unrealized appreciation (depreciation)                     30,453               257,711
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                       149,544               335,209
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                288,282               155,457
Cost of units redeemed                                                 (402,155)             (635,653)
Account charges                                                          (2,002)               (2,598)
                                                             ------------------    ------------------
Increase (decrease)                                                    (115,875)             (482,794)
                                                             ------------------    ------------------
Net increase (decrease)                                                  33,669              (147,585)
Net assets, beginning                                                 2,568,365             2,715,950
                                                             ------------------    ------------------
Net assets, ending                                           $        2,602,034    $        2,568,365
                                                             ==================    ==================
Units sold                                                               26,124                15,899
Units redeemed                                                          (36,729)              (65,970)
                                                             ------------------    ------------------
Net increase (decrease)                                                 (10,605)              (50,071)
Units outstanding, beginning                                            242,897               292,968
                                                             ------------------    ------------------
Units outstanding, ending                                               232,292               242,897
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       35,516,540
Cost of units redeemed/account charges                                                    (35,388,101)
Net investment income (loss)                                                                2,504,108
Net realized gain (loss)                                                                     (163,994)
Realized gain distributions                                                                    55,892
Net change in unrealized appreciation (depreciation)                                           77,589
                                                                                   ------------------
                                                                                   $        2,602,034
                                                                                   ==================

* Date of Fund Inception into Variable Account: 11/10/1994

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    11.20          232     $    2,602          1.25%           5.9%
12/31/2009       10.57          243          2,568          1.25%          14.1%
12/31/2008        9.27          293          2,716          1.25%          -2.2%
12/31/2007        9.48          316          2,994          1.25%           5.1%
12/31/2006        9.02          404          3,641          1.25%           2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     4.0%
2009                     4.7%
2008                     5.2%
2007                     4.2%
2006                     4.8%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
             OneAmerica Money Market Portfolio O Class - 682444807

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,003,799    $        3,003,799                3,003,799
Receivables: investments sold                      107    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,003,906
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        3,003,906             2,214,222     $               1.36
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                219
Mortality & expense charges                                                                   (38,400)
                                                                                 --------------------
Net investment income (loss)                                                                  (38,181)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            (38,181)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (38,181)   $          (57,026)
Net realized gain (loss)                                                      -                     -
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                          -                     -
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                       (38,181)              (57,026)
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                              4,173,730             2,812,423
Cost of units redeemed                                               (3,994,650)           (6,201,962)
Account charges                                                          (3,717)               (5,135)
                                                             ------------------    ------------------
Increase (decrease)                                                     175,363            (3,394,674)
                                                             ------------------    ------------------
Net increase (decrease)                                                 137,182            (3,451,700)
Net assets, beginning                                                 2,866,724             6,318,424
                                                             ------------------    ------------------
Net assets, ending                                           $        3,003,906    $        2,866,724
                                                             ==================    ==================
Units sold                                                            3,130,019             2,295,775
Units redeemed                                                       (3,002,739)           (4,755,823)
                                                             ------------------    ------------------
Net increase (decrease)                                                 127,280            (2,460,048)
Units outstanding, beginning                                          2,086,942             4,546,990
                                                             ------------------    ------------------
Units outstanding, ending                                             2,214,222             2,086,942
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      186,274,132
Cost of units redeemed/account charges                                                   (184,633,095)
Net investment income (loss)                                                                1,362,869
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $        3,003,906
                                                                                   ==================

* Date of Fund Inception into Variable Account: 11/10/1994

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.36        2,214     $    3,004          1.25%          -1.2%
12/31/2009        1.37        2,087          2,867          1.25%          -1.1%
12/31/2008        1.39        4,547          6,318          1.25%           0.9%
12/31/2007        1.38        2,368          3,262          1.25%           3.6%
12/31/2006        1.33        1,569          2,087          1.25%           3.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.1%
2008                     1.9%
2007                     5.0%
2006                     4.8%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                 OneAmerica Value Portfolio O Class - 682444708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,922,895    $        7,828,826                  339,707
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (72)
                                    ------------------
Net assets                          $        6,922,823
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        6,922,823               372,949     $              18.56
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             97,025
Mortality & expense charges                                                                   (84,894)
                                                                                 --------------------
Net investment income (loss)                                                                   12,131
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (430,783)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,172,592
                                                                                 --------------------
Net gain (loss)                                                                               741,809
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            753,940
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           12,131    $           32,286
Net realized gain (loss)                                               (430,783)             (630,757)
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                  1,172,592             2,144,772
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                       753,940             1,546,301
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                420,344               459,879
Cost of units redeemed                                               (1,439,626)           (1,051,726)
Account charges                                                          (6,499)               (7,395)
                                                             ------------------    ------------------
Increase (decrease)                                                  (1,025,781)             (599,242)
                                                             ------------------    ------------------
Net increase (decrease)                                                (271,841)              947,059
Net assets, beginning                                                 7,194,664             6,247,605
                                                             ------------------    ------------------
Net assets, ending                                           $        6,922,823    $        7,194,664
                                                             ==================    ==================
Units sold                                                               25,247                32,148
Units redeemed                                                          (86,913)              (83,219)
                                                             ------------------    ------------------
Net increase (decrease)                                                 (61,666)              (51,071)
Units outstanding, beginning                                            434,615               485,686
                                                             ------------------    ------------------
Units outstanding, ending                                               372,949               434,615
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       38,205,041
Cost of units redeemed/account charges                                                    (40,762,157)
Net investment income (loss)                                                                4,004,677
Net realized gain (loss)                                                                    2,194,290
Realized gain distributions                                                                 4,186,903
Net change in unrealized appreciation (depreciation)                                         (905,931)
                                                                                   ------------------
                                                                                   $        6,922,823
                                                                                   ==================

* Date of Fund Inception into Variable Account: 11/10/1994

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    18.56          373     $    6,923          1.25%          12.1%
12/31/2009       16.55          435          7,195          1.25%          28.7%
12/31/2008       12.86          486          6,248          1.25%         -37.7%
12/31/2007       20.66          683         14,111          1.25%           2.3%
12/31/2006       20.20          812         16,404          1.25%          12.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.4%
2009                     1.6%
2008                     1.9%
2007                     1.5%
2006                     1.4%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                Pioneer Emerging Markets VCT I Class - 724027867

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           57,466    $           49,902                    1,823
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           57,465
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           57,465                13,109     $               4.38
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                227
Mortality & expense charges                                                                      (872)
                                                                                 --------------------
Net investment income (loss)                                                                     (645)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        6,844
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            3,725
                                                                                 --------------------
Net gain (loss)                                                                                10,569
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              9,924
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (645)   $             (266)
Net realized gain (loss)                                                  6,844                   962
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                      3,725                 3,878
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                         9,924                 4,574
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                280,612               107,709
Cost of units redeemed                                                 (343,347)               (2,863)
Account charges                                                             (54)                   (9)
                                                             ------------------    ------------------
Increase (decrease)                                                     (62,789)              104,837
                                                             ------------------    ------------------
Net increase (decrease)                                                 (52,865)              109,411
Net assets, beginning                                                   110,330                   919
                                                             ------------------    ------------------
Net assets, ending                                           $           57,465    $          110,330
                                                             ==================    ==================
Units sold                                                               76,410                29,226
Units redeemed                                                          (92,108)                 (833)
                                                             ------------------    ------------------
Net increase (decrease)                                                 (15,698)               28,393
Units outstanding, beginning                                             28,807                   414
                                                             ------------------    ------------------
Units outstanding, ending                                                13,109                28,807
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          389,287
Cost of units redeemed/account charges                                                       (346,278)
Net investment income (loss)                                                                     (913)
Net realized gain (loss)                                                                        7,805
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            7,564
                                                                                   ------------------
                                                                                   $           57,465
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.38           13     $       57          1.25%          14.5%
12/31/2009        3.83           29            110          1.25%          72.5%
12/31/2008        2.22            0              1          1.25%         -55.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.3%
2009                     0.0%
2008                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
            Pioneer Equity Income VCT Portfolio II Class - 724027826

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $                -                     -     $               7.19
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 11
Mortality & expense charges                                                                        (8)
                                                                                 --------------------
Net investment income (loss)                                                                        3
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          483
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (289)
                                                                                 --------------------
Net gain (loss)                                                                                   194
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                197
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                3    $               29
Net realized gain (loss)                                                    483                     1
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                       (289)                  289
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                           197                   319
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                 1,915
Cost of units redeemed                                                   (2,429)                    -
Account charges                                                               -                    (2)
                                                             ------------------    ------------------
Increase (decrease)                                                      (2,429)                1,913
                                                             ------------------    ------------------
Net increase (decrease)                                                  (2,232)                2,232
Net assets, beginning                                                     2,232                     -
                                                             ------------------    ------------------
Net assets, ending                                           $                -    $            2,232
                                                             ==================    ==================
Units sold                                                                    -                   366
Units redeemed                                                             (366)                    -
                                                             ------------------    ------------------
Net increase (decrease)                                                    (366)                  366
Units outstanding, beginning                                                366                     -
                                                             ------------------    ------------------
Units outstanding, ending                                                     -                   366
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            1,915
Cost of units redeemed/account charges                                                         (2,431)
Net investment income (loss)                                                                       32
Net realized gain (loss)                                                                          484
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.19            0      $       0          1.25%          17.7%
12/31/2009        6.11            0              2          1.25%          22.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.0%
2009                     3.9%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
            Pioneer Fund Growth Opportunities VCT I Class - 724027230

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           35,164    $           28,599                    1,528
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           35,163
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           35,163                 5,624     $               6.25
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (393)
                                                                                 --------------------
Net investment income (loss)                                                                     (393)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,346)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            7,068
                                                                                 --------------------
Net gain (loss)                                                                                 5,722
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              5,329
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (393)   $             (255)
Net realized gain (loss)                                                 (1,346)               (3,660)
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                      7,068                11,169
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                         5,329                 7,254
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                  8,013                 4,742
Cost of units redeemed                                                   (3,759)               (3,822)
Account charges                                                             (25)                  (23)
                                                             ------------------    ------------------
Increase (decrease)                                                       4,229                   897
                                                             ------------------    ------------------
Net increase (decrease)                                                   9,558                 8,151
Net assets, beginning                                                    25,605                17,454
                                                             ------------------    ------------------
Net assets, ending                                           $           35,163    $           25,605
                                                             ==================    ==================
Units sold                                                                1,464                 1,156
Units redeemed                                                             (702)               (1,026)
                                                             ------------------    ------------------
Net increase (decrease)                                                     762                   130
Units outstanding, beginning                                              4,862                 4,732
                                                             ------------------    ------------------
Units outstanding, ending                                                 5,624                 4,862
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          131,266
Cost of units redeemed/account charges                                                        (97,562)
Net investment income (loss)                                                                   (3,037)
Net realized gain (loss)                                                                      (13,209)
Realized gain distributions                                                                    11,140
Net change in unrealized appreciation (depreciation)                                            6,565
                                                                                   ------------------
                                                                                   $           35,163
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.25            6     $       35          1.25%          18.7%
12/31/2009        5.27            5             26          1.25%          42.8%
12/31/2008        3.69            5             17          1.25%         -36.3%
12/31/2007        5.79            9             52          1.25%          -5.1%
12/31/2006        6.10           12             73          1.25%           4.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.0%
2007                     0.0%
2006                     0.0%

The accompanying notes are an integral part of the financial statements

                  AUL American Individual Unit Trust
            Pioneer Fund VCT Portfolio I Class - 724027875

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          106,901    $           89,438                    4,766
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (3)
                                    ------------------
Net assets                          $          106,898
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          106,898                17,822     $               6.00
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,117
Mortality & expense charges                                                                      (986)
                                                                                 --------------------
Net investment income (loss)                                                                      131
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,873)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           13,655
                                                                                 --------------------
Net gain (loss)                                                                                11,782
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             11,913
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              131    $              296
Net realized gain (loss)                                                 (1,873)               (7,457)
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                     13,655                18,670
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                        11,913                11,509
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                 70,656                29,198
Cost of units redeemed                                                  (28,724)              (32,577)
Account charges                                                             (44)                  (39)
                                                             ------------------    ------------------
Increase (decrease)                                                      41,888                (3,418)
                                                             ------------------    ------------------
Net increase (decrease)                                                  53,801                 8,091
Net assets, beginning                                                    53,097                45,006
                                                             ------------------    ------------------
Net assets, ending                                           $          106,898    $           53,097
                                                             ==================    ==================
Units sold                                                               13,118                 6,566
Units redeemed                                                           (5,440)               (7,053)
                                                             ------------------    ------------------
Net increase (decrease)                                                   7,678                  (487)
Units outstanding, beginning                                             10,144                10,631
                                                             ------------------    ------------------
Units outstanding, ending                                                17,822                10,144
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          276,847
Cost of units redeemed/account charges                                                       (172,781)
Net investment income (loss)                                                                      946
Net realized gain (loss)                                                                      (17,895)
Realized gain distributions                                                                     2,318
Net change in unrealized appreciation (depreciation)                                           17,463
                                                                                   ------------------
                                                                                   $          106,898
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.00           18     $      107          1.25%          14.6%
12/31/2009        5.23           10             53          1.25%          23.6%
12/31/2008        4.23           11             45          1.25%         -35.1%
12/31/2007        6.52            8             50          1.25%           3.7%
12/31/2006        6.29            4             24          1.25%          47.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                  1.4%
2009                  1.9%
2008                  2.4%
2007                  1.5%
2006                  0.8%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
             Royce Capital Fund Small Cap Investor Class - 78080T105

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           31,599    $           26,007                    3,023
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           31,598
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           31,598                 5,656     $               5.59
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 34
Mortality & expense charges                                                                      (330)
                                                                                 --------------------
Net investment income (loss)                                                                     (296)
                                                                                 --------------------
Gain (loss) on Investments:
Net realized gain (loss)                                                                           22
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,169
                                                                                 --------------------
Net gain (loss)                                                                                 5,191
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,895
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (296)   $              (34)
Net realized gain (loss)                                                     22                    (3)
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                      5,169                   443
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                         4,895                   406
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                  3,356                22,897
Cost of units redeemed                                                        -                     -
Account charges                                                             (12)                   (1)
                                                             ------------------    ------------------
Increase (decrease)                                                       3,344                22,896
                                                             ------------------    ------------------
Net increase (decrease)                                                   8,239                23,302
Net assets, beginning                                                    23,359                    57
                                                             ------------------    ------------------
Net assets, ending                                           $           31,598    $           23,359
                                                             ==================    ==================
Units sold                                                                  681                 4,961
Units redeemed                                                               (2)                    -
                                                             ------------------    ------------------
Net increase (decrease)                                                     679                 4,961
Units outstanding, beginning                                              4,977                    16
                                                             ------------------    ------------------
Units outstanding, ending                                                 5,656                 4,977
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           28,894
Cost of units redeemed/account charges                                                         (1,625)
Net investment income (loss)                                                                     (338)
Net realized gain (loss)                                                                         (930)
Realized gain distributions                                                                         5
Net change in unrealized appreciation (depreciation)                                            5,592
                                                                                   ------------------
                                                                                   $           31,598
                                                                                   ==================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.59            6     $       32          1.25%          19.0%
12/31/2009        4.69            5             23          1.25%          33.5%
12/31/2008        3.52            0              0          1.25%         -29.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.1%
2009                     0.0%
2008                     0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
              T. Rowe Price Blue Chip Growth Portfolio - 77954T506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          158,335    $          129,657                   14,111
Receivables: investments sold                       10    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          158,345
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          158,345                25,419     $               6.23
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (1,844)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,844)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (5,942)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           27,639
                                                                                 --------------------
Net gain (loss)                                                                                21,697
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             19,853
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (1,844)   $           (1,396)
Net realized gain (loss)                                                 (5,942)              (50,965)
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                     27,639                82,117
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                        19,853                29,756
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                105,679                54,686
Cost of units redeemed                                                 (102,736)              (91,334)
Account charges                                                            (110)                  (86)
                                                             ------------------    ------------------
Increase (decrease)                                                       2,833               (36,734)
                                                             ------------------    ------------------
Net increase (decrease)                                                  22,686                (6,978)
Net assets, beginning                                                   135,659               142,637
                                                             ------------------    ------------------
Net assets, ending                                           $          158,345    $          135,659
                                                             ==================    ==================
Units sold                                                               19,689                12,368
Units redeemed                                                          (19,302)              (24,294)
                                                             ------------------    ------------------
Net increase (decrease)                                                     387               (11,926)
Units outstanding, beginning                                             25,032                36,958
                                                             ------------------    ------------------
Units outstanding, ending                                                25,419                25,032
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          584,342
Cost of units redeemed/account charges                                                       (398,906)
Net investment income (loss)                                                                   (9,516)
Net realized gain (loss)                                                                      (46,253)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           28,678
                                                                                   ------------------
                                                                                   $          158,345
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.23           25     $      158          1.25%          14.9%
12/31/2009        5.42           25            136          1.25%          40.4%
12/31/2008        3.86           37            143          1.25%         -43.2%
12/31/2007        6.80           45            304          1.25%          11.3%
12/31/2006        6.11           39            239          1.25%           8.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.0%
2008                     0.1%
2007                     0.5%
2006                     0.5%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                T. Rowe Price Equity Income Portfolio - 77954T100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,069,786    $        7,928,283                  354,908
Receivables: investments sold                      226    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,070,012
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        7,070,012               480,293     $              14.72
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            133,342
Mortality & expense charges                                                                   (89,458)
                                                                                 --------------------
Net investment income (loss)                                                                   43,884
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (445,799)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,277,360
                                                                                 --------------------
Net gain (loss)                                                                               831,561
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            875,445
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           43,884    $           51,949
Net realized gain (loss)                                               (445,799)             (642,833)
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                  1,277,360             2,083,678
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                       875,445             1,492,794
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                124,798               131,181
Cost of units redeemed                                               (1,765,098)           (1,059,956)
Account charges                                                          (7,743)               (8,770)
                                                             ------------------    ------------------
Increase (decrease)                                                  (1,648,043)             (937,545)
                                                             ------------------    ------------------
Net increase (decrease)                                                (772,598)              555,249
Net assets, beginning                                                 7,842,610             7,287,361
                                                             ------------------    ------------------
Net assets, ending                                           $        7,070,012    $        7,842,610
                                                             ==================    ==================
Units sold                                                                9,744                13,678
Units redeemed                                                         (134,648)             (106,028)
                                                             ------------------    ------------------
Net increase (decrease)                                                (124,904)              (92,350)
Units outstanding, beginning                                            605,197               697,547
                                                             ------------------    ------------------
Units outstanding, ending                                               480,293               605,197
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       51,589,639
Cost of units redeemed/account charges                                                    (56,897,797)
Net investment income (loss)                                                                5,724,801
Net realized gain (loss)                                                                    4,470,692
Realized gain distributions                                                                 3,041,174
Net change in unrealized appreciation (depreciation)                                         (858,497)
                                                                                   ------------------
                                                                                   $        7,070,012
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    14.72          480     $    7,070          1.25%          13.6%
12/31/2009       12.96          605          7,843          1.25%          24.0%
12/31/2008       10.45          698          7,287          1.25%         -36.9%
12/31/2007       16.56          892         14,773          1.25%           2.0%
12/31/2006       16.24        1,068         17,344          1.25%          17.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.8%
2009                     1.8%
2008                     2.3%
2007                     1.7%
2006                     1.5%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
              T. Rowe Price Limited Term Bond Portfolio - 77954R104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          410,087    $          409,395                   81,205
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (13)
                                    ------------------
Net assets                          $          410,074
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          410,074                69,703     $               5.88
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             11,169
Mortality & expense charges                                                                    (5,218)
                                                                                 --------------------
Net investment income (loss)                                                                    5,951
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,481
Realized gain distributions                                                                       765
Net change in unrealized appreciation (depreciation)                                             (608)
                                                                                 --------------------
Net gain (loss)                                                                                 1,638
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              7,589
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            5,951    $            5,255
Net realized gain (loss)                                                  1,481                 4,925
Realized gain distributions                                                 765                     -
Net change in unrealized appreciation (depreciation)                       (608)                3,283
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                         7,589                13,463
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                 53,836               509,885
Cost of units redeemed                                                  (56,222)             (293,140)
Account charges                                                            (151)                 (212)
                                                             ------------------    ------------------
Increase (decrease)                                                      (2,537)              216,533
                                                             ------------------    ------------------
Net increase (decrease)                                                   5,052               229,996
Net assets, beginning                                                   405,022               175,026
                                                             ------------------    ------------------
Net assets, ending                                           $          410,074    $          405,022
                                                             ==================    ==================
Units sold                                                                9,196                89,767
Units redeemed                                                           (9,590)              (52,069)
                                                             ------------------    ------------------
Net increase (decrease)                                                    (394)               37,698
Units outstanding, beginning                                             70,097                32,399
                                                             ------------------    ------------------
Units outstanding, ending                                                69,703                70,097
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          997,481
Cost of units redeemed/account charges                                                       (613,013)
Net investment income (loss)                                                                   18,881
Net realized gain (loss)                                                                        5,268
Realized gain distributions                                                                       765
Net change in unrealized appreciation (depreciation)                                              692
                                                                                   ------------------
                                                                                   $          410,074
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.88           70     $      410          1.25%           1.8%
12/31/2009        5.78           70            405          1.25%           7.0%
12/31/2008        5.40           32            175          1.25%           0.3%
12/31/2007        5.39           10             52          1.25%           4.2%
12/31/2006        5.17           12             63          1.25%           2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     2.7%
2009                     2.8%
2008                     4.0%
2007                     5.0%
2006                     4.5%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                Timothy Conservative Growth Variable - 887432714

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           31,272    $           30,917                    2,858
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (1)
                                    ------------------
Net assets                          $           31,271
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           31,271                 5,246     $               5.96
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                415
Mortality & expense charges                                                                      (311)
                                                                                 --------------------
Net investment income (loss)                                                                      104
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (719)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            3,649
                                                                                 --------------------
Net gain (loss)                                                                                 2,930
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,034
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              104    $              147
Net realized gain (loss)                                                   (719)                 (201)
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                      3,649                 3,171
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                         3,034                 3,117
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                  8,725                 3,908
Cost of units redeemed                                                   (2,008)                 (143)
Account charges                                                             (37)                  (35)
                                                             ------------------    ------------------
Increase (decrease)                                                       6,680                 3,730
                                                             ------------------    ------------------
Net increase (decrease)                                                   9,714                 6,847
Net assets, beginning                                                    21,557                14,710
                                                             ------------------    ------------------
Net assets, ending                                           $           31,271    $           21,557
                                                             ==================    ==================
Units sold                                                                1,608                   699
Units redeemed                                                             (378)                   (7)
                                                             ------------------    ------------------
Net increase (decrease)                                                   1,230                   692
Units outstanding, beginning                                              4,016                 3,324
                                                             ------------------    ------------------
Units outstanding, ending                                                 5,246                 4,016
                                                             ==================    ==================


--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           64,424
Cost of units redeemed/account charges                                                        (40,436)
Net investment income (loss)                                                                      747
Net realized gain (loss)                                                                        3,397
Realized gain distributions                                                                     2,784
Net change in unrealized appreciation (depreciation)                                              355
                                                                                   ------------------
                                                                                   $           31,271
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.96            5     $       31          1.25%          11.1%
12/31/2009        5.37            4             22          1.25%          21.3%
12/31/2008        4.43            3             15          1.25%         -29.4%
12/31/2007        6.27            4             25          1.25%           7.4%
12/31/2006        5.84            8             44          1.25%           7.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     1.6%
2009                     1.9%
2008                     2.1%
2007                     0.0%
2006                     4.1%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                  Timothy Strategic Growth Variable - 887432722

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $                -                     -     $               5.77
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
                                                                                 --------------------
Mortality & expense charges                                                                       (51)
                                                                                 --------------------
Net investment income (loss)                                                                      (51)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,250)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,660
                                                                                 --------------------
Net gain (loss)                                                                                   410
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                359
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended          Period ended
                                                             December 31, 2010*    December 31, 2009*
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              (51)   $              (24)
Net realized gain (loss)                                                 (1,250)                  (38)
Realized gain distributions                                                   -                     -
Net change in unrealized appreciation (depreciation)                      1,660                 1,175
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations                           359                 1,113
                                                             ------------------    ------------------
Contract owner transactions:
Proceeds from units sold                                                      -                     -
Cost of units redeemed                                                   (5,477)                   (2)
Account charges                                                               -                    (2)
                                                             ------------------    ------------------
Increase (decrease)                                                      (5,477)                   (4)
                                                             ------------------    ------------------
Net increase (decrease)                                                  (5,118)                1,109
Net assets, beginning                                                     5,118                 4,009
                                                             ------------------    ------------------
Net assets, ending                                           $                -    $            5,118
                                                             ==================    ==================
Units sold                                                                    -                     0
Units redeemed                                                           (1,011)                   (1)
                                                             ------------------    ------------------
Net increase (decrease)                                                  (1,011)                   (1)
Units outstanding, beginning                                              1,011                 1,012
                                                             ------------------    ------------------
Units outstanding, ending                                                     -                 1,011
                                                             ==================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           13,372
Cost of units redeemed/account charges                                                        (13,986)
Net investment income (loss)                                                                      (96)
Net realized gain (loss)                                                                         (689)
Realized gain distributions                                                                     1,399
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.77            0     $        0          1.25%          13.9%
12/31/2009        5.06            1              5          1.25%          27.9%
12/31/2008        3.96            1              4          1.25%         -40.3%
12/31/2007        6.63            1              9          1.25%           8.8%
12/31/2006        6.10            2             11          1.25%           8.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                     0.0%
2009                     0.7%
2008                     1.2%
2007                     0.0%
2006                     2.7%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                   Vanguard VIF Diversified Value - 921925871

--------------------------------------------------------------------------------
                       STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                          December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           29,835    $           27,398                    2,419
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchase                      (1)
                                    ------------------
Net assets                          $           29,834
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           29,834                 6,453     $               4.62
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                404
Mortality & expense charges                                                                      (242)
                                                                                 --------------------
Net investment income (loss)                                                                      162
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          621
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,103
                                                                                 --------------------
Net gain (loss)                                                                                 1,724
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,886
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               162    $               191
Net realized gain (loss)                                                   621                  1,281
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     1,103                  1,239
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                        1,886                  2,711
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                                24,432                 10,786
Cost of units redeemed                                                  (6,033)                (6,095)
Account charges                                                            (17)                   (11)
                                                           -------------------    -------------------
Increase (decrease)                                                     18,382                  4,680
                                                           -------------------    -------------------
Net increase (decrease)                                                 20,268                  7,391
Net assets, beginning                                                    9,566                  2,175
                                                           -------------------    -------------------
Net assets, ending                                         $            29,834    $             9,566
                                                           ===================    ===================
Units sold                                                               5,633                  3,107
Units redeemed                                                          (1,414)                (1,510)
                                                           -------------------    -------------------
Net increase (decrease)                                                  4,219                  1,597
Units outstanding, beginning                                             2,234                    637
                                                           -------------------    -------------------
Units outstanding, ending                                                6,453                  2,234
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             37,304
Cost of units redeemed/account charges                                                        (12,156)
Net investment income (loss)                                                                      347
Net realized gain (loss)                                                                         1902
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,437
                                                                                 --------------------
                                                                                 $             29,834
                                                                                 ====================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.62            6     $       30          1.25%           8.0%
12/31/2009        4.28            2             10          1.25%          25.3%
12/31/2008        3.42            1              2          1.25%         -31.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.1%
2009               4.9%
2008               0.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                Vanguard VIF Mid Cap Index Portfolio - 921925855

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                              Investments               Cost of           Mutual Fund
                                                 at Value           Investments                Shares
                                       ------------------    ------------------    ------------------
Investments                            $          571,226    $          419,792                38,260
Receivables: investments sold                           -    ==================    ==================
Payables: investments purchased                       (21)
                                       ------------------
Net assets                             $          571,205
                                       ==================

                                                                          Units          Accumulation
                                               Net Assets           Outstanding            Unit Value
                                       ------------------    ------------------    ------------------
                                       $          571,205                83,630    $             6.83
                                       ==================    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                    $            6,113
Mortality & expense charges                                                                    (7,428)
                                                                                   ------------------
Net investment income (loss)                                                                   (1,315)
                                                                                   ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (85,773)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          208,495
                                                                                   ------------------
Net gain (loss)                                                                               122,722
                                                                                   ------------------
Increase (decrease) in net assets from operations                                  $          121,407
                                                                                   ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,315)    $            2,401
Net realized gain (loss)                                               (85,773)              (166,761)
Realized gain distributions                                                  -                 22,576
Net change in unrealized appreciation (depreciation)                   208,495                331,950
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      121,407                190,166
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                43,857                144,693
Cost of units redeemed                                                (222,959)              (183,178)
Account charges                                                           (277)                  (285)
                                                            ------------------     ------------------
Increase (decrease)                                                   (179,379)               (38,770)
                                                            ------------------     ------------------
Net increase (decrease)                                                (57,972)               151,396
Net assets, beginning                                                  629,177                477,781
                                                            ------------------     ------------------
Net assets, ending                                          $          571,205     $          629,177
                                                            ==================     ==================

Units sold                                                               7,890                 34,913
Units redeemed                                                         (38,314)               (40,925)
                                                            ------------------     ------------------
Net increase (decrease)                                                (30,424)                (6,012)
Units outstanding, beginning                                           114,054                120,066
                                                            ------------------     ------------------
Units outstanding, ending                                               83,630                114,054
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,375,226
Cost of units redeemed/account charges                                                       (872,949)
Net investment income (loss)                                                                      (80)
Net realized gain (loss)                                                                     (303,184)
Realized gain distributions                                                                   220,758
Net change in unrealized appreciation (depreciation)                                          151,434
                                                                                 --------------------
                                                                                 $            571,205
                                                                                 ====================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.83           84     $      571          1.25%          23.8%
12/31/2009        5.52          114            629          1.25%          38.6%
12/31/2008        3.98          120            478          1.25%         -42.5%
12/31/2007        6.93          116            802          1.25%           4.8%
12/31/2006        6.61          114            755          1.25%          12.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.0%
2009                 1.6%
2008                 1.7%
2007                 1.2%
2006                 1.0%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
             Vanguard VIF Small Company Growth Portfolio - 921925889

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          116,787    $           88,518                    6,605
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (4)
                                    ------------------
Net assets                          $          116,783
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          116,783                16,573     $               7.05
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                360
Mortality & expense charges                                                                    (1,402)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,042)
                                                                                 --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                       35,110
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (3,299)
                                                                                 --------------------
Net gain (loss)                                                                                31,811
                                                                                 --------------------
Increase (decrease) in net assets from operations                                              30,769
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Period ended              Period ended
                                                          December 31, 2010*       December 31, 2009*
                                                         -------------------      -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (1,042)     $              (412)
Net realized gain (loss)                                              35,110                  (41,628)
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                  (3,299)                  77,254
                                                         -------------------      -------------------
Increase (decrease) in net assets from operations                     30,769                   35,214
                                                         -------------------      -------------------
Contract owner transactions:
Proceeds from units sold                                              65,872                   89,517
Cost of units redeemed                                               (99,078)                 (68,599)
Account charges                                                          (71)                     (81)
                                                         -------------------      -------------------
Increase (decrease)                                                  (33,277)                  20,837
                                                         -------------------      -------------------
Net increase (decrease)                                               (2,508)                  56,051
Net assets, beginning                                                119,291                   63,240
                                                         -------------------      -------------------
Net assets, ending                                       $           116,783      $           119,291
                                                         ===================      ===================
Units sold                                                            11,541                   22,408
Units redeemed                                                       (17,001)                 (16,452)
                                                         -------------------      -------------------
Net increase (decrease)                                               (5,460)                   5,956
Units outstanding, beginning                                          22,033                   16,077
                                                         -------------------      -------------------
Units outstanding, ending                                             16,573                   22,033
                                                         ===================      ===================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                          $           357,706
Cost of units redeemed/account charges                                                       (271,978)
Net investment income (loss)                                                                   (3,455)
Net realized gain (loss)                                                                      (16,493)
Realized gain distributions                                                                    22,734
Net change in unrealized appreciation (depreciation)                                           28,269
                                                                                  -------------------
                                                                                  $           116,783
                                                                                  ===================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.05           17     $      117          1.25%          30.2%
12/31/2009        5.41           22            119          1.25%          37.6%
12/31/2008        3.93           16             63          1.25%         -40.2%
12/31/2007        6.58           14             90          1.25%           2.5%
12/31/2006        6.42           13             82          1.25%           8.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.3%
2009               0.8%
2008               0.7%
2007               0.6%
2006               0.4%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
           Vanguard VIF Total Bond Market Index Portfolio - 921925202

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          855,556    $          803,017                   70,941
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (29)
                                    ------------------
Net assets                          $          855,527
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          855,527               136,535     $               6.27
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             30,228
Mortality & expense charges                                                                   (10,652)
                                                                                 --------------------
Net investment income (loss)                                                                   19,576
                                                                                 --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        2,447
Realized gain distributions                                                                     1,469
Net change in unrealized appreciation (depreciation)                                           19,048
                                                                                 --------------------
Net gain (loss)                                                                                22,964
                                                                                 --------------------
Increase (decrease) in net assets from operations                                              42,540
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended              Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                            -------------------      -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            19,576      $            23,556
Net realized gain (loss)                                                  2,447                    6,769
Realized gain distributions                                               1,469                        -
Net change in unrealized appreciation (depreciation)                     19,048                    5,196
                                                            -------------------      -------------------
Increase (decrease) in net assets from operations                        42,540                   35,521
                                                            -------------------      -------------------
Contract owner transactions:
Proceeds from units sold                                                 23,348                  141,352
Cost of units redeemed                                                  (39,508)                (104,757)
Account charges                                                            (122)                    (140)
                                                            -------------------      -------------------
Increase (decrease)                                                     (16,282)                  36,455
                                                            -------------------      -------------------
Net increase (decrease)                                                  26,258                   71,976
Net assets, beginning                                                   829,269                  757,293
                                                            -------------------      -------------------
Net assets, ending                                          $           855,527      $           829,269
                                                            ===================      ===================
Units sold                                                                3,712                   24,394
Units redeemed                                                           (6,374)                 (18,191)
                                                            -------------------      -------------------
Net increase (decrease)                                                  (2,662)                   6,203
Units outstanding, beginning                                            139,197                  132,994
                                                            -------------------      -------------------
Units outstanding, ending                                               136,535                  139,197
                                                            ===================      ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $           985,957
Cost of units redeemed/account charges                                                          (251,924)
Net investment income (loss)                                                                      56,385
Net realized gain (loss)                                                                          11,101
Realized gain distributions                                                                        1,469
Net change in unrealized appreciation (depreciation)                                              52,539
                                                                                     -------------------
                                                                                     $           855,527
                                                                                     ===================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.27          137     $      856          1.25%           5.2%
12/31/2009        5.96          139            829          1.25%           4.6%
12/31/2008        5.69          133            757          1.25%           3.9%
12/31/2007        5.48           43            234          1.25%           5.6%
12/31/2006        5.19           43            222          1.25%           3.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 3.6%
2009                 4.2%
2008                 2.4%
2007                 3.9%
2006                 3.2%

The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on April 4, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced on November 21, 1994. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:

MUTUAL FUND
-----------
The Alger Portfolios
AllianceBernstein Variable Products Series Fund, Inc.
American Century Variable Portfolios, Inc.
Calvert Variable Series, Inc.
Columbia Funds Variable Insurance Trust
Dreyfus Investment Portfolios
Dreyfus Variable Investment Fund
Fidelity Variable Insurance Products Fund
Fidelity Variable Insurance Products Freedom Funds
Franklin Templeton Variable Insurance Products Trust
Invesco (formerly AIM) Variable Insurance Funds
Janus Aspen Series
Neuberger Berman Advisers Management Trust
OneAmerica Funds, Inc.
Pioneer Variable Contracts Trust
Royce Capital Fund
T. Rowe Price Equity Series, Inc.
T. Rowe Price Fixed Income Series, Inc.
Timothy Plan Portfolio Variable Series
Vanguard Variable Insurance Fund

This annual report includes information related to investment subaccounts which are available for investment but for which there has been no investing or income and expense transactions through December 31, 2010 or for which investment income and expense transactions commenced or ended at various dates during 2010 and prior years.

For periods after offering of the subaccount but prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Report of Independent Registered Public Accounting Firm appearing on page 2 does not cover the financial statements and financial highlights presented as "unaudited".

Accumulation unit values and total returns for subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period, less contractual expense rates.

ACCUMULATION UNITS AND UNIT VALUES

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

FAIR VALUE MEASUREMENTS

The value of investments is based on the closing Net Asset Value per share (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Please refer to the Fair Value disclosure in the financial statements of the underlying funds for more information on valuation policies. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting basis.

Various inputs are used in determining the value of the Variable Account subaccount's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -- Unadjusted quoted prices in active markets for identical assets or liabilities that the Variable Account has the ability to access.

Level 2 -- Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used as of December 31, 2010 in valuing the Variable Account subaccount's assets carried at fair value:

-----------------------------------------------------------------------------------
                                                                   INVESTMENTS
VALUATION INPUTS                                                  IN SECURITIES
-----------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                           $72,012,889
-----------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                          $0
-----------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                              $0
-----------------------------------------------------------------------------------
TOTAL                                                             $72,012,889
-----------------------------------------------------------------------------------

The investments in each subaccount are all classified as Level 1.

For the year ended December 31, 2010, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

RELATED PARTY TRANSACTIONS

AUL, the sponsor of the Variable Account, also serves as the investment advisor for OneAmerica Funds, Inc. ("the Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolios. The Fund has an investment advisory agreement with AUL. Under the investment advisory agreement, AUL is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

Value                0.50%         Asset Director                0.50%
Money Market         0.40%         Investment Grade Bond         0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Management of the Variable Account has reviewed all open tax years (2007-2010) and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2.  ACCOUNT CHARGES

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The account charges assessed during 2010 and 2009 were $80,319 and $93,016 respectively. AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year.

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

2.  ACCOUNT CHARGES (CONTINUED)

However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt. If a particular state allows a longer "free look" period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:

    Flexible Premium Contract                 One Year Flexible Premium Contract
    -------------------------                 ----------------------------------

Contract Year   Withdrawal Charge         Contract Year            Withdrawal Charge
-------------   -----------------         -------------            -----------------
   1                   10%                  1                             7%
   2                    9%                  2                             6%
   3                    8%                  3                             5%
   4                    7%                  4                             4%
   5                    6%                  5                             3%
   6                    5%                  6                             2%
   7                    4%                  7                             1%
   8                    3%                  8 or more                     0%
   9                    2%
  10                    1%
  11 or more            0%

All account charges are recorded as redemptions of units in the accompanying statement of changes in net assets.

MORTALITY AND EXPENSE RISK CHARGES

AUL deducts a daily charge for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the period ended
December 31, 2010 and December 31, 2009 were $880,994 and $847,862 respectively. These charges are recorded as a reduction in net investment income on the accompanying statement of operations.

3.  INVESTMENT TRANSACTIONS

The proceeds from sales and cost of purchases of investments, excluding short term securities, for the year ended December 31, 2010, by each subaccount, are shown below:

FUND NAME                                                        SALES                PURCHASES
---------                                                        -----                ---------
Alger Large Cap Growth I-2 Class                             $  2,791,791           $  1,478,714
Alger Small Cap Growth I-2 Class                                  228,882                165,602
Alliance Bernstein VPS International Growth A Class               104,432                 90,016
Alliance Bernstein VPS International Value A Class                 75,505                 66,423

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                        SALES                PURCHASES
---------                                                        -----                ---------
Alliance Bernstein VPS Small/Mid Cap Value                   $    225,185           $    209,720
American Century VP Capital Appreciation I Class                  359,439                193,855
American Century VP Income & Growth I Class                       206,030                105,645
American Century VP International Investor Class                1,124,160                640,228
American Century VP Mid Cap Value Fund                             27,186                 13,593
American Century VP Ultra I Class                                     366                    352
American Century VP Vista I Class                                   9,935                  5,669
Calvert Social Mid Cap Growth A Class                             371,601                246,890
Columbia Federal Securities Fund VS A Class                        37,542                 70,993
Columbia Small Cap Value Fund VS A Class                           48,729                 62,494
Dreyfus Investment Port Technology Growth Service Class         1,796,818              1,672,120
Dreyfus IP Small Cap Stock Investment Port Service Class           22,641                 12,813
Dreyfus Variable Investment Appreciation Service Class                316                    358
Fidelity VIP Asset Manager Portfolio Initial Class              1,609,740                974,182
Fidelity VIP Equity Income Initial Class                        1,177,495                696,222
Fidelity VIP Freedom 2005 Portfolio Initial Class                   1,730                    872
Fidelity VIP Freedom 2010 Portfolio Initial Class                  34,742                 17,763
Fidelity VIP Freedom 2015 Portfolio Initial Class                  73,802                117,788
Fidelity VIP Freedom 2020 Portfolio Initial Class                   4,891                  5,275
Fidelity VIP Freedom 2025 Portfolio Initial Class                     368                    289
Fidelity VIP Freedom 2030 Portfolio Initial Class                   7,262                 11,267
Fidelity VIP Freedom Income Portfolio Initial Class                 8,787                 15,613
Fidelity VIP Growth Initial Class                               1,400,063                817,735
Fidelity VIP High Income Initial Class                            856,401                701,015
Fidelity VIP II Contra Fund Initial Class                       3,745,989              2,399,832
Fidelity VIP Index 500 Initial Class                            4,491,340              2,777,185
Fidelity VIP Mid Cap Portfolio Service 2 Class                     52,844                 69,580
Fidelity VIP Overseas Initial Class                             1,093,205                754,884
Franklin Templeton Small Cap Value Securities                      21,328                 40,067
Franklin Templeton VIP Founding Funds Allocation                      490                    404
Franklin Templeton VIP Templeton Foreign Securities Fund           47,096                 73,782
Templeton Global Income Securities                                377,591                467,945
Invesco V.I. Dynamics Fund Investor Class                           4,886                  3,560
Invesco V.I. Financial Services Fund Investor Class                 2,409                  4,556
Invesco V.I. Global Health Care Fund Investor Class                53,837                 26,918
Invesco V.I. Global Real Estate Fund Series I Class               155,858                126,169
Invesco V.I. High Yield Fund Series I Class                       101,868                 89,039
Invesco V.I. International Growth Fund Series II Class             76,039                 77,196

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                        SALES                PURCHASES
---------                                                        -----                ---------
Invesco V.I. Utilities Fund Series I Class                   $    160,638           $    124,076
Janus Aspen Flexible Bond Portfolio Institutional Class           819,439                896,604
Janus Aspen Forty Portfolio Institutional Class                    18,080                  9,080
Janus Aspen Overseas Service Class                                 36,520                 58,338
Janus Aspen Perkins Mid Cap Value Portfolio Service Class          15,176                 26,906
Janus Aspen Worldwide Portfolio Institutional Class               112,083                 98,180
Neuberger Berman AMT Mid Cap Growth Port S Class                      468                    641
Neuberger Berman AMT Regency Portfolio I Class                     57,835                 49,775
Neuberger Berman AMT Small Cap Growth Port S Class                    321                    446
Neuberger Berman Short Duration Bond Portfolio I Class             69,879                 40,327
OneAmerica Asset Director Portfolio O Class                     2,323,718              1,377,843
OneAmerica Investment Grade Bond Portfolio O Class              1,679,514              1,531,143
OneAmerica Value Portfolio O Class                              3,616,322              2,505,647
Pioneer Emerging Markets VCT I Class                              942,439                878,776
Pioneer Equity Income VCT Portfolio II Class                        4,899                  2,461
Pioneer Fund Growth Opportunities VCT I Class                      16,089                 19,925
Pioneer Fund VCT Portfolio I Class                                103,546                144,447
Royce Capital Fund Small Cap Investor Class                         4,004                  7,018
T. Rowe Price Blue Chip Growth Portfolio                          280,039                281,030
T. Rowe Price Equity Income Portfolio                           3,798,596              2,061,096
T. Rowe Price Limited Term Bond Portfolio                         186,221                178,464
Timothy Conservative Growth Variable                               15,477                 21,846
Timothy Strategic Growth Variable                                  11,058                  5,532
Vanguard VIF Diversified Value                                     28,999                 47,138
Vanguard VIF Mid Cap Index Portfolio                              485,169                298,362
Vanguard VIF Small Company Growth Portfolio                       249,192                214,512
Vanguard VIF Total Bond Market Index Portfolio                    184,177                157,242
                                                             -----------------------------------
TOTAL:                                                       $ 38,050,517           $ 26,341,478
                                                             ===================================

4.  INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the risk of loss to be remote.

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

5.  NEW ACCOUNTING STANDARD

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Variable Account did not own any Level 3 investments at December 31, 2010; therefore additional disclosure was not required.

ONEAMERICA FINANCIAL
PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2010, 2009 AND 2008

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of changes in shareholder's equity and comprehensive income, and of cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries (the "Company") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCooper LLP
March 18, 2011

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                              2010        (in millions)         2009
-----------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  Fixed maturities - available for sale, at fair value:
    (amortized cost: 2010 - $10,170.2; 2009 - $9,252.8)             $10,911.3                         $ 9,726.9
  Equity securities at fair value:
    (cost: 2010 - $58.5; 2009 - $89.8)                                   58.4                              93.5
  Mortgage loans                                                      1,537.8                           1,492.1
  Real estate, net                                                       50.3                              50.3
  Policy loans                                                          252.8                             244.2
  Short-term and other invested assets                                   28.7                              27.4
  Cash and cash equivalents                                             166.0                             207.8
-----------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                13,005.3                          11,842.2
Accrued investment income                                               140.8                             132.5
Reinsurance receivables                                               2,262.1                           2,156.3
Deferred acquisition costs                                              531.4                             560.6
Value of business acquired                                               69.1                              78.4
Property and equipment, net                                              51.5                              52.8
Insurance premiums in course of collection                               23.2                              22.9
Other assets                                                             91.1                              78.0
Assets held in separate accounts                                      8,184.1                           6,896.6
-----------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                    $24,358.6                         $21,820.3
=================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
  Policy reserves                                                   $12,030.1                         $11,142.4
  Other policyholder funds                                            1,154.3                           1,152.7
  Pending policyholder claims                                           229.8                             207.4
  Surplus notes and notes payable                                       275.0                             275.0
  Federal income taxes                                                  272.7                             187.8
  Other liabilities and accrued expenses                                283.8                             261.3
  Deferred gain on indemnity reinsurance                                 53.9                              58.1
  Liabilities related to separate accounts                            8,184.1                           6,896.6
-----------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                22,483.7                          20,181.3
=================================================================================================================
SHAREHOLDER'S EQUITY
  Common stock, no par value - authorized
    1,000 shares; issued and outstanding 100 shares                         -                                 -
  Retained earnings                                                   1,542.1                           1,420.2
  Accumulated other comprehensive income:
    Unrealized appreciation of securities, net of tax                   367.5                             244.1
    Benefit plans, net of tax                                           (34.7)                            (25.3)
-----------------------------------------------------------------------------------------------------------------
    TOTAL SHAREHOLDER'S EQUITY                                        1,874.9                           1,639.0
-----------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $24,358.6                         $21,820.3
=================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                                 Year ended December 31
                                                                         -------------------------------------
(in millions)                                                                2010          2009          2008
--------------------------------------------------------------------------------------------------------------
REVENUES:
  Insurance premiums and other considerations                            $  408.6      $  380.3      $  342.9
  Policy and contract charges                                               181.3         168.8         181.0
  Net investment income                                                     693.1         638.5         584.2
  Realized investment gains and (losses);
    Other-than-temporary impairments on fixed maturity securities               -         (12.2)        (24.2)
    Other-than-temporary impairments on fixed maturity securities
      transferred to other comprehensive income                                 -           0.1             -
    Other realized investment gains                                          36.3          23.0           3.6
  Other income                                                               26.6          18.2          22.4
--------------------------------------------------------------------------------------------------------------
      TOTAL REVENUES                                                      1,345.9       1,216.7       1,109.9
==============================================================================================================
BENEFITS AND EXPENSES:
  Policy benefits                                                           412.7         358.0         369.0
  Interest expense on annuities and financial products                      328.6         314.2         265.7
  General operating expenses                                                214.5         210.8         194.8
  Commissions                                                                73.1          60.5          59.5
  Amortization                                                               91.8          81.3         117.6
  Dividends to policyholders                                                 27.7          26.6          29.1
  Interest expense on surplus notes and notes payable                        19.8          19.8          19.8
--------------------------------------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                                         1,168.2       1,071.2       1,055.5
==============================================================================================================
Income before income tax expense                                            177.7         145.5          54.4
Income tax expense                                                           55.8          42.8          14.9
--------------------------------------------------------------------------------------------------------------
      NET INCOME                                                         $  121.9      $  102.7      $   39.5
==============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                           ACCUMULATED OTHER
                                                                      COMPREHENSIVE INCOME (LOSS)
                                                                      ---------------------------
                                                                        UNREALIZED
                                                                       APPRECIATION/
                                                                      (DEPRECIATION)    BENEFIT
                                             COMMON      RETAINED     OF SECURITIES,     PLANS,
(in millions)                                STOCK       EARNINGS       NET OF TAX     NET OF TAX       TOTAL
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                    $-        $1,278.0        $  54.5         $(11.7)      $1,320.8
Comprehensive income:
  Net income                                    -            39.5              -              -           39.5
  Other comprehensive income (loss)             -               -         (288.3)         (29.7)        (318.0)
                                                                                                      ---------
Total comprehensive income (loss)                                                                       (278.5)
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2008                     -         1,317.5         (233.8)         (41.4)       1,042.3
Comprehensive income:
  Net income                                    -           102.7              -              -          102.7
  Other comprehensive income                    -               -          477.9           16.1          494.0
                                                                                                      ---------
Total comprehensive income                                                                               596.7
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2009                     -         1,420.2          244.1          (25.3)       1,639.0
Comprehensive income:
  Net income                                    -           121.9              -              -          121.9
  Other comprehensive income                    -               -          123.4           (9.4)         114.0
                                                                                                      ---------
Total comprehensive income                                                                               235.9
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2010                    $-        $1,542.1        $ 367.5         $(34.7)      $1,874.9
===============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                             Year ended December 31
                                                                    ----------------------------------------
(in millions)                                                            2010           2009           2008
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                          $   121.9      $   102.7      $    39.5
Adjustments to reconcile net income to net cash:
   Amortization                                                          91.8           81.3          117.6
   Depreciation                                                          12.3           12.8           14.1
   Deferred taxes                                                        15.9            9.6           (5.9)
   Realized investment (gains) losses, net                              (36.3)         (10.9)          20.6
   Policy acquisition costs capitalized                                (117.5)         (93.9)         (86.3)
   Interest credited to deposit liabilities                             301.6          286.7          254.2
   Fees charged to deposit liabilities                                  (81.4)         (80.1)         (81.4)
   Amortization and accrual of investment income                        (11.0)          (5.2)          (7.3)
   Increase in insurance liabilities                                    170.6           22.8          139.8
   Increase in other assets                                            (124.3)         (77.3)        (117.6)
   Increase (decrease) in other liabilities                              (2.8)          23.0           16.8
------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                               340.8          271.5          304.1
============================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
 Purchases:
   Fixed maturities, available-for-sale                              (2,069.1)      (1,704.8)      (1,911.0)
   Equity securities                                                     (4.4)         (19.7)         (67.9)
   Mortgage loans                                                      (212.9)        (214.8)        (181.8)
   Real estate                                                           (4.9)          (1.6)          (3.1)
   Short-term and other invested assets                                 (66.2)         (36.7)          (5.8)
 Proceeds from sales, calls or maturities:
   Fixed maturities, available-for-sale                               1,191.9          856.5          798.3
   Equity securities                                                     42.1           30.8            2.4
   Mortgage loans                                                       168.3          139.5          156.7
   Real estate                                                            0.4              -            4.0
   Short-term and other invested assets                                  64.4           22.2            9.6
 Acquisition, net of cash acquired                                      (13.1)             -              -
------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                  (903.5)        (928.6)      (1,198.6)
============================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
   Deposits to insurance liabilities                                  2,637.1        2,517.0        3,039.8
   Withdrawals from insurance liabilities                            (2,107.6)      (1,883.5)      (2,047.7)
   Other                                                                 (8.6)         (10.0)          (8.9)
------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                               520.9          623.5          983.2
============================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                    (41.8)         (33.6)          88.7
============================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                             207.8          241.4          152.7
============================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                               $   166.0      $   207.8      $   241.4
============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

     OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
     (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
     Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML), R.E. Moulton, Inc (Moulton) and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

     The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

     o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

     o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

     o Employee Benefits Operations offers traditional and voluntary group life and disability and medical stop loss products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.   SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS

     Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains and losses". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement. The mortgage loan allowance is $1.5 million and $2.4 million at December 31, 2010 and 2009, respectively.

     Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $58.3 million and $55.6 million at December 31, 2010 and 2009, respectively. Depreciation expense for investment in real estate amounted to $3.3 million, $3.0 million and $2.8 million for 2010, 2009, and 2008, respectively.

     Policy loans are carried at their unpaid balance not to exceed cash surrender value of the related policies. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

     Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include
     1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. Beginning April 1, 2009, for fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. Equity securities and, prior to April 1, 2009, fixed maturity securities were considered impaired, and their cost basis was written down to fair value through earnings, when management did not expect to recover the amortized cost, or if the Company could not demonstrate its intent and ability to hold the investment to full recovery.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

     o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

     o For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

     o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

     o For miscellaneous group life and health policies, over the premium rate guarantee period.

     For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

     A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2015 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

     Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-Other Comprehensive Income
     (Loss), Note 6-Deferred Policy Acquisition Cost, and Note 7-Valuation of Business Acquired. The valuation adjustment for certain products is limited based on the original capitalized amount.

     Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     PROPERTY AND EQUIPMENT

     Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $126.7 million and $118.8 million as of December 31, 2010 and 2009, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2010, 2009 and 2008 was $9.0 million, $9.8 million and $11.3 million, respectively.

     ASSETS HELD IN SEPARATE ACCOUNTS

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

     PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

     The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

     INVESTMENT INCOME

     Investment income is recognized as earned, net of related investment expenses.

     RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

     Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract.
     Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     REINSURANCE

     The Company reinsurers certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions. Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of operations. Refer to Note 11 - Reinsurance for further details.

     POLICYHOLDERS' DIVIDENDS

     Policyholders' dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies. The dividend scale is approved annually by the Board of Directors.

     CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

     The Company's liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits are embedded derivatives (refer to Note 15-Fair Value). The Company is no longer writing these benefits. The reserves for these benefits are carried at fair value with changes in fair value included in policy benefits.

     The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,316.9 million and $1,255.5 million at December 31, 2010 and 2009, respectively.

                                                         AS OF DECEMBER 31,
                                                     -------------------------
(in millions)                                            2010            2009
------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
  Total account value                                $1,316.9        $1,255.5
  Net amount at risk (1)                                 52.4           116.5
  GAAP reserve                                            1.0             1.1

Guaranteed Minimum Income Benefit
  Total account value                                $  283.8        $  289.7
  GAAP reserve                                           18.5            15.4

Guaranteed Minimum Accumulated Benefit
  Total account value                                $   17.6        $   19.9
  GAAP reserve                                            0.3             0.4

Guaranteed Minimum Withdrawal Benefit
  Total account value                                $  159.6        $  152.5
  GAAP reserve                                           (0.3)           (1.2)
==============================================================================

(1) Represents the amount of death benefit in  excess of the account value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $3.6 million, $4.4 million and $8.8 million for 2010, 2009 and 2008, respectively. Amounts amortized totaled $3.6 million, $6.3 million and $3.3 million for 2010, 2009 and 2008, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $29.8 million at December 31, 2010 and 2009.

     INCOME TAXES

     The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

     Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. As of December 31, 2010 and 2009, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

     COMPREHENSIVE INCOME

     Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in pension liability.

     RECLASSIFICATION

     Certain 2009 and 2008 financial statement balances have been reclassified to conform to the 2010 presentation.

     DERIVATIVES

     Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value, including certain embedded derivatives. At December 31, 2010 and 2009, the Company did not hold any freestanding derivative instruments or hedges. The Company's GMAB, GMWB and a small block of GMIB benefits are considered embedded derivatives. Refer to "Certain Nontraditional Long-Duration Contracts" above and Note 15-Fair Values for additional information.

     GOODWILL AND OTHER INTANGIBLE ASSETS

     The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance as revised April 2009. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed this test during 2010 and 2009 and determined the carrying value of goodwill was not impaired.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $23.4 million and $17.3 million at December 31, 2010 and 2009, respectively.

     The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

     RECENT ACCOUNTING PRONOUNCEMENTS

     In October 2010, the Financial Accounting Standards Board ("FASB") issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts. A company may defer incremental direct costs of contract acquisition that are related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This change is effective for fiscal years beginning after December 15, 2011. The Company will adopt this guidance effective January 1, 2012. The Company is currently assessing the impact of the guidance on the Company's consolidated financial statements.

     In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures are effective for non-public companies in 2011. The Company will provide these required disclosures for the reporting period ending December 31, 2011.

     In April 2010, the FASB issued authoritative guidance clarifying that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for annual reporting for periods after December 15, 2010. The Company's adoption of this guidance effective January 1, 2011 is not expected to have a material effect on the Company's consolidated financial statements.

     In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward for Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for the reporting periods after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The required disclosures are provided in Note 15-Fair Value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     In August 2009, the FASB issued updated guidance for the fair value measurement of liabilities. This guidance provides clarification on how to measure fair value in circumstances in which a quoted price in an active market for the identical liability is not available. This guidance also clarifies that restrictions preventing the transfer of a liability should not be considered as a separate input or adjustment in the measurement of fair value. The Company adopted this guidance effective with the annual reporting period ended December 31, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

     In June 2009, the FASB issued "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles", which established the FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting principles in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates. Accounting Standards Updates will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. Codification was effective for financial statements issued for the interim and annual periods ending after September 15, 2009. Other than the manner in which new accounting guidance is referenced, the adoption of Codification had no impact on the Company's consolidated financial statements.

     In May 2009, the FASB issued authoritative guidance that established standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In particular, the guidance sets forth: (i) the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements; (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements; and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. The requirements of the guidance are applied on a prospective basis to interim or annual financial periods ending after June 15, 2009. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

     In April 2009, the FASB revised the authoritative guidance for the recognition and presentation of other-than-temporary impairments of debt securities. This new guidance is effective for reporting periods ending after June 15, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements. Refer to Note 4-Investments for additional detail.

     In January 2009, the FASB issued new authoritative guidance that revised other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of the original guidance. This new guidance is effective for reporting periods ending after December 15, 2008. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

     In December 2008, the FASB revised the authoritative guidance for employers' disclosures about postretirement benefit plan assets. This new guidance requires additional disclosures about the components of plan assets, investment strategies, significant concentrations of risk, and the fair value measurement of plan assets. The Company adopted this guidance effective December 31, 2009. Refer to Note 9-Benefit Plans for additional detail.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.   ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

     On July 1, 2010, OneAmerica acquired 100 percent of McCready and Keene, Inc., a nationally recognized actuarial and employee benefits firm specializing in the design, installation and administration of retirement plans, for $15.3 million in cash. The transaction resulted in VOBA of $9.0 million and goodwill of $6.1 million. Refer to Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

     In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Refer to
     Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

     On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,716.6 million at December 31, 2010.

     As a result of the ERAC transaction, a deferred gain was recorded on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.2 million, $4.2 million and $5.2 million of deferred gain amortization in 2010, 2009 and 2008, respectively. The deferred gain balance was $53.9 million and $58.1 million at December 31, 2010 and 2009, respectively.

4.   INVESTMENTS

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                  DECEMBER 31, 2010
-----------------------------------------------------------------------------------
                                                  GROSS UNREALIZED
DESCRIPTION OF SECURITIES         AMORTIZED      ------------------        FAIR
(in millions)                       COST          GAINS      LOSSES        VALUE
-----------------------------------------------------------------------------------
Available-for-sale:
  US government & agencies        $    35.2      $  0.9       $ 0.3      $    35.8
  State & local government            374.3         4.8         9.7          369.4
  Foreign government                   32.5         4.4           -           36.9
  Corporate - public                6,113.0       480.3        30.5        6,562.8
  Corporate - private               1,690.4       154.9         5.2        1,840.1
  Residential mortgage-backed       1,235.1       107.6         1.7        1,341.0
  Commercial mortgage-backed          522.9        27.6         3.4          547.1
  Other asset backed                  166.8        12.0         0.6          178.2
-----------------------------------------------------------------------------------
    Total fixed maturities         10,170.2       792.5        51.4       10,911.3
Equity securities                      58.5         0.7         0.8           58.4
-----------------------------------------------------------------------------------
    Total                         $10,228.7      $793.2       $52.2      $10,969.7
===================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

                                                 December 31, 2009
---------------------------------------------------------------------------------
                                                 Gross Unrealized
Description of Securities        Amortized      ------------------        Fair
(in millions)                      Cost          Gains      Losses        Value
---------------------------------------------------------------------------------
Available-for-sale:
US government & agencies         $   35.4       $  0.7       $ 1.2      $   34.9
State & local government            207.8          5.0         4.8         208.0
Foreign government                   38.3          2.6           -          40.9
Corporate - public                5,529.0        325.9        44.4       5,810.5
Corporate - private               1,677.2        110.7         5.3       1,782.6
Residential mortgage-backed       1,268.2         72.5         0.2       1,340.5
Commercial mortgage-backed          350.3          8.7         4.5         354.5
Other asset backed                  146.6          8.8         0.4         155.0
---------------------------------------------------------------------------------
   Total fixed maturities         9,252.8        534.9        60.8       9,726.9
Equity securities                    89.8          6.2         2.5          93.5
---------------------------------------------------------------------------------
   Total                         $9,342.6       $541.1       $63.3      $9,820.4
=================================================================================

The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2010:

-----------------------------------------------------------------------------------------------------------------------
                                 LESS THAN 12 MONTHS             12 MONTHS OR MORE                  TOTAL
                               -----------------------        -----------------------        --------------------------
DESCRIPTION OF SECURITIES        FAIR       UNREALIZED        FAIR         UNREALIZED          FAIR          UNREALIZED
(in millions)                    VALUE        LOSSES          VALUE          LOSSES            VALUE           LOSSES
-----------------------------------------------------------------------------------------------------------------------
US government & agencies       $    7.7        $ 0.1          $ 0.2           $0.2           $    7.9           $ 0.3
State & local government          209.7          8.5            5.8            1.2              215.5             9.7
Corporate - public                745.7         24.6           73.5            5.9              819.2            30.5
Corporate - private               115.3          4.5            8.3            0.7              123.6             5.2
Residential mortgage-backed        31.0          1.7            3.4              -               34.4             1.7
Commercial mortgage-backed         87.1          3.4              -              -               87.1             3.4
Other asset backed                 21.4          0.6            2.2              -               23.6             0.6
-----------------------------------------------------------------------------------------------------------------------
                               $1,217.9        $43.4          $93.4           $8.0           $1,311.3           $51.4
=======================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
     2009:

-----------------------------------------------------------------------------------------------------------------
                                 Less Than 12 Months             12 Months or More                   Total
                               -----------------------        -----------------------    ------------------------
Description of Securities       Fair       Unrealized          Fair       Unrealized       Fair       Unrealized
(in millions)                   Value        Losses            Value        Losses         Value        Losses
-----------------------------------------------------------------------------------------------------------------
US government & agencies       $ 23.2         $ 1.0           $  0.2         $ 0.2       $   23.4        $ 1.2
State & local government         81.1           2.9             17.3           1.9           98.4          4.8
Foreign government                7.4             -                -             -            7.4            -
Corporate - public              342.1           6.3            467.4          38.1          809.5         44.4
Corporate - private              72.2           1.2             54.2           4.1          126.4          5.3
Residential mortgage-backed      14.9           0.1              5.2           0.1           20.1          0.2
Commercial mortgage-backed       46.8           0.8             77.7           3.7          124.5          4.5
Other asset backed                  -             -              2.3           0.4            2.3          0.4
-----------------------------------------------------------------------------------------------------------------
                               $587.7         $12.3           $ 624.3        $48.5       $1,212.0        $60.8
=================================================================================================================

     OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost, which may be maturity. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     CORPORATE SECURITIES. In 2010, the $35.7 million of gross unrealized losses is comprised of $30.2 million related to investment grade securities and $5.5 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes. Approximately $2.7 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There were no individual issuers with gross unrealized losses greater than $2.5 million.

     In 2009, the $49.7 million of gross unrealized losses is comprised of $39.7 million related to investment grade securities and $10.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There were no individual issuers with gross unrealized losses greater than $2.8 million.

     The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     MORTGAGE-BACKED SECURITIES. The unrealized losses on the Company's investment in residential and commercial mortgage-backed securities were caused by interest rate changes. Over 99 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises. All of the Company's investments in commercial mortgage-backed securities are in senior classes of the transactions

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     and all are rated AAA by at least one Nationally Recognized Statistical Rating Organization as of December 31, 2010. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     Gross Unrealized Loss Positions for Marketable Equity Securities:

-------------------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS     12 MONTHS OR MORE          TOTAL
                                -------------------     ------------------    -------------------
DESCRIPTION OF SECURITIES         FAIR   UNREALIZED      FAIR   UNREALIZED     FAIR    UNREALIZED
(in millions)                    VALUE     LOSSES       VALUE     LOSSES      VALUE      LOSSES
-------------------------------------------------------------------------------------------------
December 31, 2010                $2.5       $0.2        $ 4.0      $0.6       $ 6.5       $0.8
December 31, 2009                $0.3       $  -        $16.5      $2.5       $16.8       $2.5
=================================================================================================

     MARKETABLE EQUITY SECURITIES. Gross unrealized losses on equity securities were $0.8 million and $2.5 million as of December 31, 2010 and 2009, respectively. The Company has the ability and intent to hold these investments until a recovery of cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities at December 31, 2010, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                         AVAILABLE-FOR-SALE
                                                    ----------------------------
(in millions)                                       AMORTIZED COST    FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                $   434.4       $   444.5
Due after one year through five years                    2,583.4         2,785.9
Due after five years through 10 years                    3,155.2         3,431.4
Due after 10 years                                       2,072.4         2,183.2
--------------------------------------------------------------------------------
                                                         8,245.4         8,845.0
Mortgage-backed securities                               1,924.8         2,066.3
--------------------------------------------------------------------------------
                                                       $10,170.2       $10,911.3
================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     Net investment income for the years ended December 31, consisted of the following:

(in millions)                                                                2010        2009        2008
---------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                  $582.5      $535.1      $461.1
Equity securities                                                             1.6         2.4         5.7
Mortgage loans                                                              100.3        94.4        97.9
Real estate                                                                  15.8        18.1        19.0
Policy loans                                                                 15.2        15.2        13.8
Other                                                                         6.5         6.5        15.5
---------------------------------------------------------------------------------------------------------
Gross investment income                                                     721.9       671.7       613.0
Investment expenses                                                          28.8        33.2        28.8
---------------------------------------------------------------------------------------------------------
Net investment income                                                      $693.1      $638.5      $584.2
=========================================================================================================

     Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)                                                                2010        2009        2008
----------------------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities                  $765.4      $516.9     $ 296.8
Gross realized gains on the sale of fixed maturities                         30.6        32.4         5.1
Gross realized losses on sale of fixed maturities                            (1.4)       (5.6)       (2.0)
Change in unrealized appreciation (depreciation)                            267.0       926.2      (530.7)
==========================================================================================================

     The Company does not accrue income on non-income producing investments. The Company had one non-income producing fixed maturity investment at December 31, 2010 with no book value. At December 31, 2009, the Company held four non-income producing fixed maturity investments with a total book value of $0.1 million.

     Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                              2010         2009         2008
----------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                 $29.2       $ 26.8       $  3.1
Equity securities                                                           6.4          4.2            -
Mortgage loan allowance, net                                                0.9         (2.4)           -
Other                                                                      (0.2)        (0.5)         0.7
Impairments in fixed maturitities                                             -        (12.2)       (24.2)
Impairments in equities                                                       -         (5.0)        (0.2)
----------------------------------------------------------------------------------------------------------
Realized investment gains (losses)                                        $36.3       $ 10.9       $(20.6)
==========================================================================================================

     The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2010, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Indiana where approximately 29 percent of the portfolio was invested. A total of 35 percent of the mortgage loans have been issued on retail and industrial properties in both 2010 and 2009. These loans are primarily backed by long-term leases or guaranteed by credit tenants.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     The Company had outstanding mortgage loan commitments of approximately $74.5 million and $53.6 million at December 31, 2010 and 2009, respectively.

     The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment is $15.2 million as of December 31, 2010. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5.   OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss), at December 31, consisted of the following:

(in millions)                                                            2010            2009          2008
------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
   Fixed maturity securities                                          $ 741.1         $ 474.1       $(452.1)
   Equity securities                                                     (0.1)            3.7         (11.9)
Valuation adjustment                                                   (175.5)         (102.3)        104.3
Deferred taxes                                                         (198.0)         (131.4)        125.9
------------------------------------------------------------------------------------------------------------
Total unrealized appreciation (depreciation), net of tax                367.5           244.1        (233.8)
Benefit plans, net of tax                                               (34.7)          (25.3)        (41.4)
------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss)                         $ 332.8         $ 218.8       $(275.2)
============================================================================================================

     The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                            2010           2009           2008
------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability,
  net of tax-2010, $5.1; 2009, $(8.7); 2008, $16.0                     $ (9.4)        $ 16.1        $ (29.7)
Unrealized appreciation (depreciation) on securities,
  net of tax-2010, ($66.6) 2009, ($257.3); 2008, $155.5                 140.3          492.8         (286.3)
Reclassification adjustment for gains (losses) included in net income,
  net of tax-2010, $9.1; 2009, $8.1; 2008, $1.1                         (16.9)         (14.9)          (2.0)
------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax                          $114.0         $494.0        $(318.0)
============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6.   DEFERRED POLICY ACQUISITION COSTS

     The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                                           2010           2009            2008
------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                           $ 653.1         $636.6         $ 658.3
Capitalization of deferred acquisition costs                           117.5           93.9            86.3
Amortization of deferred acquisition costs                             (82.4)         (77.4)         (108.0)
------------------------------------------------------------------------------------------------------------
  Subtotal                                                             688.2          653.1           636.6
Valuation adjustment                                                  (156.8)         (92.5)           79.2
------------------------------------------------------------------------------------------------------------
Balance, end of year                                                 $ 531.4         $560.6         $ 715.8
============================================================================================================

7.   VALUATION OF BUSINESS ACQUIRED

     The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                                           2010           2009            2008
------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                            $ 88.5         $ 92.4          $102.0
Acquisitions                                                             9.0              -               -
Amortization                                                            (9.4)          (3.9)           (9.6)
------------------------------------------------------------------------------------------------------------
 Subtotal                                                               88.1           88.5            92.4
Valuation adjustment                                                   (19.0)         (10.1)           25.4
------------------------------------------------------------------------------------------------------------
Balance, end of year                                                  $ 69.1         $ 78.4          $117.8
============================================================================================================

     The 2009 amortization was lower than 2010 due to an interest margin adjustment.

     The average expected life of VOBA varies by product, and is 24 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

     The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                                                    VOBA
(in millions)                                                                                   AMORTIZATION
------------------------------------------------------------------------------------------------------------
2011                                                                                                $ 6.2
2012                                                                                                  6.1
2013                                                                                                  5.8
2014                                                                                                  5.6
2015                                                                                                  5.4
2016 and thereafter                                                                                  59.0
------------------------------------------------------------------------------------------------------------
Total                                                                                               $88.1
============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8.   INSURANCE LIABILITIES

     Insurance liabilities consisted of the following:

-----------------------------------------------------------------------------------------------------------------
                                                           MORTALITY OR
                                         WITHDRAWAL         MORBIDITY     INTEREST RATE         DECEMBER 31,
(in millions)                            ASSUMPTION         ASSUMPTION     ASSUMPTION          2010          2009
-----------------------------------------------------------------------------------------------------------------
Future policy benefits:
    Participating whole life contracts       N/A            COMPANY       2.25% TO 6.0%   $ 1,090.3     $ 1,036.5
                                                           EXPERIENCE
    Universal life-type contracts            N/A               N/A           N/A            2,112.8       1,949.9
    Other individual life contracts       COMPANY           COMPANY       2.25% TO 6.0%       969.2         939.3
                                         EXPERIENCE        EXPERIENCE
    Accident and health                      N/A            COMPANY          N/A              847.4         761.3
                                                           EXPERIENCE
    Annuity products                         N/A               N/A           N/A            6,614.7       6,062.0
    Group life and health                    N/A               N/A           N/A              395.7         393.4
Other policyholder funds                     N/A               N/A           N/A              252.1         266.8
Funding agreements*                          N/A               N/A           N/A              902.2         885.9
Pending policyholder claims                  N/A               N/A           N/A              229.8         207.4
-----------------------------------------------------------------------------------------------------------------
    Total insurance liabilities                                                           $13,414.2     $12,502.5
=================================================================================================================

     * Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

     Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

     Participating life insurance policies, for which dividends are expected to be paid, represent approximately 28.3 percent and 26.6 percent of the total individual life insurance in force at both December 31, 2010 and 2009, respectively. These participating policies represented 33.3 percent and 34.2 percent of statutory life net premium income for 2010 and 2009, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9.   BENEFIT PLANS

     The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

     The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2010 and 2009.

     The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

     Obligations and Funded Status:

                                                              PENSION BENEFITS               OTHER BENEFITS
                                                            --------------------         ----------------------
(in millions)                                                 2010          2009           2010           2009
---------------------------------------------------------------------------------------------------------------
Employer contributions                                      $  6.0         $13.0         $  1.9         $  1.7
Employee contributions                                           -             -            1.2            1.1
Benefit payments                                               3.3           3.0            3.1            2.7
Funded status (deficit)                                      (22.7)         (9.4)         (44.5)         (40.3)
===============================================================================================================

     Amounts recognized in the balance sheet:

                                                              PENSION BENEFITS               OTHER BENEFITS
                                                            --------------------         ----------------------
(in millions)                                                 2010          2009           2010           2009
---------------------------------------------------------------------------------------------------------------
Accrued benefit obligation                                  $(22.7)        $(9.4)        $(44.5)        $(40.3)
---------------------------------------------------------------------------------------------------------------
  Net amount recognized                                     $(22.7)        $(9.4)        $(44.5)        $(40.3)
===============================================================================================================

     Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                                $61.2          $48.9           $(3.9)        $(5.3)
Net prior service costs (benefits)                           (0.8)          (0.9)              -          (0.2)
Net transition obligation                                    (2.9)          (3.6)              -             -
---------------------------------------------------------------------------------------------------------------
  Net amount recognized                                     $57.5          $44.4           $(3.9)        $(5.5)
===============================================================================================================

     The following table represents plan assets and obligations for the defined benefit plan:

                                                                                             DECEMBER 31,
                                                                                       ------------------------
(in millions)                                                                            2010              2009
---------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                           $168.5            $135.9
Accumulated benefit obligation                                                          146.2             116.3
Fair value of plan assets                                                               145.8             126.5
===============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     The following table represents net periodic pension and other benefit costs expense:

                                                               PENSION BENEFITS                 OTHER BENEFITS
                                                          --------------------------      --------------------------
(in millions)                                              2010       2009       2008     2010      2009       2008
-------------------------------------------------------------------------------------     --------------------------
Net periodic benefit cost                                 $ 6.2     $ 11.3      $ 2.7     $2.8     $ 3.2      $ 3.0
Amounts recognized in other comprehensive income:
 Net actuarial (gains) losses                              12.3      (25.2)      48.9      1.4      (0.7)      (4.3)
 Net prior service costs (benefits)                         0.1        0.2        0.1      0.2       0.2        0.3
 Net transition obligation                                  0.7        0.7        0.7        -         -          -
--------------------------------------------------------------------------------------------------------------------
 Total recognized in other comprehensive income            13.1      (24.3)      49.7      1.6      (0.5)      (4.0)
--------------------------------------------------------------------------------------------------------------------
Total recognized net periodic pension costs
 and other comprehensive income                           $19.3     $(13.0)     $52.4     $4.4     $ 2.7      $(1.0)
====================================================================================================================

     Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $3.4 million, ($0.1) million and ($0.7) million, respectively.

     Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                PENSION BENEFITS                 OTHER BENEFITS
                                                          ----------------------------    ----------------------------
                                                              2010            2009            2010               2009
----------------------------------------------------------------------------------------------------------------------
Discount rate                                                 5.80%           6.65%           5.80%              6.65%
Rate of compensation increase                                 4.25%           4.25%           4.25%              4.25%
======================================================================================================================

     Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                              PENSION BENEFITS                    OTHER BENEFITS
                                                          ---------------------------      ----------------------------
                                                          2010       2009       2008       2010       2009       2008
-----------------------------------------------------------------------------------------------------------------------
Discount rate                                             6.65%      6.40%      6.50%      6.65%      6.40%      6.50%
Expected long-term return on plan assets                  8.50%      8.50%      8.75%         -          -          -
Rate of compensation increase                             4.25%      4.00%      4.00%      4.25%      4.00%      4.00%
=======================================================================================================================

     The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

     Assumed health care trend rates at December 31:

                                                                                              2010                2009
-----------------------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                                  8.50%               9.00%
Rate to which the cost trend rate is assumed to decline                                       5.00%               5.00%
Year that the rate reaches the ultimate trend rate                                             2018                2018
=======================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     PLAN ASSETS

     The actual pension plan weighted-average asset allocations, by asset category, are 70 and 68 percent for equity securities and 30 and 32 percent for debt securities at December 31, 2010 and 2009, respectively.

     The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

     Fair Value Measurements at December 31, 2010:

(in millions)                                            LEVEL 1            LEVEL 2              LEVEL 3
--------------------------------------------------------------------------------------------------------
Equity separate account investment options                 $-                $102.2                $-
Fixed separate account investment options                   -                  22.0                 -
Fixed interest investment option                            -                  21.6                 -
--------------------------------------------------------------------------------------------------------
Total                                                      $-                $145.8                $-
========================================================================================================

     The pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies. The fixed interest investment is held in the general account of AUL. Refer to Note 15-Fair Value for additional discussion regarding the levels of the fair value hierarchy.

     CONTRIBUTIONS

     The Company expects to contribute $6.0 million to its pension plan and $2.3 million to its other postretirement benefit plans in 2011.

     ESTIMATED FUTURE BENEFIT PAYMENTS

     The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)                                                            PENSION BENEFITS      OTHER BENEFITS
---------------------------------------------------------------------------------------------------------------
2011                                                                           $ 4.1                $ 2.3
2012                                                                             4.8                  3.0
2013                                                                             5.3                  3.1
2014                                                                             5.9                  3.2
2015                                                                             6.7                  3.3
Years 2016-2020                                                                 45.2                 18.1
===============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

     The Company sponsors a defined contribution savings plan for employees. The Company match is 50 percent of employee contributions up to 7.0 percent of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $3.0 million, $2.5 million and $2.4 million in 2010, 2009 and 2008, respectively.

     The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.0 million, $1.0 million and $1.2 million in 2010, 2009 and 2008, respectively.

     The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $5.2 million, $5.4 million and $2.8 million for 2010, 2009 and 2008, respectively.

10.  FEDERAL INCOME TAXES

     The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

     The federal income tax expense, for the years ended December 31, was as follows:

(in millions)                                                           2010         2009         2008
-------------------------------------------------------------------------------------------------------
Current                                                                $39.9        $33.2        $20.8
Deferred                                                                15.9          9.6         (5.9)
-------------------------------------------------------------------------------------------------------
  Income tax expense                                                   $55.8        $42.8        $14.9
=======================================================================================================

     A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

(in millions)                                                           2010         2009         2008
-------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                             $62.2        $50.9        $19.0
  Tax preferenced investment income                                     (6.3)        (7.8)        (4.0)
  Credits available to offset tax                                       (0.3)        (0.7)        (0.6)
  Other                                                                  0.2          0.4          0.5
-------------------------------------------------------------------------------------------------------
  Income tax expense                                                   $55.8        $42.8        $14.9
=======================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10.  FEDERAL INCOME TAXES, CONTINUED

     The federal income tax liability for the years ended December 31, were as follows:

(in millions)                                                                       2010           2009
-------------------------------------------------------------------------------------------------------
Current                                                                           $  7.1         $  2.7
Deferred                                                                           265.6          185.1
-------------------------------------------------------------------------------------------------------
  Total federal income tax liability                                              $272.7         $187.8
=======================================================================================================

   The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                                       2010           2009
-------------------------------------------------------------------------------------------------------
Deferred tax assets
 Insurance liabilities                                                            $113.9         $118.4
 Deferred gain on indemnity reinsurance                                             18.9           20.3
 Employee benefit plans                                                             31.5           25.1
 Other                                                                              11.5           14.6
-------------------------------------------------------------------------------------------------------
    Total deferred tax assets                                                      175.8          178.4
=======================================================================================================
Deferred tax liabilities
 Deferred policy acquisition costs & value of business acquired                    220.2          216.0
 Investments                                                                        11.6            5.0
 Fixed assets and software                                                           9.5           10.2
 Unrealized appreciation                                                           198.0          131.4
 Other                                                                               2.1            0.9
-------------------------------------------------------------------------------------------------------
    Total deferred tax liabilities                                                 441.4          363.5
-------------------------------------------------------------------------------------------------------
  Total net deferred tax liability                                                $265.6         $185.1
=======================================================================================================

     Federal income taxes paid were $36.3 million and $26.1 million in 2010 and 2009, respectively. The Company has $6.0 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2025 and 2027.

     If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon the best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

     Company has reviewed all open tax years for major tax jurisdictions and has concluded that there are no uncertain tax positions that would require a contingent liability to be recorded as of December 31, 2010. The Company is not aware of any tax position where it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2007 through 2010 remain open to examination.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11.  REINSURANCE

     The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

     Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

(in millions)                                                         2010            2009            2008
-----------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 510.8         $ 481.7         $ 460.9
Reinsurance assumed                                                  352.2           368.9           387.3
Reinsurance ceded                                                   (454.4)         (470.3)         (505.3)
-----------------------------------------------------------------------------------------------------------
  Net premiums                                                       408.6           380.3           342.9
-----------------------------------------------------------------------------------------------------------
  Reinsurance recoveries                                           $ 394.7         $ 402.4         $ 430.8
===========================================================================================================

     The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 91 percent of the Company's December 31, 2010, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC and the Golden Rule transaction in 2005.

     The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The Company has recorded no significant additional net loss in 2010, 2009 nor 2008 related to the September 11th tragedy. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $53 million at December 31, 2010 compared to $65 million at December 31, 2009. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies.

12.  SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

     In September 2006, the Company enhanced its financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5% of outstanding borrowings. At December 31, 2010, the carrying value of the FHLBI common stock was $45.6 million. The carrying value of the FHLBI common stock approximates fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

    Funding Agreements associated with the FHLBI totaled $900.6 million and $884.3 million as of December 31, 2010 and 2009, respectively. The proceeds were used to purchase bonds with maturities that closely match the maturities of the Funding Agreements. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $902.2 million and $885.9 million at December 31, 2010 and 2009, respectively. The average interest rate on these Funding Agreements is 3.72% and range from 2.33% to 4.59%. Maturities for the Funding Agreements range from March 2011 to February 2019. Interest was paid in the amount of $34.3 million and $31.6 million in 2010 and 2009, respectively.

    The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,373.6 million and $1,326.8 million at December 31, 2010 and 2009, respectively and are included in fixed maturities and mortgages reported on the balance sheet.

    The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $49.0 million at December 31, 2010.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2010, 2009 and 2008.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2010, 2009 and 2008.

    Surplus Notes and Senior Notes:

(in millions)                                        2010                 2009
------------------------------------------------------------------------------
Senior notes, 7%, due 2033                         $200.0               $200.0
Surplus notes, 7.75%, due 2026                       75.0                 75.0
------------------------------------------------------------------------------
Total notes payable                                $275.0               $275.0
==============================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(in millions)                                                  2010         2009
---------------------------------------------------------------------------------
SAP surplus                                                $1,069.4     $1,000.6
Asset valuation reserve                                        86.9         70.2
Deferred policy acquisition costs                             688.2        653.1
Value of business acquired                                     79.1         88.1
Adjustments to policy reserves                               (168.7)      (175.9)
Interest maintenance reserves                                  34.6         24.5
Unrealized gain on invested assets, net                       367.5        244.1
Surplus notes                                                 (75.0)       (75.0)
Deferred gain on indemnity reinsurance                        (53.9)       (58.1)
Deferred income taxes                                        (126.4)      (114.7)
Other, net                                                    (26.8)       (17.9)
---------------------------------------------------------------------------------
GAAP equity                                                $1,874.9     $1,639.0
=================================================================================

A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(in millions)                                    2010         2009         2008
--------------------------------------------------------------------------------
SAP net income                                 $ 94.2       $ 89.9       $ 28.8
Deferred policy acquisition costs                35.1         16.5        (21.8)
Value of business acquired                       (9.0)        (3.6)        (9.2)
Adjustments to policy reserves                    8.0          6.2         37.9
Deferred income taxes                           (15.6)        (8.1)         6.8
Realized gains, net of tax                       16.9          4.9          1.2
Other, net                                       (7.7)        (3.1)        (4.2)
--------------------------------------------------------------------------------
GAAP net income                                $121.9       $102.7       $ 39.5
================================================================================

Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.5 million at both December 31, 2010 and 2009.

State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. No dividends were paid in 2010, 2009, or 2008. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $106 million in 2011.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

    o Level 1 -- Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

    o Level 2 -- Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

    o Level 3 -- Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

    FIXED MATURITY SECURITIES -- are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from a number of independent pricing sources. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security. To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made. For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2. US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2. If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used. When observable market data is not available, the security is reported in Level 3.

    EQUITY SECURITIES -- consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs. Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

    SHORT-TERM AND OTHER INVESTED ASSETS -- the short-term investments are typically not traded in active markets, however the fair values are based on market observable inputs and are categorized accordingly within Level 2. Other invested assets include limited partnerships that are carried at fair value. Fair value is determined based on the net asset value provided by the limited partnership manager (except where the Company has a minor interest) and is classified as Level 3.

    CASH EQUIVALENTS -- include money market instruments and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1. The remaining cash equivalents are not traded in active markets however their fair values are based on market observable inputs and have been classified as Level 2.

    SEPARATE ACCOUNTS -- represent assets segregated and invested on behalf of customers. Investment risks associated with market value changes are borne by the customer. Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. These net asset values are obtained daily from the fund managers.

    VARIABLE ANNUITY MINIMUM GUARANTEE BENEFITS -- are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios. Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3. If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    TRANSFERS

    Transfers in or out of Level 3 are illustrated at amortized cost at the beginning of the period.

    In 2010, the significance of non-observable inputs such as the liquidity adjustment factor was reevaluated by management and these inputs were determined to no longer result in Level 3 classification for certain private corporate debt securities as the market observability of the key inputs highlighted above has improved. Additionally, as a result of increased liquidity in the market and greater availability of market observable quoted prices from additional pricing sources, various state & local government, corporate-private and commercial mortgage-backed securities were reported in Level 2 in 2010 rather than Level 3 as in 2009.

    There were no significant transfers between Level 1 and Level 2.

    The balances of assets and liabilities measured at fair value, as of December 31, were as follows:

                                                                            DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------------------------------
                                                  QUOTED PRICES IN     SIGNIFICANT        SIGNIFICANT           TOTAL
                                                   ACTIVE MARKETS      OBSERVABLE         UNOBSERVABLE           FAIR
(in millions)                                          LEVEL 1           LEVEL 2            LEVEL 3             VALUE
-----------------------------------------------------------------------------------------------------------------------
ASSETS
 US government & agencies                             $   28.3          $     7.5            $    -           $    35.8
 State & local government                                    -              369.4                 -               369.4
 Foreign government                                          -               36.9                 -                36.9
 Corporate-public                                            -            6,107.8             455.0             6,562.8
 Corporate-private                                           -            1,771.9              68.2             1,840.1
 Residential mortgage-backed                                 -            1,337.0               4.0             1,341.0
 Commercial mortgage-backed                                  -              532.2              14.9               547.1
 Other asset backed                                          -              173.6               4.6               178.2
-----------------------------------------------------------------------------------------------------------------------
    Subtotal - fixed maturities                       $   28.3          $10,336.3            $546.7           $10,911.3
 Equity securities                                         5.2                1.9              51.3                58.4
 Short-term & other invested assets                          -                2.4              26.3                28.7
 Cash equivalents                                        134.5               14.5                 -               149.0
 Separate account assets                               8,183.8                0.3                 -             8,184.1
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          $8,351.8          $10,355.4            $624.3           $19,331.5
=======================================================================================================================
LIABILITIES
  Variable annuity guarantee benefits                 $      -          $       -            $  3.3           $     3.3
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                     $      -          $       -            $  3.3           $     3.3
=======================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

                                                                     December 31, 2009
-----------------------------------------------------------------------------------------------------------
                                              Quoted Prices in    Significant    Significant        Total
                                               Active Markets      Observable   Unobservable         Fair
(in millions)                                      Level 1           Level 2       Level 3          Value
-----------------------------------------------------------------------------------------------------------
Assets
 US government & agencies                         $   27.0          $    5.0      $    2.9        $    34.9
 State & local government                                               11.3         196.7            208.0
 Foreign government                                                     25.9          15.0             40.9
 Corporate-public                                                    5,307.2         503.3          5,810.5
 Corporate-private                                                      32.3       1,750.3          1,782.6
 Residential mortgage-backed                                         1,325.4          15.1          1,340.5
 Commercial mortgage-backed                              -               0.2         354.3            354.5
 Other asset backed                                      -              54.9         100.1            155.0
-----------------------------------------------------------------------------------------------------------
    Subtotal - fixed maturities                   $   27.0          $6,762.2      $2,937.7        $ 9,726.9
  Equity securities                                   41.2                 -          52.3             93.5
  Short-term & other invested assets                     -               0.2          25.3             25.5
  Cash equivalents                                    98.3              95.0             -            193.3
  Separate account assets                          6,896.2               0.4             -          6,896.6
-----------------------------------------------------------------------------------------------------------
Total assets                                      $7,062.7          $6,857.8      $3,015.3        $16,935.8
===========================================================================================================
Liabilities
  Variable annuity guarantee benefits             $      -          $      -      $    2.3        $     2.3
-----------------------------------------------------------------------------------------------------------
Total liabilities                                 $      -          $      -      $    2.3        $     2.3
===========================================================================================================

    The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, 2010, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

------------------------------------------------------------------------------------------------------------
                                                                                    VARIABLE
                                                                   EQUITY           ANNUITY
                                                 FIXED          SECURITIES &       GUARANTEE
(in millions)                                  MATURITIES          OTHER            BENEFITS         TOTAL
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                   $ 2,937.7           $77.6             $(2.3)       $ 3,013.0
  Gains included in net income                      19.1            (1.4)             (1.0)            16.7
  Gains included in other
    comprehensive income                             1.2             0.4                 -              1.6
  Purchases, issuances, settlements                (98.4)            4.0                 -            (94.4)
  Transfer into/(out of) Level 3:
    Transfers into Level 3                          19.2               -                 -             19.2
    Transfers out of Level 3                    (2,332.1)           (3.0)                -         (2,335.1)
------------------------------------------------------------------------------------------------------------
  Total transfers into/(out of) Level 3         (2,312.9)           (3.0)                -         (2,315.9)
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                   $   546.7           $77.6             $(3.3)       $   621.0
============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following two tables provide additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31, 2010.

------------------------------------------------------------------------------------------------------------
                                                                   STATE &
                                             US GOVERNMENT         LOCAL           FOREIGN       CORPORATE -
(in millions)                                  & AGENCIES        GOVERNMENT       GOVERNMENT       PUBLIC
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                     $ 2.9            $ 196.7           $15.0          $ 503.3
  Gains included in net income                       -                  -               -              9.1
  Gains included in other
  comprehensive income                               -                  -            (0.1)             7.0
  Purchases, issuances, settlements                  -                  -            (5.0)           100.8
  Transfer into/(out of) Level 3:
    Transfers into Level 3                           -                  -               -             15.5
    Transfers out of Level 3                      (2.9)            (196.7)           (9.9)          (180.7)
------------------------------------------------------------------------------------------------------------
  Total transfers into/(out of) Level 3           (2.9)            (196.7)           (9.9)          (165.2)
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                     $   -            $     -           $   -          $ 455.0
============================================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                  RESIDENTIAL     COMMERCIAL
                                                CORPORATE -        MORTGAGE-       MORTGAGE-      OTHER ASSET
(in millions)                                    PRIVATE            BACKED          BACKED           BACKED
-------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                     $ 1,750.3          $ 15.1         $ 354.3          $100.1
  Gains included in net income                         8.8               -             1.2               -
  Gains included in other
    comprehensive income                              (4.9)              -            (1.0)            0.2
  Purchases, issuances, settlements                 (191.3)            4.0            (5.5)           (1.4)
  Transfer into/(out of) Level 3:
    Transfers into Level 3                               -               -             0.2             3.5
    Transfers out of Level 3                      (1,494.7)          (15.1)         (334.3)          (97.8)
-------------------------------------------------------------------------------------------------------------
  Total transfers into/(out of) Level 3           (1,494.7)          (15.1)         (334.1)          (94.3)
-------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                     $    68.2          $  4.0         $  14.9          $  4.6
=============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, 2009, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

---------------------------------------------------------------------------------------------------------
                                                                                   Variable
                                                                  Equity           Annuity
                                                  Fixed         Securities &      Guarantee
(in millions)                                   Maturities        Other            Benefits       Total
---------------------------------------------------------------------------------------------------------
Balance at December 31, 2008                     $2,193.8          $48.3           $(25.0)      $2,217.1
  Gains included in net income                        0.8           (0.7)            22.7           22.8
  Gains included in other
  comprehensive income                              381.1            0.7                -          381.8
  Purchases, issuances, settlements                 298.8           29.3                -          328.1
  Net transfers in and or (out) of Level 3           63.2              -                -           63.2
---------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                     $2,937.7          $77.6           $ (2.3)      $3,013.0
=========================================================================================================

    Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet. Annuity guarantee benefits are reported in Policy Benefits in consolidated statement of operations.

    Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The carrying value of policy loans approximates fair value.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                        2010                      2009
----------------------------------------------------------------------------------------------
                                               CARRYING       FAIR      Carrying        Fair
(in millions)                                   VALUE        VALUE       value         value
----------------------------------------------------------------------------------------------
Mortgage loans                                 $1,537.8    $1,614.5     $1,492.1     $1,481.3
Policy loans                                      252.8       252.8        244.2        244.2
Funding agreements - refer to Note 8              902.2       954.1        885.9        905.5
Surplus notes and notes payable                   275.0       267.2        275.0        258.4
==============================================================================================

16. SUBSEQUENT EVENTS

    Management has evaluated the impact of all subsequent events through March 18, 2011, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

No dealer, salesman or any other person is authorized by the AUL American Individual Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST

                     Individual Variable Annuity Contracts

                                    Sold By

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)


                One American Square Indianapolis, Indiana 46282

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2011

Part C: Other Information


Item 24.  Financial Statements and Exhibits



a)  Financial Statements


     1.   Included in Prospectus (Part A):


          Condensed Financial Information (11)


     2.   Included in Statement of Additional Information (Part B):


          (a)  Financial Statements of OneAmerica Financial Partners, Inc. (11)


               Report of Independent Auditors


               Consolidated Balance Sheets as of December 31, 2010 and 2009


               Consolidated  Statements of Operations  for years ended  December

               31, 2010 and 2009


               Consolidated  Statements of Changes in  Shareholder's  Equity and

               Comprehensive Income as of December 31, 2010, 2009 and 2008


               Consolidated  Statements  of  Cash  Flows  for  the  years  ended

               December 31, 2010, 2009 and 2008


               Notes to Consolidated Financial Statements





          (b)  Financial Statements of AUL American Individual Unit Trust (11)


               A  Message  from the  President  & CEO of  American  United  Life

               Insurance Company(R)


               Report of Independent Registered Public Accounting Firm


               Statements of Net Assets as of December 31, 2010


               Statements of Operations for year ended of December 31, 2010


               Statements  of Changes in Net Assets as of December  31, 2010 and

               2009


               Notes to Financial Statements



(b)  Exhibits


     1.   Resolution  of  the  Executive   Committee  of  American  United  Life

          Insurance Company(R) ("AUL") establishing AUL American Individual Unit

          Trust (1)


     2.   Not applicable


     3.   Underwriting Agreements


          3.1  Distribution  Agreement  between  American  United Life Insurance

               Company(R) and OneAmerica Securities, Inc. (4)


          3.2  Form of Selling Agreement (6)


     4.   Individual Variable Annuity Contract Forms


          4.1  Flexible Premium Variable Annuity Contract LA-28 (1)


          4.2  One Year Flexible Premium Variable Annuity Contract LA-27 (1)


     5.   Individual Variable Annuity Enrollment Form (1)


     6.   Certificate of Incorporation and By-Laws of the Depositor


          6.1  Articles  of  Merger  between  American  Central  Life  Insurance

               Company and United Mutual Life Insurance Company (1)


          6.2  Certification of the Indiana  Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance

               Company and United Mutual Life Insurance Company (1)


          6.3  Second Amended and Restated Articles of Incorporation of American

               United Life Insurance Company(R) (4)


          6.4  Second  Amended  and  Restated  Bylaws of  American  United  Life

               Insurance Company(R) (4)


     7.   Not applicable


     8.   Form of Participation Agreements:


          8.1  Form of Participation Agreement with Alger American Fund (1)


          8.2  Form of  Participation  Agreement with American  Century Variable

               Portfolios (1)


          8.3  Form of Participation Agreement with Calvert Variable Series (1)


          8.4  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund (1)


          8.5  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund II (1)


          8.6  Form of Participation Agreement with PBHG Funds, Inc. (1)


          8.7  Form of Participation Agreement with T. Rowe Price Equity Series,

               Inc. (1)


          8.8  Form of Participation  Agreement  between AIM Variable  Insurance

               Funds and American United Life Insurance Company(R) (5)


          8.9  Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and

               Dreyfus Variable Investment Fund (5)


          8.10 Form of Participation Agreement with Janus Aspen Series (5)


          8.11 Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Neuberger  Berman  Advisers  Management

               Trust (5)


          8.12 Form of Amendment to the Participation Agreement between American

               United  Life  Insurance  Company(R)  and  PBHG  Insurance  Series

               Fund (5)


          8.13 Form   of   Participation   Agreement   between   Pioneer   Funds

               Distributor,    Inc.   and   American   United   Life   Insurance

               Company(R) (5)


          8.14 Form  of  Amendment  to  Schedule  A of  Participation  Agreement

               between  American  United Life  Insurance  Company(R) and T. Rowe

               Price Equity Series, Inc. (5)


          8.15 Form  of  Addendum  to the  Account  Services  Agreement  between

               American   United  Life   Insurance   Company(R)   and  Thornburg

               Investment Management, Inc. (5)


          8.16 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and the Timothy Plan (5)


          8.17 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Vanguard Variable Insurance Fund (5)


          8.18 Form of Participation Agreement between American United Life

               Insurance Company, Columbia Funds Variable Insurance Trust,

               Columbia Management Advisors, LLC and Columbia Management

               Distributors (9)


          8.19 Form of Participation Agreement between American United Life

               Insurance Company, Royce Captial Fund and Royce Fund Services,

               Inc.(9)


          8.20 Form of Participation Agreement between American United Life

               Insurance Company,Franklin Templeton Variable Insurance Products

               Trust and Franklin/Templeton Distributors, Inc. (9)


          8.21 Form of Participation Agreement between American United Life

               Insurance Company(R) and AllianceBernstien (9)



     9.   Opinion  and  Consent of  Associate  General  Counsel of AUL as to the

          legality of the Contracts being registered (2)


     10.  Miscellaneous Consents


          10.1 Consent of Independent Auditors (11)


          10.2 Consent of Dechert Price & Rhoads (1)


          10.3 Powers of Attorney (11)


          10.4 Rule 483 Certified Resolution (11)


     11.  Not applicable


     12.  Not applicable


 -------------------------------------------------------------------------------


(1)  Re-filed  with the  Registrant's  Post-Effective  Amendment No. 6 (File No.

     033-79562) on April 30, 1998.


(2)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  6  to  the

     Registration Statement (File No. 033-79562) on April 30, 1998.


(3)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  12  to  the

     Registration Statement on April 30, 2003


(4)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  13  to  the

     Registration Statement on April 28, 2004


(5)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  15  to  the

     Registration Statement on April 29, 2005


(6)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  16  to  the

     Registration Statement on April 28, 2006


(7)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  17  to  the

     Registration Statement on May 1, 2007


(8)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  18  to  the

     Registration Statement on May 1, 2008


(9) Filed with the Registrant's Post-Effective Amendment No. 19 to the Registration Statement on April 14, 2009

(10) Filed with the Registrant's Post-Effective Amendment No. 20 to the Registration Statement on April 12, 2010

(11) Filed with the Registrant's Post-Effective Amendment No. 21 to the Registration Statement on April 15, 2011

Item 25. Directors and Officers of AUL




Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Executive Vice President (02/11 to present)

                                   Chief Financial Officer, AUL (6/04 - 02/11); Senior Vice President,

                                   Strategic Planning and Corporate Development (7/02 -6/04); Director, AUL (7/02 - present)
                                   Vice President, Corporate Planning (1/00 - 7/02)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);

                                   Director, AUL, (12/00 - 05/01/2011); Vice President, Reporting

                                   and Research (1/99 - 1/00); Assistant Vice President,

                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present); President and Chief Executive Officer, AUL (9/04 - present);

                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,

                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);

                                   Vice President, Individual Division (11/98 - 9/99);

                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,

                                   (12/01 - present); Director, AUL (12/01 - present); Vice President

                                   Human Resources, (11/99 - 12/01); Vice President, Corporate

                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);

                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);

                                   Director, AUL (8/02 - present)


----------------------------------------------


*One American Square, Indianapolis, Indiana 46282



Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT



AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE UNIT TRUST (File No.  811-8311),  is a

separate  account of AUL,  organized  for the purpose of the sale of  individual variable life insurance products.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division, most remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  were  transferred  to

GE Employers Reinsurance  Corporation on July 1, 2002.  AUL has a 100% equity interest in RMS.


MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans.  Effective

July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of

McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.  As a result of this transaction, AUL has acquired a 0% equity interest in that company.



ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2010,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  66 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2010.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.85% equity interest in the Fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2010, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2010, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT, AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), AUL AMERICAN

INDIVIDUAL  VARIABLE  ANNUITY UNIT TRUST (File No.  811-9193),  and AUL AMERICAN

UNIT TRUST (File No. 811-5929) are separate  accounts of AUL,  organized for the purpose  of the  sale  of  individual  and  group  variable  annuity  contracts,

respectively.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. Number of Contractholders


As of March 9, 2011, AUL has issued 3,644 Individual variable annuity contracts associated with Registrant.



Item 28. Indemnification


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director  or  officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.


Item 29. Principal Underwriters


     a.   Other Activity.  In additional to Registrant,  OneAmerica  Securities,

          Inc. acts as the  principal  underwriter  for policies  offered by AUL through AUL  American  Individual  Variable  Life Unit Trust (File No.

          811-08311),  AUL  American  Unit Trust  (File No.  811-05929)  and AUL

          American Individual Variable Annuity Unit Trust (File No. 811-09193).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:




          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary & Chief Counsel

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

          Gregory A. Poston                        Director

          Anthony M. Smart                         Vice President, Operations

          Susan Uhl                                Anti-Money Laundering Officer

          Mark A. Wilkerson                        Director

          Jay B. Williams                          Chief Compliance Officer

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations


------------------------------


* The Principal  business  address of all of the persons  listed is One American

Square, Indianapolis, Indiana 46282




     (c)  Not applicable


Item 30. Location of Accounts and Records


The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  Investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.



Item 31. Management Services


There are no  management-related  service  contracts  not discussed in Part A or

Part B.

Item 32. Undertakings


The registrant hereby undertakes:


(a)      to file a post-effective  amendment to this  registration  statement as frequently  as is  necessary  to  ensure  that  the  audited  financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.


(b)      to include either (1) as part of any application to purchase a contract offered  by the  prospectus,  a space  that an  applicant  can check to request a Statement of  Additional  Information,  or (2) a post card or similar written  communication affixed to or included in the prospectus that the  applicant  can remove to send for a Statement  of  Additional

         Information.


(c)      to deliver any  Statement of Additional  Information  and any financial statements  required to be made available under this Form promptly upon written or oral request.



Additional Representations:


(a)      The Registrant  and its Depositor are relying upon American  Council of

         Life Insurance,  SEC No-Action  Letter,  SEC Ref. No. IP-6-88 (November

         28, 1988) with respect to annuity  contract offered as funding vehicles for retirement  plans meeting the requirements of Section 403(b) of the

         Internal  Revenue Code,  and the  provisions of paragraphs (1) - (4) of this letter have been complied with.


(b)      The Registrant represents that  the aggregate fees and charges deducted

         under the  variable   annuity  contracts  are  reasonable  in  relation

         to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES




As  required by the  Securities  Act of 1933 and the  Investment  Company Act of

1940, the Registrant  certifies that it meets the requirements of Securities Act

Rule  485(b)  for  effectiveness  of  this  post-effective   amebndment  to  the

Registration  Statement  and has caused  this  post-effective  amendment  to the

Registration  Statement to be signed on its behalf, in the City of Indianapolis,

and the State of Indiana on this  15th day of April,  2011.



                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO



* By:
         /s/ Richard M. Ellery

       ______________________________________

       Richard M. Ellery as attorney-in-fact


Date: April 15, 2011



As required by the Securities Act of 1933, this post-effective  amendment to the

Registration  Statement  has  been  signed  by  the  following  persons  in  the capacities and on the dates indicated.


Signature                           Title                     Date

---------                           -----                     ----


_______________________________     Director                   April 15, 2011
J. Scott Davison*



_______________________________     Director                   April 15, 2011
Constance E. Lund*



_______________________________     Director                   April 15, 2011
Dayton H. Molendorp*



_______________________________     Director                   April 15, 2011
Mark C. Roller*



_______________________________     Director                   April 15, 2011
G. David Sapp*



_______________________________     Director                   April 15, 2011
Thomas M. Zurek*






/s/ Richard M. Ellery
___________________________________________

*By: Richard M. Ellery as Attorney-in-fact
Date:    April 15, 2011

                                  EXHIBIT LIST



 Exhibit               Exhibit

 Number in Form
 N-4, Item 24(b)      Name of Exhibit

----------------      ---------------
       10.1            Consent of Independent Auditors

       10.3            Powers of Attorney

       10.4            Rule 483 Certified Resolution